UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800,

Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: January 31

Date of reporting period: July 31, 2017

Item 1.	Report to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

July 31, 2017

AEW Real Estate Fund

Portfolio Review  page 1

Portfolio of Investments  page 11

Financial Statements  page  14

Notes to Financial Statements  page 21

Shareholder Supplement  enclosed

AEW REAL ESTATE FUND

Managers	Symbols
Matthew A. Troxell, CFA®	Class A NRFAX
J. Hall Jones, Jr., CFA®	Class C NRCFX
Gina Szymanski, CFA®	Class N NRFNX
AEW Capital Management, L.P.	Class Y NRFYX

Investment Goal

The Fund seeks to provide investors with above-average income and long-term growth of capital.

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Average Annual Total Returns—July 31, 20173

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 8/31/00)
NAV	3.64%	-5.10%	8.58%	6.73%	—%	1.13%	1.00%

Class A (Inception 12/29/00)
NAV	3.54	-5.32	8.30	6.45	—	1.38	1.25
With 5.75% Maximum Sales Charge	-2.44	-10.78	7.03	5.82	—

Class C (Inception 12/29/00)
NAV	3.16	-6.06	7.50	5.66	—	2.13	2.00
With CDSC[1]	2.16	-6.94	7.50	5.66	—

Class N (Inception 5/01/13)
NAV	3.69	-5.04	—	—	7.06	0.97	0.95

Comparative Performance
MSCI U.S. REIT Index[2]	3.98	-4.58	9.23	6.96	7.35

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2	MSCI U.S. REIT Index is an unmanaged index that is composed of the most actively traded equity REIT (real estate investment trust) securities.

3	For certain periods, Fund performance has been increased by fee waivers and/or expense reimbursements, without which performance would have been lower.

4	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Natixis Fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from February 1, 2017 through July 31, 2017. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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AEW REAL ESTATE FUND	BEGINNING ACCOUNT VALUE 2/1/2017	ENDING ACCOUNT VALUE 7/31/2017	EXPENSES PAID DURING PERIOD* 2/1/2017 – 7/31/2017
Class A
Actual	$1,000.00	$1,035.40	$6.71
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.66
Class C
Actual	$1,000.00	$1,031.60	$10.53
Hypothetical (5% return before expenses)	$1,000.00	$1,014.43	$10.44
Class N
Actual	$1,000.00	$1,036.90	$5.00
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96
Class Y
Actual	$1,000.00	$1,036.40	$5.45
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.41

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.33%, 2.09%, 0.99% and 1.08% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group of funds and the Fund’s performance benchmarks, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s expenses to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of a peer group of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) the Adviser’s financial results and financial condition, (ii) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iv) the allocation of the Fund’s brokerage, if any, including, if applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (v) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vi) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (vii) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing the Fund’s performance and fee differentials against the Fund’s peer group/category, performance

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ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against similarly categorized funds. The portfolio management team for the Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent board presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreement at its meeting held in June 2017. The Agreement was continued for a one-year period. In considering whether to approve the continuation of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the monitoring and oversight services provided by NGAM Advisors, L.P. (“NGAM Advisors”). They also considered the administrative services provided by NGAM Advisors and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information that compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Fund using a variety of performance metrics, including metrics that also measured the performance of the Fund on a risk adjusted basis.

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The Board noted that, through December 31, 2016, the Fund’s one- and three-year performance, stated as percentile rankings within categories selected by the independent third-party data provider was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year
AEW Real Estate Fund	67%	35%

The Board noted that the Fund’s performance lagged that of the Fund’s category group median as determined by the independent third-party for certain (although not all) periods. The Board concluded that other factors relevant to performance supported renewal of the Agreements, including that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser and/or other relevant factors supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons (provided both by management and also by an independent third-party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund and the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Fund has an expense cap in place, and they considered the amounts waived or reimbursed by the Adviser for the Fund, which had current expenses above the cap.

The Trustees noted that the Fund had a total advisory fee rate that was slightly above the median of a peer group of funds. In this regard, the Trustees considered the factors which management believed justified the advisory fee rate, including: (1) that the Fund’s fee rate

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was only one basis point above the median of the Fund’s peer group; and (2) that management had proposed to reduce the Fund’s expense cap.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Fund, the expense levels of the Fund, and whether the Adviser had implemented breakpoints and/or expense caps with respect to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that the Fund had breakpoints in its advisory fee and was subject to an expense cap or waiver. The Trustees considered management’s proposal to reduce the Fund’s expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of the Fund.

•

Whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

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•

The nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and its affiliates, both under the Agreement and under a separate agreement covering administrative services.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, administrative and brokerage services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the benefits to the parent company of NGAM Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement, with the reduction in the Fund’s expense cap described above, should be continued through June 30, 2018.

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Portfolio of Investments – as of July 31, 2017 (Unaudited)

AEW Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 99.1% of Net Assets
Lodging — 2.2%
188,000	Extended Stay America, Inc.	$3,716,760

Real Estate — 0.6%
25,600	Alexander & Baldwin, Inc.	1,073,408

Real Estate Investment Trusts — 96.3%
	REITs – Apartments — 18.1%
55,000	American Campus Communities, Inc.	2,636,700
158,000	American Homes 4 Rent, Class A	3,635,580
48,800	AvalonBay Communities, Inc.	9,386,680
53,000	Camden Property Trust	4,754,100
150,000	Equity Residential	10,209,000

		30,622,060

	REITs – Diversified — 10.3%
88,300	American Assets Trust, Inc.	3,585,863
13,000	Digital Realty Trust, Inc.	1,499,420
98,500	DuPont Fabros Technology, Inc.	6,139,505
112,700	Forest City Realty Trust, Inc., Class A	2,747,626
18,100	Vornado Realty Trust	1,436,235
61,400	Washington Real Estate Investment Trust	2,052,602

		17,461,251

	REITs – Health Care — 11.2%
77,200	Healthcare Trust of America, Inc., Class A	2,361,548
106,500	Ventas, Inc.	7,172,775
128,400	Welltower, Inc.	9,423,276

		18,957,599

	REITs – Hotels — 4.5%
289,900	Host Hotels & Resorts, Inc.	5,409,534
101,400	RLJ Lodging Trust	2,145,624

		7,555,158

	REITs – Manufactured Homes — 1.4%
26,400	Equity Lifestyle Properties, Inc.	2,304,720

	REITs – Office Property — 11.0%
70,000	Boston Properties, Inc.	8,463,700
60,200	Douglas Emmett, Inc.	2,303,252
148,000	Empire State Realty Trust, Inc., Class A	3,091,720
221,300	Piedmont Office Realty Trust, Inc., Class A	4,649,513

		18,508,185

	REITs – Regional Malls — 11.3%
130,800	Pennsylvania Real Estate Investment Trust	1,555,212
92,700	Simon Property Group, Inc.	14,692,950
49,100	Taubman Centers, Inc.	2,792,317

		19,040,479

See accompanying notes to financial statements.

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Portfolio of Investments – as of July 31, 2017 (Unaudited)

AEW Real Estate Fund – (continued)

Shares	Description	Value (†)
	REITs – Shopping Centers — 7.1%
77,000	Acadia Realty Trust	$2,289,980
137,400	DDR Corp.	1,400,106
29,500	Federal Realty Investment Trust	3,912,585
238,200	Retail Properties of America, Inc., Class A	3,151,386
46,300	Tanger Factory Outlet Centers, Inc.	1,223,709

		11,977,766

	REITs – Single Tenant — 5.2%
87,788	Easterly Government Properties, Inc.	1,754,882
159,100	Gramercy Property Trust	4,808,002
93,800	STORE Capital Corp.	2,193,982

		8,756,866

	REITs – Storage — 6.3%
155,500	CubeSmart	3,834,630
33,200	Public Storage	6,824,924

		10,659,554

	REITs – Warehouse/Industrials — 9.9%
192,000	ProLogis, Inc.	11,675,520
179,900	Rexford Industrial Realty, Inc.	5,130,748

		16,806,268

	Total Real Estate Investment Trusts	162,649,906

	Total Common Stocks (Identified Cost $140,186,944)	167,440,074

Principal Amount
Short-Term Investments — 0.9%
$1,475,830	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2017 at 0.340% to be repurchased at $1,475,844 on 8/01/2017 collateralized by $1,505,000 U.S. Treasury Note, 2.125% due 5/15/2025 valued at $1,506,272 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,475,830)	1,475,830

	Total Investments — 100.0% (Identified Cost $141,662,774)(a)	168,915,904
	Other Assets Less Liabilities — (0.0)%	(11,416)

	Net Assets — 100.0%	$168,904,488

(†)	See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

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Portfolio of Investments – as of July 31, 2017 (Unaudited)

AEW Real Estate Fund – (continued)

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At July 31, 2017, the net unrealized appreciation on investments based on a cost of $141,662,774 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$30,596,810
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,343,680)

	Net unrealized appreciation	$27,253,130

REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2017 (Unaudited)

REITs – Apartments	18.1%
REITs – Regional Malls	11.3
REITs – Health Care	11.2
REITs – Office Property	11.0
REITs – Diversified	10.3
REITs – Warehouse/Industrials	9.9
REITs – Shopping Centers	7.1
REITs – Storage	6.3
REITs – Single Tenant	5.2
REITs – Hotels	4.5
Lodging	2.2
Other Investments, less than 2% each	2.0
Short-Term Investments	0.9

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

July 31, 2017 (Unaudited)

ASSETS
Investments at cost	$141,662,774
Net unrealized appreciation	27,253,130

Investments at value	168,915,904
Receivable for Fund shares sold	94,213
Receivable for securities sold	325,770
Dividends and interest receivable	16,899
Prepaid expenses (Note 7)	304

TOTAL ASSETS	169,353,090

LIABILITIES
Payable for securities purchased	36,257
Payable for Fund shares redeemed	118,030
Management fees payable (Note 5)	91,335
Deferred Trustees’ fees (Note 5)	114,668
Administrative fees payable (Note 5)	5,909
Payable to distributor (Note 5d)	3,890
Other accounts payable and accrued expenses	78,513

TOTAL LIABILITIES	448,602

NET ASSETS	$168,904,488

NET ASSETS CONSIST OF:
Paid-in capital	$135,350,586
Distributions in excess of net investment income	(174,067)
Accumulated net realized gain on investments	6,474,839
Net unrealized appreciation on investments	27,253,130

NET ASSETS	$168,904,488

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$51,987,958

Shares of beneficial interest	3,237,499

Net asset value and redemption price per share	$16.06

Offering price per share (100/94.25 of net asset value) (Note 1)	$17.04

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$5,367,464

Shares of beneficial interest	333,405

Net asset value and offering price per share	$16.10

Class N shares:
Net assets	$6,930,475

Shares of beneficial interest	460,355

Net asset value, offering and redemption price per share	$15.05

Class Y shares:
Net assets	$104,618,591

Shares of beneficial interest	6,964,379

Net asset value, offering and redemption price per share	$15.02

See accompanying notes to financial statements.

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Statement of Operations

For the Six Months Ended July 31, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$2,395,089
Interest	6,851

2,401,940

Expenses
Management fees (Note 5)	707,923
Service and distribution fees (Note 5)	98,602
Administrative fees (Note 5)	39,519
Trustees’ fees and expenses (Note 5)	20,271
Transfer agent fees and expenses (Notes 5 and 6)	151,756
Audit and tax services fees	33,834
Custodian fees and expenses	6,379
Legal fees	2,506
Registration fees	25,285
Shareholder reporting expenses	28,795
Miscellaneous expenses (Note 7)	9,436

Total expenses	1,124,306
Less waiver and/or expense reimbursement (Note 5)	(69,806)

Net expenses	1,054,500

Net investment income	1,347,440

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	6,364,140
Capital gain distributions received (Note 2)	629,139
Net change in unrealized appreciation (depreciation) on:
Investments	(2,078,506)

Net realized and unrealized gain on investments	4,914,773

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,262,213

See accompanying notes to financial statements.

15  |

Statement of Changes in Net Assets

	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017
FROM OPERATIONS:
Net investment income	$1,347,440	$2,492,917
Net realized gain on investments	6,993,279	13,315,487
Net change in unrealized appreciation (depreciation) on investments	(2,078,506)	2,663,353

Net increase in net assets resulting from operations	6,262,213	18,471,757

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(327,503)	(1,343,243)
Class C	(11,415)	(115,014)
Class N	(55,130)	(155,605)
Class Y	(852,002)	(3,444,736)
Net realized capital gains
Class A	(831,331)	(4,481,543)
Class C	(96,459)	(585,360)
Class N	(101,854)	(438,036)
Class Y	(1,765,035)	(10,223,262)

Total distributions	(4,040,729)	(20,786,799)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(31,247,000)	(8,502,935)

Net decrease in net assets	(29,025,516)	(10,817,977)
NET ASSETS
Beginning of the period	197,930,004	208,747,981

End of the period	$168,904,488	$197,930,004

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(174,067)	$(275,457)

See accompanying notes to financial statements.

|  16

Financial Highlights

For a share outstanding throughout each period.

	Class A
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31, 2017		Year Ended January 31, 2016		Year Ended January 31, 2015		Year Ended January 31, 2014	Year Ended January 31, 2013
Net asset value, beginning of the period	$15.84		$15.93		$18.51		$15.20		$19.20	$18.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.18		0.22		0.20		0.19	0.21
Net realized and unrealized gain (loss)	0.44		1.33		(1.33)		4.57		0.06	2.11

Total from Investment Operations	0.55		1.51		(1.11)		4.77		0.25	2.32

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.22)		(0.18)		(0.20)		(0.25)	(0.17)
Net realized capital gains	(0.23)		(1.38)		(1.29)		(1.26)		(4.00)	(1.59)

Total Distributions	(0.33)		(1.60)		(1.47)		(1.46)		(4.25)	(1.76)

Net asset value, end of the period	$16.06		$15.84		$15.93		$18.51		$15.20	$19.20

Total return(b)	3.54	%(c)(d)	9.51	%(d)	(6.21	)%(d)	32.94%		1.96%	12.92%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$51,988		$58,312		$56,344		$77,842		$68,470	$71,202
Net expenses	1.33	%(e)(f)(g)	1.35	%(f)	1.36	%(f)(h)	1.40	%(i)	1.36%	1.31%
Gross expenses	1.42	%(e)	1.38%		1.38%		1.40%		1.36%	1.31%
Net investment income	1.38	%(e)	1.06%		1.31%		1.23%		1.00%	1.07%
Portfolio turnover rate	3%		13%		17%		18%		17%	35%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2017, the expense limit decreased from 1.35% to 1.25%.
(h)	Effective May 1, 2015, the expense limit decreased from 1.40% to 1.35%.
(i)	Effective July 1, 2014, the expense limit decreased from 1.50% to 1.40%.

See accompanying notes to financial statements.

17  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31, 2017		Year Ended January 31, 2016		Year Ended January 31, 2015		Year Ended January 31, 2014	Year Ended January 31, 2013
Net asset value, beginning of the period	$15.87		$15.95		$18.55		$15.23		$19.23	$18.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.06		0.09		0.08		0.05	0.06
Net realized and unrealized gain (loss)	0.44		1.33		(1.33)		4.58		0.05	2.13

Total from Investment Operations	0.49		1.39		(1.24)		4.66		0.10	2.19

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)		(0.09)		(0.07)		(0.08)		(0.10)	(0.04)
Net realized capital gains	(0.23)		(1.38)		(1.29)		(1.26)		(4.00)	(1.59)

Total Distributions	(0.26)		(1.47)		(1.36)		(1.34)		(4.10)	(1.63)

Net asset value, end of the period	$16.10		$15.87		$15.95		$18.55		$15.23	$19.23

Total return(b)	3.16	%(c)(d)	8.67	%(d)	(6.87	)%(d)	31.95%		1.14%	12.13%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,367		$7,307		$7,869		$10,432		$8,982	$11,158
Net expenses	2.09	%(e)(f)(g)	2.10	%(f)	2.11	%(f)(h)	2.15	%(i)	2.11%	2.06%
Gross expenses	2.16	%(e)	2.13%		2.13%		2.15%		2.11%	2.06%
Net investment income	0.63	%(e)	0.34%		0.55%		0.48%		0.27%	0.32%
Portfolio turnover rate	3%		13%		17%		18%		17%	35%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2017, the expense limit decreased from 2.10% to 2.00%.
(h)	Effective May 1, 2015, the expense limit decreased from 2.15% to 2.10%.
(i)	Effective July 1, 2014, the expense limit decreased from 2.25% to 2.15%.

See accompanying notes to financial statements.

|  18

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class N
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31, 2017	Year Ended January 31, 2016		Year Ended January 31, 2015		Period Ended January 31, 2014*
Net asset value, beginning of the period	$14.87		$15.05	$17.57		$14.48		$19.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.13		0.22	(0.17	)(b)	0.25		0.15
Net realized and unrealized gain (loss)	0.40		1.27	(0.81)		4.35		(1.64)

Total from Investment Operations	0.53		1.49	(0.98)		4.60		(1.49)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.29)	(0.25)		(0.25)		(0.22)
Net realized capital gains	(0.23)		(1.38)	(1.29)		(1.26)		(3.69)

Total Distributions	(0.35)		(1.67)	(1.54)		(1.51)		(3.91)

Net asset value, end of the period	$15.05		$14.87	$15.05		$17.57		$14.48

Total return	3.69	%(c)	9.91%	(5.79	)%(d)	33.48	%(d)	(6.75	)%(c)(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,930		$6,108	$4,513		$1		$1
Net expenses	0.99	%(e)(f)	0.97%	0.94	%(g)(h)	0.99	%(g)(i)	1.20	%(e)(g)
Gross expenses	0.99	%(e)	0.97%	1.01%		9.79%		3.14	%(e)
Net investment income (loss)	1.71	%(e)	1.38%	(1.14	)%(b)	1.60%		1.14	%(e)
Portfolio turnover rate	3%		13%	17%		18%		17%

*	From commencement of Class on May 1, 2013 through January 31, 2014.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	The net investment loss does not correspond with aggregate net investment income earned by the Fund due to the timing of income earned and expenses accrued in relation to changes in net assets of the Fund during the period.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2017, the expense limit decreased from 1.05% to 0.95%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective May 1, 2015, the expense limit decreased from 1.10% to 1.05%.
(i)	Effective July 1, 2014, the expense limit decreased from 1.20% to 1.10%.

See accompanying notes to financial statements.

19  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31, 2017		Year Ended January 31, 2016		Year Ended January 31, 2015		Year Ended January 31, 2014	Year Ended January 31, 2013
Net asset value, beginning of the period	$14.84		$15.01		$17.54		$14.48		$18.50	$18.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.21		0.25		0.23		0.23	0.25
Net realized and unrealized gain (loss)	0.41		1.27		(1.27)		4.33		0.05	2.04

Total from Investment Operations	0.53		1.48		(1.02)		4.56		0.28	2.29

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.27)		(0.22)		(0.24)		(0.30)	(0.22)
Net realized capital gains	(0.23)		(1.38)		(1.29)		(1.26)		(4.00)	(1.59)

Total Distributions	(0.35)		(1.65)		(1.51)		(1.50)		(4.30)	(1.81)

Net asset value, end of the period	$15.02		$14.84		$15.01		$17.54		$14.48	$18.50

Total return	3.64	%(b)(c)	9.78	%(c)	(5.95	)%(c)	33.21%		2.22%	13.22%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$104,619		$126,203		$140,022		$176,555		$130,415	$281,698
Net expenses	1.08	%(d)(e)(f)	1.10	%(e)	1.11	%(e)(g)	1.15	%(h)	1.10%	1.06%
Gross expenses	1.17	%(d)	1.13%		1.13%		1.15%		1.10%	1.06%
Net investment income	1.63	%(d)	1.30%		1.55%		1.49%		1.24%	1.32%
Portfolio turnover rate	3%		13%		17%		18%		17%	35%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2017, the expense limit decreased from 1.10% to 1.00%.
(g)	Effective May 1, 2015, the expense limit decreased from 1.15% to 1.10%.
(h)	Effective July 1, 2014, the expense limit decreased from 1.25% to 1.15%.

See accompanying notes to financial statements.

|  20

Notes to Financial Statements

July 31, 2017 (Unaudited)

1.  Organization.  AEW Real Estate Fund (the “Fund”) is a series of Natixis Funds Trust IV (the “Trust”), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series.

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class N and Class Y shares. As of the close of business on January 11, 2016, Class B shares were converted into Class A shares and are no longer offered. Class T shares of the Fund are not currently available for purchase.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust and Natixis ETF Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined

21  |

Notes to Financial Statements (continued)

July 31, 2017 (Unaudited)

that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the

|  22

Notes to Financial Statements (continued)

July 31, 2017 (Unaudited)

close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from January 1 through July 31, 2017 are included in the Statement of Operations. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of July 31, 2017 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s

23  |

Notes to Financial Statements (continued)

July 31, 2017 (Unaudited)

understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

d.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. For the six months ended July 31, 2017, no redesignations have been made with respect to the distributions paid as disclosed within the Statement of Changes in Net Assets. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution redesignations. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees and wash sales. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended January 31, 2017 was as follows:

2017 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$3,365,940	$17,420,859	$20,786,799

Differences between these amounts and those reported in the Statement of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

|  24

Notes to Financial Statements (continued)

July 31, 2017 (Unaudited)

As of January 31, 2017, late-year ordinary and post-October capital loss deferrals were as follows:

Late-year ordinary and post-October capital loss deferrals*	$(173,152)

*	Under current tax law, capital losses after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. The Fund is deferring capital losses that occurred after October 31, 2016.

e.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of July 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

f.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended July 31, 2017, the Fund did not loan securities under this agreement.

25  |

Notes to Financial Statements (continued)

July 31, 2017 (Unaudited)

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

h.  New Accounting Pronouncement.  In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosures in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments, including investments in and advances to affiliates, and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and the impact, if any, on the Fund’s financial statements.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

|  26

Notes to Financial Statements (continued)

July 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$167,440,074	$—	$—	$167,440,074

Short-Term Investments	—	1,475,830	—	1,475,830

Total	$167,440,074	$1,475,830	$—	$168,915,904

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended July 31, 2017, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities.  For the six months ended July 31, 2017, purchases and sales of securities (excluding short-term investments) were $5,983,911 and $37,920,704, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. AEW is a wholly-owned subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80% of the first $500 million of the Fund’s average daily net assets and 0.75% of the Fund’s average daily net assets in excess of $500 million, calculated daily and payable monthly.

AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until April 30, 2019, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

Effective July 1, 2017, the expense limits as a percentage of average daily net assets under the expense limitation agreement for the Fund are as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.25%	2.00%	0.95%	1.00%

27  |

Notes to Financial Statements (continued)

July 31, 2017 (Unaudited)

Prior to July 1, 2017, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.35%	2.10%	1.05%	1.10%

AEW shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended July 31, 2017, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Contractual Waiver of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$707,923	$2,752	$705,171	0.80%	0.80%

[1]	Management fee waiver is subject to possible recovery until January 31, 2019, though actual recovery is unlikely.

For the six months ended July 31, 2017, class-specific expenses have been reimbursed as follows:

Reimbursement[2]
Class A	Class C	Class N	Class Y	Total
$21,648	$2,318	$ —	$42,972	$66,938

[2]	Contractual expense reimbursements are subject to possible recovery until January 31, 2019.

No expenses were recovered during the six months ended July 31, 2017 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  NGAM Distribution, which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

|  28

Notes to Financial Statements (continued)

July 31, 2017 (Unaudited)

Under the Class A Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

For the six months ended July 31, 2017, the service and distribution fees for the Fund were as follows:

Service Fees		Distribution Fees
Class A	Class C	Class C
$68,014	$7,647	$22,941

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended July 31, 2017, the administrative fees for the Fund were $39,519.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided

29  |

Notes to Financial Statements (continued)

July 31, 2017 (Unaudited)

by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended July 31, 2017, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $125,914.

As of July 31, 2017, the Fund owes NGAM Distribution $3,890 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended July 31, 2017 amounted to $1,932.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

|  30

Notes to Financial Statements (continued)

July 31, 2017 (Unaudited)

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

g.  Reimbursement of Transfer Agent Fees and Expenses.  NGAM Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through April 30, 2018 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended July 31, 2017, NGAM Advisors reimbursed the Fund $116 for transfer agency expenses related to Class N shares.

6.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended July 31, 2017, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$48,421	$5,443	$116	$97,776

Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time) subject to each Fund’s investment restrictions. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days

31  |

Notes to Financial Statements (continued)

July 31, 2017 (Unaudited)

and are reflected as miscellaneous expenses on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.

Prior to April 13, 2017, the commitment fee was 0.10% per annum based on the average daily unused portion of the line of credit.

For the six months ended July 31, 2017, the Fund had no borrowings under this agreement.

8.  Brokerage Commission Recapture.  The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included as realized gains on investments in the Statement of Operations. For the six months ended July 31, 2017, $950 was rebated under these agreements.

9.  Concentration of Risk.  The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of July 31, 2017, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of 5% Account Holders	Percentage of Ownership
1	5.75%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

|  32

Notes to Financial Statements (continued)

July 31, 2017 (Unaudited)

11.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Six Month Ended July 31, 2017		Year Ended January 31, 2017
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	207,459	$3,284,841	879,518	$14,782,661
Issued in connection with the reinvestment of distributions	66,849	1,042,844	318,809	5,207,567
Redeemed	(718,570)	(11,351,295)	(1,054,296)	(17,578,736)

Net change	(444,262)	$(7,023,610)	144,031	$2,411,492

Class C
Issued from the sale of shares	16,529	$263,230	75,251	$1,272,960
Issued in connection with the reinvestment of distributions	5,381	83,977	31,934	521,241
Redeemed	(148,968)	(2,364,976)	(139,930)	(2,325,959)

Net change	(127,058)	$(2,017,769)	(32,745)	$(531,758)

Class N
Issued from the sale of shares	60,182	$897,958	139,867	$2,204,860
Issued in connection with the reinvestment of distributions	10,718	156,984	38,672	593,641
Redeemed	(21,222)	(314,889)	(67,796)	(1,065,409)

Net change	49,678	$740,053	110,743	$1,733,092

Class Y
Issued from the sale of shares	890,751	$13,136,917	2,282,679	$35,651,055
Issued in connection with the reinvestment of distributions	142,635	2,083,624	678,197	10,401,001
Redeemed	(2,574,540)	(38,166,215)	(3,780,866)	(58,167,817)

Net change	(1,541,154)	$(22,945,674)	(819,990)	$(12,115,761)

Increase (decrease) from capital share transactions	(2,062,796)	$(31,247,000)	(597,961)	$(8,502,935)

33  |

NATIXIS FUNDS

Supplement dated June 30, 2017 to the Natixis Funds Summary Prospectuses, dated February 28, 2017, March 31, 2017, and May 1, 2017, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund	Loomis Sayles Value Fund
ASG Dynamic Allocation Fund	McDonnell Intermediate Municipal Bond Fund
ASG Global Alternatives Fund	Mirova Global Green Bond Fund
ASG Managed Futures Strategy Fund	Mirova Global Sustainable Equity Fund
ASG Tactical U.S. Market Fund	Natixis Oakmark Fund
Gateway Equity Call Premium Fund	Natixis Oakmark International Fund
Gateway Fund	Natixis Sustainable Future 2015 Fund
Loomis Sayles Core Plus Bond Fund	Natixis Sustainable Future 2020 Fund
Loomis Sayles Dividend Income Fund	Natixis Sustainable Future 2025 Fund
Loomis Sayles Global Equity and Income Fund	Natixis Sustainable Future 2030 Fund
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2035 Fund
Loomis Sayles Growth Fund	Natixis Sustainable Future 2040 Fund
Loomis Sayles High Income Fund	Natixis Sustainable Future 2045 Fund
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2050 Fund
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2055 Fund
Loomis Sayles Limited Term Government and Agency Fund	Natixis Sustainable Future 2060 Fund
Loomis Sayles Multi-Asset Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
Loomis Sayles Strategic Alpha Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Strategic Income Fund	Vaughan Nelson Value Opportunity Fund

AEW REAL ESTATE FUND

Effective July 1, 2017, AEW Capital Management, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.25%, 2.00%, 0.95%, 1.25% and 1.00% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively.

This undertaking is in effect through April 30, 2019.

This page not part of shareholder report

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.33%	0.33%	0.17%	0.33%[1]	0.33%
Total annual fund operating expenses	1.38%	2.13%	0.97%	1.38%	1.13%
Fee waiver and/or expense reimbursement[2,3]	0.13%	0.13%	0.02%	0.13%	0.13%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.25%	2.00%	0.95%	1.25%	1.00%

1	Other expenses are estimated for the current fiscal year.

2	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25%, 2.00%, 0.95%, 1.25% and 1.00% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

3	NGAM Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2018 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of

This page not part of shareholder report

those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$695	$964	$1,265	$2,117
Class C	$303	$643	$1,122	$2,443
Class N	$97	$305	$533	$1,186
Class T	$374	$653	$964	$1,845
Class Y	$102	$335	$599	$1,353

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$203	$643	$1,122	$2,443

AEW Real Estate Fund	Loomis Sayles Limited Term Government and Agency Fund
ASG Dynamic Allocation Fund	Loomis Sayles Multi-Asset Income Fund
ASG Global Alternatives Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
ASG Managed Futures Strategy Fund	Loomis Sayles Strategic Alpha Fund
ASG Tactical U.S. Market Fund	Loomis Sayles Strategic Income Fund
Gateway Equity Call Premium Fund	Loomis Sayles Value Fund
Gateway Fund	Mirova Global Green Bond Fund
Loomis Sayles Core Plus Bond Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Dividend Income Fund	McDonnell Intermediate Municipal Bond Fund
Loomis Sayles Global Equity and Income Fund	Natixis Oakmark Fund
Loomis Sayles Global Growth Fund	Natixis Oakmark International Fund
Loomis Sayles Growth Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles High Income Fund	Vaughan Nelson Select Fund
Loomis Sayles Intermediate Duration Bond Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Value Opportunity Fund

This page not part of shareholder report

Effective July 1, 2017, the information under sub-sections “Class A and C Shares” and “Class A Shares,” as applicable, in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is hereby amended and restated as follows:

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$50
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$50
Coverdell Education Savings Accounts using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$500	$50

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

Effective July 1, 2017, the information under sub-section “Class Y Shares” in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is hereby amended and restated as follows:

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

•

Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.

This page not part of shareholder report

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

•

Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of NGAM Advisors, clients of NGAM Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

This page not part of shareholder report

SEMIANNUAL REPORT

July 31, 2017

Natixis Sustainable Future 2015 Fund

Natixis Sustainable Future 2020 Fund

Natixis Sustainable Future 2025 Fund

Natixis Sustainable Future 2030 Fund

Natixis Sustainable Future 2035 Fund

Natixis Sustainable Future 2040 Fund

Natixis Sustainable Future 2045 Fund

Natixis Sustainable Future 2050 Fund

Natixis Sustainable Future 2055 Fund

Natixis Sustainable Future 2060 Fund

Portfolio Review page 1

Portfolio of Investments page 11

Financial Statements page  83

Notes to Financial Statements page 99

Shareholder Supplement enclosed

NATIXIS SUSTAINABLE FUTURE FUNDS

Managers	Symbols
Mirova Global Sustainable Equity Segment	2015 Fund Class N NSFBX
Mirova Carbon Neutral U.S. Equity Segment	2020 Fund Class N NSFDX
Natixis Asset Management U.S., LLC	2025 Fund Class N NSFEX
2030 Fund Class N NSFFX
AIA U.S. Large Cap Value ESG Segment	2035 Fund Class N NSFGX
Active Index Advisors, a division of NGAM Advisors, L.P.	2040 Fund Class N NSFHX
2045 Fund Class N NSFJX
Portfolio Allocations	2050 Fund Class N NSFKX
Wilshire Associates Incorporated	2055 Fund Class N NSFLX
2060 Fund Class N NSFMX

Investment Goal

Each Fund seeks the highest total return consistent with its current asset allocation.

NATIXIS SUSTAINABLE FUTURE 2015 FUND

Total Returns — July 31, 20172

		Expense Ratios[3]
	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	5.40%	3.66%	0.65%

Comparative Performance
S&P Target Date 2015® Index[1]	4.01

NATIXIS SUSTAINABLE FUTURE 2020 FUND

Total Returns — July 31, 20172

		Expense Ratios[3]
	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	6.10%	2.98%	0.65%

Comparative Performance
S&P Target Date 2020® Index[1]	4.47

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 4.

1  |

NATIXIS SUSTAINABLE FUTURE 2025 FUND

Total Returns — July 31, 20172

		Expense Ratios[3]
	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	6.70%	2.53%	0.65%

Comparative Performance
S&P Target Date 2025® Index[1]	5.01

NATIXIS SUSTAINABLE FUTURE 2030 FUND

Total Returns — July 31, 20172

		Expense Ratios[3]
	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	7.60%	2.63%	0.65%

Comparative Performance
S&P Target Date 2030® Index[1]	5.50

NATIXIS SUSTAINABLE FUTURE 2035 FUND

Total Returns — July 31, 20172

		Expense Ratios[3]
	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	8.40%	2.67%	0.65%

Comparative Performance
S&P Target Date 2035® Index[1]	5.99

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 4.

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NATIXIS SUSTAINABLE FUTURE FUNDS

NATIXIS SUSTAINABLE FUTURE 2040 FUND

Total Returns — July 31, 20172

		Expense Ratios[3]
	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	8.90%	2.97%	0.65%

Comparative Performance
S&P Target Date 2040® Index[1]	6.30

NATIXIS SUSTAINABLE FUTURE 2045 FUND

Total Returns — July 31, 20172

		Expense Ratios[3]
	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	9.30%	3.59%	0.65%

Comparative Performance
S&P Target Date 2045® Index[1]	6.51

NATIXIS SUSTAINABLE FUTURE 2050 FUND

Total Returns — July 31, 20172

		Expense Ratios[3]
	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	9.50%	3.80%	0.65%

Comparative Performance
S&P Target Date 2050® Index[1]	6.69

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 4.

3  |

NATIXIS SUSTAINABLE FUTURE 2055 FUND

Total Returns — July 31, 20172

		Expense Ratios[3]
	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	9.50%	5.59%	0.65%

Comparative Performance
S&P Target Date 2055® Index[1]	6.78

NATIXIS SUSTAINABLE FUTURE 2060 FUND

Total Returns — July 31, 20172

		Expense Ratios[3]
	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	9.50%	4.87%	0.65%

Comparative Performance
S&P Target Date 2060+® Index[1]	6.83

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

The S&P Target Date® Index Series consists of multi-asset class indices, each corresponding to a specific target retirement date. The asset allocation for each index is determined through an annual survey of target date fund groups with a minimum asset threshold of $100 million. The various asset class exposures of the Indices may include equities, fixed income, REITs, and commodities depending on the allocations reported in the survey. Index returns are calculated daily. You may not invest directly in an index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.
[3]

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report and include the expenses of the underlying funds in which the Fund invests. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 5/31/18. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  4

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Natixis Fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

5  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from February 1, 2017 through July 31, 2017. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS SUSTAINABLE FUTURE 2015 FUND	BEGINNING ACCOUNT VALUE 2/1/2017[1]	ENDING ACCOUNT VALUE 7/31/2017	EXPENSES PAID DURING PERIOD 2/1/2017[1] – 7/31/2017
Class N
Actual	$1,000.00	$1,054.00	$1.64	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	$1.91	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.38%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

[1]

Fund commenced operations on February 28, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.38%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (153), divided by 365 (to reflect the partial period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2020 FUND	BEGINNING ACCOUNT VALUE 2/1/2017[1]	ENDING ACCOUNT VALUE 7/31/2017	EXPENSES PAID DURING PERIOD 2/1/2017[1] – 7/31/2017
Class N
Actual	$1,000.00	$1,061.00	$1.77	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,022.76	$2.06	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.41%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

[1]

Fund commenced operations on February 28, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.41%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (153), divided by 365 (to reflect the partial period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

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NATIXIS SUSTAINABLE FUTURE 2025 FUND	BEGINNING ACCOUNT VALUE 2/1/2017[1]	ENDING ACCOUNT VALUE 7/31/2017	EXPENSES PAID DURING PERIOD 2/1/2017[1] – 7/31/2017
Class N
Actual	$1,000.00	$1,067.00	$1.95	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.45%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

[1]

Fund commenced operations on February 28, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.45%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (153), divided by 365 (to reflect the partial period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2030 FUND	BEGINNING ACCOUNT VALUE 2/1/2017[1]	ENDING ACCOUNT VALUE 7/31/2017	EXPENSES PAID DURING PERIOD 2/1/2017[1] – 7/31/2017
Class N
Actual	$1,000.00	$1,076.00	$2.22	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	$2.56	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.51%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

[1]

Fund commenced operations on February 28, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.51%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (153), divided by 365 (to reflect the partial period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2035 FUND	BEGINNING ACCOUNT VALUE 2/1/2017[1]	ENDING ACCOUNT VALUE 7/31/2017	EXPENSES PAID DURING PERIOD 2/1/2017[1] – 7/31/2017
Class N
Actual	$1,000.00	$1,084.00	$2.40	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.55%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

[1]

Fund commenced operations on February 28, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.55%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (153), divided by 365 (to reflect the partial period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2040 FUND	BEGINNING ACCOUNT VALUE 2/1/2017[1]	ENDING ACCOUNT VALUE 7/31/2017	EXPENSES PAID DURING PERIOD 2/1/2017[1] – 7/31/2017
Class N
Actual	$1,000.00	$1,089.00	$2.58	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$2.96	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

[1]

Fund commenced operations on February 28, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (153), divided by 365 (to reflect the partial period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

7  |

NATIXIS SUSTAINABLE FUTURE 2045 FUND	BEGINNING ACCOUNT VALUE 2/1/2017[1]	ENDING ACCOUNT VALUE 7/31/2017	EXPENSES PAID DURING PERIOD 2/1/2017[1] – 7/31/2017
Class N
Actual	$1,000.00	$1,093.00	$2.68	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.06	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.61%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

[1]

Fund commenced operations on February 28, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.61%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (153), divided by 365 (to reflect the partial period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2050 FUND	BEGINNING ACCOUNT VALUE 2/1/2017[1]	ENDING ACCOUNT VALUE 7/31/2017	EXPENSES PAID DURING PERIOD 2/1/2017[1] – 7/31/2017
Class N
Actual	$1,000.00	$1,095.00	$2.72	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.11	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.62%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

[1]

Fund commenced operations on February 28, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.62%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (153), divided by 365 (to reflect the partial period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2055 FUND	BEGINNING ACCOUNT VALUE 2/1/2017[1]	ENDING ACCOUNT VALUE 7/31/2017	EXPENSES PAID DURING PERIOD 2/1/2017[1] – 7/31/2017
Class N
Actual	$1,000.00	$1,095.00	$2.72	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.11	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.62%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

[1]

Fund commenced operations on February 28, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.62%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (153), divided by 365 (to reflect the partial period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2060 FUND	BEGINNING ACCOUNT VALUE 2/1/2017[1]	ENDING ACCOUNT VALUE 7/31/2017	EXPENSES PAID DURING PERIOD 2/1/2017[1] – 7/31/2017
Class N
Actual	$1,000.00	$1,095.00	$2.72	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.11	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.62%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

[1]

Fund commenced operations on February 28, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.62%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (153), divided by 365 (to reflect the partial period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

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BOARD APPROVAL OF THE INITIAL ADVISORY AND SUB-ADVISORY AGREEMENTS FOR THE NATIXIS SUSTAINABLE FUTURE FUNDS

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that both the full Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), voting separately, initially approve any new investment advisory and sub-advisory agreements for a registered investment company, including a newly formed fund such as the Natixis Sustainable Future 2015 Fund, the Natixis Sustainable Future 2020 Fund, the Natixis Sustainable Future 2025 Fund, the Natixis Sustainable Future 2030 Fund, the Natixis Sustainable Future 2035 Fund, the Natixis Sustainable Future 2040 Fund, the Natixis Sustainable Future 2045 Fund, the Natixis Sustainable Future 2050 Fund, the Natixis Sustainable Future 2055 Fund, and the Natixis Sustainable Future 2060 Fund (each, a “Fund” and together, the “Funds”). The Trustees, including the Independent Trustees, unanimously approved, for an initial two-year term, the proposed investment advisory and sub-advisory agreements (together, the “Agreements”) for the Funds at an in-person meeting held on November 18, 2016.

In connection with this review, Fund management and other representatives of the Funds’ adviser, NGAM Advisors, L.P. (the “Adviser”), and the Funds’ sub-advisers, Natixis Asset Management U.S., LLC (“Natixis AM US”) and Wilshire Associates Incorporated (“Wilshire”, and, together with Natixis AM US, the “Subadvisers”), distributed to the Trustees materials including, among other items, information regarding (i) each Fund’s investment objective, strategies and risks, (ii) the proposed management fees and other expenses to be charged to each Fund, including information comparing each Fund’s expenses and proposed expense cap to those of peer groups and categories of funds, (iii) the size, education and experience of the investment staff of the Adviser and the Subadvisers and the investment strategies proposed to be used in managing the Funds, (iv) proposed arrangements for the distribution of each Fund’s shares, (v) the procedures proposed to be employed to determine the value of each Fund’s assets, (vi) information about the Adviser’s performance, and (vii) the general economic outlook with particular emphasis on the mutual fund industry.

The Trustees considered the fact that they oversee other funds advised by the Adviser and Natixis AM US as well as information about the Adviser and Natixis AM US they had received in connection with their oversight of those other funds. Because each Fund is newly formed and had not commenced operations at the time of the Trustees’ review, certain information, including data relating to Fund performance, was not available, and therefore could not be distributed to the Trustees. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and the Subadvisers.

In considering whether to initially approve the Agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving weight to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below:

The nature, extent and quality of the services to be provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services to be provided by the Adviser, the Subadvisers and the Adviser’s affiliates to the Funds, and the resources to be dedicated to the Funds by the Adviser, the Subadvisers and the Adviser’s affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser and Natixis AM US, as well as the affiliation between the Adviser and Natixis Global Asset Management, L.P. (“Natixis US”), whose affiliates provide investment advisory services to other funds in the Natixis family of mutual funds. In this regard, the Trustees considered not only the advisory and sub-advisory services proposed to be provided by the Adviser and the Subadvisers to the Funds, but also the monitoring and administrative services proposed to be provided by the Adviser and its affiliates to the Funds. They also considered Wilshire’s specialized expertise in creating “glide paths” and providing investment allocation services.

The Trustees also considered the benefits to shareholders of investing in mutual funds that are part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the scope of the services to be provided to the Funds under the Agreements seemed consistent with the Funds’ operational requirements, and that the Adviser and the Subadvisers had the capabilities, resources and personnel necessary to provide the advisory and sub-advisory services that would be required by each Fund. The Trustees determined that the nature, extent and quality of services proposed to be provided under the Agreements supported approval of the Agreements.

Investment performance of the Fund, the Adviser and the Subadvisers. Because each Fund had not yet commenced operations, performance information for each Fund was not considered; however, the Board considered the performance of other funds and accounts managed by the Adviser and Natixis AM US.

The Trustees also considered the Adviser’s and the Subadvisers’ performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

9  |

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that these relevant factors supported approval of the Agreements.

The costs of the services to be provided by the Adviser and its affiliates and the profits to be realized by the Adviser and its affiliates from its relationship with each Fund. Although each Fund had not yet commenced operations at the time of the Trustees’ review of the Agreements, the Trustees reviewed information comparing the proposed advisory and sub-advisory fees and estimated total expenses of each Fund’s share classes with the fees and expenses of comparable share classes of comparable funds identified by the Adviser, including information about how those funds were selected and information about differences in such fees. The Trustees also noted that the Adviser and the Subadvisers do not advise or sub-advise any other accounts or funds pursuing each Fund’s proposed strategy. In evaluating each Fund’s proposed advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of each Fund. The Trustees also noted that each Fund would have an expense cap in place. In addition, the Trustees considered information regarding the administrative fees to be paid by each Fund to the Adviser’s affiliates.

Because each Fund had not yet commenced operations, historical profitability information with respect to each Fund was not considered. However, the Trustees noted the information provided in court cases in which adviser profitability was an issue, the estimated expense level of each Fund, and that each Fund would be subject to an expense cap.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the advisory and sub-advisory fees and expenses proposed to be charged to each Fund were fair and reasonable, and supported the approval of the Agreements.

Economies of scale. The Trustees considered the extent to which the Adviser and the Subadvisers may realize economies of scale or other efficiencies in managing each Fund, and whether those economies could be shared with each Fund through breakpoints in the advisory and sub-advisory fees or other means, such as expense waivers or caps. The Trustees noted that each Fund will be subject to an expense cap. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the extent to which economies of scale might be shared with each Fund supported the approval of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The compliance-related resources the Adviser, the Subadvisers and the Adviser’s affiliates would provide to each Fund.

•

The nature, quality, cost and extent of administrative and shareholder services to be performed by the Adviser and its affiliates, both under the Agreements and under separate agreements covering administrative services.

•

So-called “fallout benefits” to the Adviser and its affiliates, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to each Fund, the benefits to Natixis US and the Adviser of being able to offer “target date” funds and funds that focus on environmental, social and governance factors in the Natixis family of funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by each Fund’s securities transactions. The Trustees also considered the benefits to the Natixis organization from the retention of the Adviser and Natixis AM US. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the Agreements should be approved.

|  10

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)
Common Stocks — 47.9% of Net Assets
	Aerospace & Defense — 0.0%
49	Arconic, Inc.	$1,215

	Air Freight & Logistics — 0.0%
10	United Parcel Service, Inc., Class B	1,103

	Auto Components — 1.4%
14	BorgWarner, Inc.	654
385	Delphi Automotive PLC	34,812
11	Goodyear Tire & Rubber Co. (The)	347
624	Valeo S.A., Sponsored ADR	21,653

		57,466

	Automobiles — 1.2%
1,155	Byd Co. Ltd., ADR	14,438
215	Ford Motor Co.	2,412
306	Toyota Motor Corp., Sponsored ADR	34,529

		51,379

	Banks — 2.7%
518	Bank of America Corp.	12,494
153	Citigroup, Inc.	10,473
85	Citizens Financial Group, Inc.	2,982
174	Huntington Bancshares, Inc.	2,306
1,183	KBC Group NV, Sponsored ADR	48,858
180	KeyCorp	3,247
547	People’s United Financial, Inc.	9,540
147	Signature Bank(b)	20,371
64	Zions Bancorporation	2,900

		113,171

	Beverages — 0.5%
69	Brown-Forman Corp., Class B	3,409
175	Coca-Cola Co. (The)	8,022
4	Dr Pepper Snapple Group, Inc.	365
18	Molson Coors Brewing Co., Class B	1,602
23	Monster Beverage Corp.(b)	1,213
58	PepsiCo, Inc.	6,763

		21,374

	Biotechnology — 0.5%
16	AbbVie, Inc.	1,119
14	Amgen, Inc.	2,443
225	Gilead Sciences, Inc.	17,120

		20,682

	Building Products — 1.2%
649	A.O. Smith Corp.	34,754
55	Fortune Brands Home & Security, Inc.	3,612
287	Johnson Controls International PLC	11,178

		49,544

	Capital Markets — 1.5%
8	Affiliated Managers Group, Inc.	1,487
11	Ameriprise Financial, Inc.	1,594
151	Bank of New York Mellon Corp. (The)	8,008
14	BlackRock, Inc.	5,971
25	Charles Schwab Corp. (The)	1,072
31	CME Group, Inc.	3,801
105	Franklin Resources, Inc.	4,702
40	Goldman Sachs Group, Inc. (The)	9,013
17	Intercontinental Exchange, Inc.	1,134
43	Invesco Ltd.	1,495
13	Legg Mason, Inc.	520
9	Moody’s Corp.	1,185
20	Nasdaq, Inc.	1,487
66	Northern Trust Corp.	5,776
8	S&P Global, Inc.	1,229

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Capital Markets — continued
56	State Street Corp.	$5,221
110	T. Rowe Price Group, Inc.	9,099

		62,794

	Chemicals — 3.2%
16	Air Products & Chemicals, Inc.	2,274
459	Chr. Hansen Holding AS, Sponsored ADR	18,672
66	Dow Chemical Co. (The)	4,240
56	E.I. du Pont de Nemours & Co.	4,604
290	Ecolab, Inc.	38,184
112	International Flavors & Fragrances, Inc.	14,916
263	Novozymes AS, Sponsored ADR	12,145
61	Praxair, Inc.	7,940
1,854	Symrise AG, Sponsored ADR	32,334

		135,309

	Commercial Services & Supplies — 0.0%
72	Pitney Bowes, Inc.	1,133
11	Stericycle, Inc.(b)	848

		1,981

	Communications Equipment — 0.3%
322	Cisco Systems, Inc.	10,127
13	Motorola Solutions, Inc.	1,179

		11,306

	Construction & Engineering — 0.0%
35	Fluor Corp.	1,520

	Consumer Finance — 0.2%
51	American Express Co.	4,347
36	Navient Corp.	531
69	Synchrony Financial	2,092

		6,970

	Containers & Packaging — 0.2%
14	Avery Dennison Corp.	1,301
84	Ball Corp.	3,520
57	International Paper Co.	3,134

		7,955

	Distributors — 0.0%
10	Genuine Parts Co.	849

	Diversified Consumer Services — 0.0%
17	H&R Block, Inc.	519

	Diversified Telecommunication Services — 1.1%
460	AT&T, Inc.	17,940
1,121	Deutsche Telekom AG, Sponsored ADR	20,458
189	Verizon Communications, Inc.	9,148

		47,546

	Electric Utilities — 1.1%
24	Eversource Energy	1,459
311	NextEra Energy, Inc.	45,434

		46,893

	Electrical Equipment — 2.3%
167	Acuity Brands, Inc.	33,842
451	Eaton Corp. PLC	35,291
789	Vestas Wind Systems AS, Sponsored ADR	25,639

		94,772

	Electronic Equipment, Instruments & Components — 0.0%
17	TE Connectivity Ltd.	1,367

	Food & Staples Retailing — 0.2%
67	CVS Health Corp.	5,355
87	Sysco Corp.	4,578

		9,933

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Food Products — 0.6%
72	Archer-Daniels-Midland Co.	$3,037
14	Campbell Soup Co.	740
60	Conagra Brands, Inc.	2,054
28	General Mills, Inc.	1,558
5	Hershey Co. (The)	526
18	Hormel Foods Corp.	615
14	J.M. Smucker Co. (The)	1,707
38	Kellogg Co.	2,584
36	Kraft Heinz Co. (The)	3,149
142	Mondelez International, Inc., Class A	6,251
14	Tyson Foods, Inc., Class A	887

		23,108

	Health Care Equipment & Supplies — 3.2%
79	Abbott Laboratories	3,885
72	Baxter International, Inc.	4,355
1,487	Coloplast AS, Sponsored ADR	12,699
10	Cooper Cos., Inc. (The)	2,439
559	Danaher Corp.	45,553
687	Essilor International S.A., Sponsored ADR	43,559
10	Hologic, Inc.(b)	442
258	Medtronic PLC	21,664

		134,596

	Health Care Providers & Services — 0.6%
8	Aetna, Inc.	1,235
4	AmerisourceBergen Corp.	375
25	Anthem, Inc.	4,655
5	Cardinal Health, Inc.	386
8	Centene Corp.(b)	635
21	Cigna Corp.	3,645
28	DaVita, Inc.(b)	1,814
8	Envision Healthcare Corp.(b)	451
40	Express Scripts Holding Co.(b)	2,506
23	HCA Healthcare, Inc.(b)	1,848
5	Humana, Inc.	1,156
2	Laboratory Corp. of America Holdings(b)	318
13	McKesson Corp.	2,104
11	Quest Diagnostics, Inc.	1,191
15	UnitedHealth Group, Inc.	2,877
3	Universal Health Services, Inc., Class B	333

		25,529

	Home Construction — 0.4%
319	Geberit AG, ADR	15,235

	Hotels, Restaurants & Leisure — 0.3%
10	Carnival Corp.	668
63	McDonald’s Corp.	9,774
23	Starbucks Corp.	1,241
14	Wyndham Worldwide Corp.	1,461

		13,144

	Household Durables — 0.6%
8	Lennar Corp., Class A	420
1,534	Sekisui House Ltd., Sponsored ADR	26,845

		27,265

	Household Products — 0.4%
8	Church & Dwight Co., Inc.	427
17	Clorox Co. (The)	2,269
59	Colgate-Palmolive Co.	4,260
126	Procter & Gamble Co. (The)	11,443

		18,399

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Independent Power & Renewable Electricity Producers — 0.2%
104	Ormat Technologies, Inc.	$6,167
85	Pattern Energy Group, Inc.	2,134

		8,301

	Industrial Conglomerates — 1.5%
75	3M Co.	15,088
312	General Electric Co.	7,990
179	Roper Technologies, Inc.	41,610

		64,688

	Insurance — 3.6%
27	Aflac, Inc.	2,153
1,401	AIA Group Ltd., Sponsored ADR	44,272
817	Allianz SE, Sponsored ADR	17,443
5	Allstate Corp. (The)	455
68	Hartford Financial Services Group, Inc. (The)	3,740
1,363	Legal & General Group PLC, Sponsored ADR	24,534
122	MetLife, Inc.	6,710
63	Prudential Financial, Inc.	7,133
680	Prudential PLC, Sponsored ADR	33,300
98	Torchmark Corp.	7,739
62	Unum Group	3,108

		150,587

	Internet & Direct Marketing Retail — 1.0%
37	Amazon.com, Inc.(b)	36,548
7	Netflix, Inc.(b)	1,272
1	Priceline Group, Inc. (The)(b)	2,028
8	TripAdvisor, Inc.(b)	312

		40,160

	Internet Software & Services — 3.8%
77	Alphabet, Inc., Class A(b)	72,803
2	Alphabet, Inc., Class C(b)	1,861
9	Cars.com, Inc.(b)	211
22	eBay, Inc.(b)	786
299	Facebook, Inc., Class A(b)	50,606
895	Tencent Holdings Ltd., ADR	35,764

		162,031

	IT Services — 2.9%
8	Accenture PLC, Class A	1,031
32	Cognizant Technology Solutions Corp., Class A	2,218
19	CSRA, Inc.	620
47	International Business Machines Corp.	6,799
280	MasterCard, Inc., Class A	35,784
24	PayPal Holdings, Inc.(b)	1,405
716	Visa, Inc., Class A	71,285
55	Western Union Co. (The)	1,086

		120,228

	Leisure Products — 0.0%
10	Hasbro, Inc.	1,059

	Life Sciences Tools & Services — 1.6%
20	Agilent Technologies, Inc.	1,196
41	Illumina, Inc.(b)	7,128
326	Thermo Fisher Scientific, Inc.	57,222

		65,546

	Machinery — 0.7%
66	Caterpillar, Inc.	7,521
58	Deere & Co.	7,440
23	Flowserve Corp.	946
21	Parker Hannifin Corp.	3,486
113	Watts Water Technologies, Inc., Series A	7,277
50	Xylem, Inc.	2,836

		29,506

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Media — 0.4%
17	CBS Corp., Class B	$1,119
16	Interpublic Group of Cos., Inc. (The)	346
58	News Corp., Class A	830
5	Omnicom Group, Inc.	393
26	TEGNA, Inc.	385
33	Twenty-First Century Fox, Inc., Class B	947
108	Twenty-First Century Fox, Inc., Class A	3,143
89	Walt Disney Co. (The)	9,784

		16,947

	Metals & Mining — 0.0%
22	Newmont Mining Corp.	818

	Multiline Retail — 0.0%
16	Kohl’s Corp.	661
7	Target Corp.	397

		1,058

	Personal Products — 0.7%
11	Estee Lauder Cos., Inc. (The), Class A	1,089
495	Unilever NV	28,794

		29,883

	Pharmaceuticals — 2.1%
26	Allergan PLC	6,561
71	Bristol-Myers Squibb Co.	4,040
53	Eli Lilly & Co.	4,381
97	Johnson & Johnson	12,874
112	Merck & Co., Inc.	7,155
66	Mylan NV(b)	2,573
986	Novo Nordisk AS, Sponsored ADR	41,806
294	Pfizer, Inc.	9,749
19	Zoetis, Inc.	1,188

		90,327

	Professional Services — 0.0%
17	Verisk Analytics, Inc.(b)	1,483

	Real Estate Management & Development — 0.1%
58	CBRE Group, Inc., Class A(b)	2,203

	REITs – Apartments — 0.2%
6	AvalonBay Communities, Inc.	1,154
44	Equity Residential	2,995
8	Essex Property Trust, Inc.	2,093
4	Mid-America Apartment Communities, Inc.	414

		6,656

	REITs – Diversified — 0.4%
101	Crown Castle International Corp.	10,159
9	Digital Realty Trust, Inc.	1,038
20	Vornado Realty Trust	1,587
92	Weyerhaeuser Co.	3,038

		15,822

	REITs – Health Care — 0.1%
41	HCP, Inc.	1,297
42	Ventas, Inc.	2,829

		4,126

	REITs – Office Property — 0.1%
15	Boston Properties, Inc.	1,813
10	JBG SMITH Properties(b)	355

		2,168

	REITs – Regional Malls — 0.1%
8	Macerich Co. (The)	459
13	Simon Property Group, Inc.	2,061

		2,520

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	REITs – Specialty & Other — 0.1%
3	Equinix, Inc.	$1,352
29	Iron Mountain, Inc.	1,057

		2,409

	REITs – Storage — 0.1%
16	Public Storage	3,289

	Road & Rail — 0.4%
53	CSX Corp.	2,615
34	Kansas City Southern	3,508
43	Norfolk Southern Corp.	4,841
61	Union Pacific Corp.	6,281

		17,245

	Semiconductors & Semiconductor Equipment — 0.7%
13	Advanced Micro Devices, Inc.(b)	177
102	ASML Holding NV, (Registered)	15,334
27	First Solar, Inc.(b)	1,331
222	Intel Corp.	7,874
43	Micron Technology, Inc.(b)	1,209
10	NVIDIA Corp.	1,625
21	QUALCOMM, Inc.	1,117
13	Texas Instruments, Inc.	1,058
7	Xilinx, Inc.	443

		30,168

	Software — 1.8%
9	Autodesk, Inc.(b)	997
143	Ellie Mae, Inc.(b)	12,472
774	Microsoft Corp.	56,270
136	Oracle Corp.	6,791
10	Symantec Corp.	310

		76,840

	Specialty Retail — 0.1%
9	Best Buy Co., Inc.	525
22	Home Depot, Inc. (The)	3,291
14	Lowe’s Cos., Inc.	1,084
42	Staples, Inc.	426
8	Tiffany & Co.	764

		6,090

	Technology Hardware, Storage & Peripherals — 0.3%
43	Apple, Inc.	6,395
25	NetApp, Inc.	1,086
7	Seagate Technology PLC	231
24	Western Digital Corp.	2,043
33	Xerox Corp.	1,004

		10,759

	Textiles, Apparel & Luxury Goods — 0.6%
2,388	Cie Financiere Richemont S.A., Sponsored ADR	20,226
40	Hanesbrands, Inc.	917
56	NIKE, Inc., Class B	3,307
7	PVH Corp.	835
8	VF Corp.	498

		25,783

	Trading Companies & Distributors — 0.1%
45	Fastenal Co.	1,933
13	W.W. Grainger, Inc.	2,168

		4,101

	Water Utilities — 0.5%
258	American Water Works Co., Inc.	20,924

	Total Common Stocks (Identified Cost $1,843,447)	2,016,649

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — 49.1%
36,607	Loomis Sayles Inflation Protected Securities Fund, Class N	$380,714
44,466	Loomis Sayles Limited Term Government and Agency Fund, Class N	506,023
117,150	Mirova Global Green Bond Fund, Class N(b)	1,183,219

	Total Affiliated Mutual Funds (Identified Cost $2,062,365)	2,069,956

Closed-End Investment Companies — 0.0%
15	Altaba, Inc.(b) (Identified Cost $822)	876

	Total Investments – 97.0% (Identified Cost $3,906,634)(a)	4,087,481
	Other assets less liabilities — 3.0%	127,584

	Net Assets — 100.0%	$4,215,065

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At July 31, 2017, the net unrealized appreciation on investments based on a cost of $3,906,634 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$206,074
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(25,227)

	Net unrealized appreciation	$180,847

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2017 (Unaudited)

Affiliated Mutual Funds	49.1%
Internet Software & Services	3.8
Insurance	3.6
Chemicals	3.2
Health Care Equipment & Supplies	3.2
IT Services	2.9
Banks	2.7
Electrical Equipment	2.3
Pharmaceuticals	2.1
Other Investments, less than 2% each	24.1

Total Investments	97.0
Other assets less liabilities	3.0

Net Assets	100.0%

Asset Allocation Summary at July 31, 2017 (Unaudited)

Equity	47.9%
Fixed-Income	49.1

Total Investments	97.0
Other assets less liabilities	3.0

Net Assets	100.0%

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)
Common Stocks — 55.0% of Net Assets
	Aerospace & Defense — 0.0%
54	Arconic, Inc.	$1,339

	Air Freight & Logistics — 0.0%
12	United Parcel Service, Inc., Class B	1,324

	Auto Components — 1.7%
16	BorgWarner, Inc.	748
471	Delphi Automotive PLC	42,588
12	Goodyear Tire & Rubber Co. (The)	378
769	Valeo S.A., Sponsored ADR	26,684

		70,398

	Automobiles — 1.4%
1,330	Byd Co. Ltd., ADR	16,625
236	Ford Motor Co.	2,648
364	Toyota Motor Corp., Sponsored ADR	41,074

		60,347

	Banks — 3.1%
528	Bank of America Corp.	12,735
168	Citigroup, Inc.	11,500
101	Citizens Financial Group, Inc.	3,543
206	Huntington Bancshares, Inc.	2,730
1,405	KBC Group NV, Sponsored ADR	58,026
213	KeyCorp	3,843
580	People’s United Financial, Inc.	10,115
175	Signature Bank(b)	24,251
75	Zions Bancorporation	3,399

		130,142

	Beverages — 0.5%
79	Brown-Forman Corp., Class B	3,903
173	Coca-Cola Co. (The)	7,930
5	Dr Pepper Snapple Group, Inc.	456
19	Molson Coors Brewing Co., Class B	1,691
27	Monster Beverage Corp.(b)	1,424
64	PepsiCo, Inc.	7,463

		22,867

	Biotechnology — 0.6%
19	AbbVie, Inc.	1,328
16	Amgen, Inc.	2,792
260	Gilead Sciences, Inc.	19,784

		23,904

	Building Products — 1.3%
771	A.O. Smith Corp.	41,287
64	Fortune Brands Home & Security, Inc.	4,203
291	Johnson Controls International PLC	11,334

		56,824

	Capital Markets — 1.5%
9	Affiliated Managers Group, Inc.	1,673
12	Ameriprise Financial, Inc.	1,739
148	Bank of New York Mellon Corp. (The)	7,849
15	BlackRock, Inc.	6,398
30	Charles Schwab Corp. (The)	1,287
29	CME Group, Inc.	3,556
117	Franklin Resources, Inc.	5,239
44	Goldman Sachs Group, Inc. (The)	9,915
20	Intercontinental Exchange, Inc.	1,334
48	Invesco Ltd.	1,669
15	Legg Mason, Inc.	600
10	Moody’s Corp.	1,316
21	Nasdaq, Inc.	1,562
65	Northern Trust Corp.	5,688

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Capital Markets — continued
9	S&P Global, Inc.	$1,382
54	State Street Corp.	5,034
110	T. Rowe Price Group, Inc.	9,099

		65,340

	Chemicals — 3.8%
17	Air Products & Chemicals, Inc.	2,417
574	Chr. Hansen Holding AS, Sponsored ADR	23,350
72	Dow Chemical Co. (The)	4,625
63	E.I. du Pont de Nemours & Co.	5,179
343	Ecolab, Inc.	45,163
129	International Flavors & Fragrances, Inc.	17,180
302	Novozymes AS, Sponsored ADR	13,947
67	Praxair, Inc.	8,721
2,203	Symrise AG, Sponsored ADR	38,420

		159,002

	Commercial Services & Supplies — 0.1%
80	Pitney Bowes, Inc.	1,259
12	Stericycle, Inc.(b)	925

		2,184

	Communications Equipment — 0.3%
345	Cisco Systems, Inc.	10,850
15	Motorola Solutions, Inc.	1,360

		12,210

	Construction & Engineering — 0.0%
38	Fluor Corp.	1,650

	Consumer Finance — 0.2%
48	American Express Co.	4,091
40	Navient Corp.	590
53	Synchrony Financial	1,607

		6,288

	Containers & Packaging — 0.2%
15	Avery Dennison Corp.	1,394
94	Ball Corp.	3,938
62	International Paper Co.	3,409

		8,741

	Distributors — 0.0%
11	Genuine Parts Co.	934

	Diversified Consumer Services — 0.0%
18	H&R Block, Inc.	549

	Diversified Telecommunication Services — 1.3%
477	AT&T, Inc.	18,603
1,332	Deutsche Telekom AG, Sponsored ADR	24,309
211	Verizon Communications, Inc.	10,212

		53,124

	Electric Utilities — 1.3%
28	Eversource Energy	1,702
369	NextEra Energy, Inc.	53,907

		55,609

	Electrical Equipment — 2.6%
198	Acuity Brands, Inc.	40,125
533	Eaton Corp. PLC	41,707
937	Vestas Wind Systems AS, Sponsored ADR	30,448

		112,280

	Electronic Equipment, Instruments & Components — 0.0%
20	TE Connectivity Ltd.	1,608

	Food & Staples Retailing — 0.3%
76	CVS Health Corp.	6,075

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Food & Staples Retailing — continued
99	Sysco Corp.	$5,209

		11,284

	Food Products — 0.6%
79	Archer-Daniels-Midland Co.	3,332
15	Campbell Soup Co.	792
66	Conagra Brands, Inc.	2,260
31	General Mills, Inc.	1,726
6	Hershey Co. (The)	632
20	Hormel Foods Corp.	683
15	J.M. Smucker Co. (The)	1,829
43	Kellogg Co.	2,924
40	Kraft Heinz Co. (The)	3,498
144	Mondelez International, Inc., Class A	6,339
15	Tyson Foods, Inc., Class A	950

		24,965

	Health Care Equipment & Supplies — 3.7%
90	Abbott Laboratories	4,426
66	Baxter International, Inc.	3,992
1,713	Coloplast AS, Sponsored ADR	14,629
11	Cooper Cos., Inc. (The)	2,683
660	Danaher Corp.	53,783
816	Essilor International S.A., Sponsored ADR	51,738
11	Hologic, Inc.(b)	486
308	Medtronic PLC	25,863

		157,600

	Health Care Providers & Services — 0.7%
9	Aetna, Inc.	1,389
5	AmerisourceBergen Corp.	469
28	Anthem, Inc.	5,214
5	Cardinal Health, Inc.	386
8	Centene Corp.(b)	635
19	Cigna Corp.	3,298
30	DaVita, Inc.(b)	1,943
7	Envision Healthcare Corp.(b)	395
45	Express Scripts Holding Co.(b)	2,819
26	HCA Healthcare, Inc.(b)	2,089
6	Humana, Inc.	1,387
3	Laboratory Corp. of America Holdings(b)	477
14	McKesson Corp.	2,266
12	Quest Diagnostics, Inc.	1,300
17	UnitedHealth Group, Inc.	3,261
3	Universal Health Services, Inc., Class B	332

		27,660

	Home Construction — 0.4%
368	Geberit AG, ADR	17,576

	Hotels, Restaurants & Leisure — 0.3%
11	Carnival Corp.	735
70	McDonald’s Corp.	10,860
27	Starbucks Corp.	1,457
14	Wyndham Worldwide Corp.	1,461

		14,513

	Household Durables — 0.8%
9	Lennar Corp., Class A	472
1,823	Sekisui House Ltd., Sponsored ADR	31,903

		32,375

	Household Products — 0.5%
9	Church & Dwight Co., Inc.	480
14	Clorox Co. (The)	1,869
65	Colgate-Palmolive Co.	4,693
142	Procter & Gamble Co. (The)	12,896

		19,938

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Independent Power & Renewable Electricity Producers — 0.2%
122	Ormat Technologies, Inc.	$7,235
101	Pattern Energy Group, Inc.	2,535

		9,770

	Industrial Conglomerates — 1.8%
84	3M Co.	16,898
313	General Electric Co.	8,016
213	Roper Technologies, Inc.	49,514

		74,428

	Insurance — 4.2%
32	Aflac, Inc.	2,552
1,665	AIA Group Ltd., Sponsored ADR	52,614
941	Allianz SE, Sponsored ADR	20,090
4	Allstate Corp. (The)	364
76	Hartford Financial Services Group, Inc. (The)	4,180
1,694	Legal & General Group PLC, Sponsored ADR	30,492
137	MetLife, Inc.	7,535
70	Prudential Financial, Inc.	7,926
807	Prudential PLC, Sponsored ADR	39,519
98	Torchmark Corp.	7,739
68	Unum Group	3,409

		176,420

	Internet & Direct Marketing Retail — 1.1%
44	Amazon.com, Inc.(b)	43,462
8	Netflix, Inc.(b)	1,453
1	Priceline Group, Inc. (The)(b)	2,029
8	TripAdvisor, Inc.(b)	312

		47,256

	Internet Software & Services — 4.6%
92	Alphabet, Inc., Class A(b)	86,986
2	Alphabet, Inc., Class C(b)	1,861
9	Cars.com, Inc.(b)	219
24	eBay, Inc.(b)	857
355	Facebook, Inc., Class A(b)	60,084
1,097	Tencent Holdings Ltd., ADR	43,836

		193,843

	IT Services — 3.3%
9	Accenture PLC, Class A	1,159
36	Cognizant Technology Solutions Corp., Class A	2,496
20	CSRA, Inc.	652
53	International Business Machines Corp.	7,668
331	MasterCard, Inc., Class A	42,302
28	PayPal Holdings, Inc.(b)	1,639
849	Visa, Inc., Class A	84,526
61	Western Union Co. (The)	1,205

		141,647

	Leisure Products — 0.0%
12	Hasbro, Inc.	1,271

	Life Sciences Tools & Services — 1.8%
24	Agilent Technologies, Inc.	1,435
47	Illumina, Inc.(b)	8,171
387	Thermo Fisher Scientific, Inc.	67,930

		77,536

	Machinery — 0.8%
65	Caterpillar, Inc.	7,407
66	Deere & Co.	8,466
27	Flowserve Corp.	1,110
19	Parker Hannifin Corp.	3,154
130	Watts Water Technologies, Inc., Series A	8,372
59	Xylem, Inc.	3,347

		31,856

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Media — 0.4%
20	CBS Corp., Class B	$1,317
18	Interpublic Group of Cos., Inc. (The)	389
64	News Corp., Class A	916
5	Omnicom Group, Inc.	394
28	TEGNA, Inc.	415
123	Twenty-First Century Fox, Inc., Class A	3,579
40	Twenty-First Century Fox, Inc., Class B	1,148
95	Walt Disney Co. (The)	10,443

		18,601

	Metals & Mining — 0.0%
26	Newmont Mining Corp.	966

	Multiline Retail — 0.0%
17	Kohl’s Corp.	703
8	Target Corp.	453

		1,156

	Personal Products — 0.8%
13	Estee Lauder Cos., Inc. (The), Class A	1,287
588	Unilever NV	34,204

		35,491

	Pharmaceuticals — 2.4%
27	Allergan PLC	6,813
81	Bristol-Myers Squibb Co.	4,609
50	Eli Lilly & Co.	4,133
97	Johnson & Johnson	12,874
128	Merck & Co., Inc.	8,177
73	Mylan NV(b)	2,846
1,171	Novo Nordisk AS, Sponsored ADR	49,650
311	Pfizer, Inc.	10,313
23	Zoetis, Inc.	1,438

		100,853

	Professional Services — 0.0%
20	Verisk Analytics, Inc.(b)	1,745

	Real Estate Management & Development — 0.1%
66	CBRE Group, Inc., Class A(b)	2,507

	REITs – Apartments — 0.2%
7	AvalonBay Communities, Inc.	1,347
50	Equity Residential	3,403
9	Essex Property Trust, Inc.	2,355
4	Mid-America Apartment Communities, Inc.	414

		7,519

	REITs – Diversified — 0.4%
112	Crown Castle International Corp.	11,265
10	Digital Realty Trust, Inc.	1,153
22	Vornado Realty Trust	1,746
103	Weyerhaeuser Co.	3,401

		17,565

	REITs – Health Care — 0.1%
45	HCP, Inc.	1,424
36	Ventas, Inc.	2,425

		3,849

	REITs – Office Property — 0.1%
17	Boston Properties, Inc.	2,056
11	JBG SMITH Properties(b)	390

		2,446

	REITs – Regional Malls — 0.1%
7	Macerich Co. (The)	402
15	Simon Property Group, Inc.	2,377

		2,779

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	REITs – Specialty & Other — 0.1%
4	Equinix, Inc.	$1,803
32	Iron Mountain, Inc.	1,166

		2,969

	REITs – Storage — 0.1%
18	Public Storage	3,700

	Road & Rail — 0.4%
59	CSX Corp.	2,911
31	Kansas City Southern	3,199
48	Norfolk Southern Corp.	5,404
63	Union Pacific Corp.	6,486

		18,000

	Semiconductors & Semiconductor Equipment — 0.8%
15	Advanced Micro Devices, Inc.(b)	204
118	ASML Holding NV, (Registered)	17,739
32	First Solar, Inc.(b)	1,578
233	Intel Corp.	8,264
48	Micron Technology, Inc.(b)	1,350
12	NVIDIA Corp.	1,950
25	QUALCOMM, Inc.	1,330
15	Texas Instruments, Inc.	1,221
7	Xilinx, Inc.	443

		34,079

	Software — 2.1%
11	Autodesk, Inc.(b)	1,219
170	Ellie Mae, Inc.(b)	14,827
918	Microsoft Corp.	66,739
153	Oracle Corp.	7,639
11	Symantec Corp.	341

		90,765

	Specialty Retail — 0.2%
9	Best Buy Co., Inc.	525
26	Home Depot, Inc. (The)	3,890
16	Lowe’s Cos., Inc.	1,238
46	Staples, Inc.	467
9	Tiffany & Co.	860

		6,980

	Technology Hardware, Storage & Peripherals — 0.3%
51	Apple, Inc.	7,585
30	NetApp, Inc.	1,303
8	Seagate Technology PLC	264
27	Western Digital Corp.	2,298
39	Xerox Corp.	1,196

		12,646

	Textiles, Apparel & Luxury Goods — 0.7%
2,951	Cie Financiere Richemont S.A., Sponsored ADR	24,995
44	Hanesbrands, Inc.	1,009
64	NIKE, Inc., Class B	3,779
8	PVH Corp.	954
9	VF Corp.	560

		31,297

	Trading Companies & Distributors — 0.1%
53	Fastenal Co.	2,277
15	W.W. Grainger, Inc.	2,501

		4,778

	Water Utilities — 0.6%
306	American Water Works Co., Inc.	24,817

	Total Common Stocks (Identified Cost $2,126,289)	2,332,110

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — 42.0%
24,547	Loomis Sayles Inflation Protected Securities Fund, Class N	$255,289
40,989	Loomis Sayles Limited Term Government and Agency Fund, Class N	466,454
105,191	Mirova Global Green Bond Fund, Class N(b)	1,062,425

	Total Affiliated Mutual Funds (Identified Cost $1,776,695)	1,784,168

Closed-End Investment Companies — 0.0%
18	Altaba, Inc.(b) (Identified Cost $987)	1,051

	Total Investments — 97.0% (Identified Cost $3,903,971)(a)	4,117,329
	Other assets less liabilities — 3.0%	127,317

	Net Assets — 100.0%	$4,244,646

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At July 31, 2017, the net unrealized appreciation on investments based on a cost of $3,903,971 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$239,699
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(26,341)

	Net unrealized appreciation	$213,358

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2017 (Unaudited)

Affiliated Mutual Funds	42.0%
Internet Software & Services	4.6
Insurance	4.2
Chemicals	3.8
Health Care Equipment & Supplies	3.7
IT Services	3.3
Banks	3.1
Electrical Equipment	2.6
Pharmaceuticals	2.4
Software	2.1
Other Investments, less than 2% each	25.2

Total Investments	97.0
Other assets less liabilities	3.0

Net Assets	100.0%

Asset Allocation Summary at July 31, 2017 (Unaudited)

Equity	55.0%
Fixed-Income	42.0

Total Investments	97.0
Other assets less liabilities	3.0

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)
Common Stocks — 61.1% of Net Assets
	Aerospace & Defense — 0.0%
46	Arconic, Inc.	$1,140

	Air Freight & Logistics — 0.0%
9	United Parcel Service, Inc., Class B	993

	Auto Components — 1.9%
13	BorgWarner, Inc.	608
408	Delphi Automotive PLC	36,891
10	Goodyear Tire & Rubber Co. (The)	315
637	Valeo S.A., Sponsored ADR	22,104

		59,918

	Automobiles — 1.7%
1,102	Byd Co. Ltd., ADR	13,775
201	Ford Motor Co.	2,255
327	Toyota Motor Corp., Sponsored ADR	36,899

		52,929

	Banks — 3.4%
394	Bank of America Corp.	9,503
121	Citigroup, Inc.	8,283
76	Citizens Financial Group, Inc.	2,666
156	Huntington Bancshares, Inc.	2,067
1,248	KBC Group NV, Sponsored ADR	51,542
162	KeyCorp	2,923
446	People’s United Financial, Inc.	7,778
155	Signature Bank(b)	21,480
57	Zions Bancorporation	2,583

		108,825

	Beverages — 0.5%
52	Brown-Forman Corp., Class B	2,569
131	Coca-Cola Co. (The)	6,005
4	Dr Pepper Snapple Group, Inc.	364
17	Molson Coors Brewing Co., Class B	1,513
20	Monster Beverage Corp.(b)	1,055
46	PepsiCo, Inc.	5,364

		16,870

	Biotechnology — 0.6%
14	AbbVie, Inc.	979
12	Amgen, Inc.	2,094
216	Gilead Sciences, Inc.	16,435

		19,508

	Building Products — 1.5%
687	A.O. Smith Corp.	36,789
49	Fortune Brands Home & Security, Inc.	3,218
220	Johnson Controls International PLC	8,569

		48,576

	Capital Markets — 1.6%
8	Affiliated Managers Group, Inc.	1,487
11	Ameriprise Financial, Inc.	1,594
111	Bank of New York Mellon Corp. (The)	5,886
10	BlackRock, Inc.	4,265
22	Charles Schwab Corp. (The)	944
24	CME Group, Inc.	2,943
85	Franklin Resources, Inc.	3,806
31	Goldman Sachs Group, Inc. (The)	6,985
18	Intercontinental Exchange, Inc.	1,201
28	Invesco Ltd.	973
12	Legg Mason, Inc.	480
8	Moody’s Corp.	1,053
18	Nasdaq, Inc.	1,339
57	Northern Trust Corp.	4,988

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Capital Markets — continued
7	S&P Global, Inc.	$1,075
44	State Street Corp.	4,102
83	T. Rowe Price Group, Inc.	6,866

		49,987

	Chemicals — 4.1%
12	Air Products & Chemicals, Inc.	1,706
476	Chr. Hansen Holding AS, Sponsored ADR	19,364
52	Dow Chemical Co. (The)	3,341
45	E.I. du Pont de Nemours & Co.	3,699
293	Ecolab, Inc.	38,579
106	International Flavors & Fragrances, Inc.	14,117
251	Novozymes AS, Sponsored ADR	11,591
48	Praxair, Inc.	6,248
1,901	Symrise AG, Sponsored ADR	33,153

		131,798

	Commercial Services & Supplies — 0.0%
32	Pitney Bowes, Inc.	504
10	Stericycle, Inc.(b)	771

		1,275

	Communications Equipment — 0.3%
262	Cisco Systems, Inc.	8,240
11	Motorola Solutions, Inc.	997

		9,237

	Construction & Engineering — 0.0%
33	Fluor Corp.	1,433

	Consumer Finance — 0.2%
40	American Express Co.	3,409
34	Navient Corp.	502
40	Synchrony Financial	1,213

		5,124

	Containers & Packaging — 0.2%
13	Avery Dennison Corp.	1,208
78	Ball Corp.	3,268
44	International Paper Co.	2,419

		6,895

	Distributors — 0.0%
10	Genuine Parts Co.	849

	Diversified Consumer Services — 0.0%
16	H&R Block, Inc.	488

	Diversified Telecommunication Services — 1.3%
360	AT&T, Inc.	14,040
1,165	Deutsche Telekom AG, Sponsored ADR	21,261
154	Verizon Communications, Inc.	7,454

		42,755

	Electric Utilities — 1.6%
21	Eversource Energy	1,277
333	NextEra Energy, Inc.	48,648

		49,925

	Electrical Equipment — 3.1%
176	Acuity Brands, Inc.	35,666
471	Eaton Corp. PLC	36,856
815	Vestas Wind Systems AS, Sponsored ADR	26,484

		99,006

	Electronic Equipment, Instruments & Components — 0.0%
15	TE Connectivity Ltd.	1,206

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Food & Staples Retailing — 0.3%
52	CVS Health Corp.	$4,156
79	Sysco Corp.	4,157

		8,313

	Food Products — 0.6%
57	Archer-Daniels-Midland Co.	2,404
13	Campbell Soup Co.	687
56	Conagra Brands, Inc.	1,917
26	General Mills, Inc.	1,447
4	Hershey Co. (The)	421
5	Hormel Foods Corp.	171
13	J.M. Smucker Co. (The)	1,585
34	Kellogg Co.	2,312
28	Kraft Heinz Co. (The)	2,449
108	Mondelez International, Inc., Class A	4,754
5	Tyson Foods, Inc., Class A	317

		18,464

	Health Care Equipment & Supplies — 4.2%
73	Abbott Laboratories	3,590
50	Baxter International, Inc.	3,024
1,420	Coloplast AS, Sponsored ADR	12,127
9	Cooper Cos., Inc. (The)	2,195
576	Danaher Corp.	46,938
735	Essilor International S.A., Sponsored ADR	46,603
248	Medtronic PLC	20,824

		135,301

	Health Care Providers & Services — 0.7%
7	Aetna, Inc.	1,080
4	AmerisourceBergen Corp.	375
21	Anthem, Inc.	3,910
5	Cardinal Health, Inc.	386
1	Centene Corp.(b)	80
15	Cigna Corp.	2,603
26	DaVita, Inc.(b)	1,684
39	Express Scripts Holding Co.(b)	2,443
20	HCA Healthcare, Inc.(b)	1,607
4	Humana, Inc.	925
2	Laboratory Corp. of America Holdings(b)	318
12	McKesson Corp.	1,943
11	Quest Diagnostics, Inc.	1,191
13	UnitedHealth Group, Inc.	2,494
2	Universal Health Services, Inc., Class B	222

		21,261

	Home Construction — 0.5%
305	Geberit AG, ADR	14,567

	Hotels, Restaurants & Leisure — 0.3%
9	Carnival Corp.	601
52	McDonald’s Corp.	8,067
20	Starbucks Corp.	1,080
10	Wyndham Worldwide Corp.	1,044

		10,792

	Household Durables — 0.9%
8	Lennar Corp., Class A	420
1,558	Sekisui House Ltd., Sponsored ADR	27,265

		27,685

	Household Products — 0.5%
8	Church & Dwight Co., Inc.	427
12	Clorox Co. (The)	1,602
47	Colgate-Palmolive Co.	3,393
104	Procter & Gamble Co. (The)	9,445

		14,867

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Independent Power & Renewable Electricity Producers — 0.2%
89	Ormat Technologies, Inc.	$5,278
76	Pattern Energy Group, Inc.	1,907

		7,185

	Industrial Conglomerates — 2.0%
62	3M Co.	12,472
236	General Electric Co.	6,044
189	Roper Technologies, Inc.	43,935

		62,451

	Insurance — 4.6%
24	Aflac, Inc.	1,914
1,480	AIA Group Ltd., Sponsored ADR	46,768
780	Allianz SE, Sponsored ADR	16,653
1	Allstate Corp. (The)	91
62	Hartford Financial Services Group, Inc. (The)	3,410
1,405	Legal & General Group PLC, Sponsored ADR	25,290
99	MetLife, Inc.	5,445
51	Prudential Financial, Inc.	5,775
698	Prudential PLC, Sponsored ADR	34,181
74	Torchmark Corp.	5,844
58	Unum Group	2,907

		148,278

	Internet & Direct Marketing Retail — 1.3%
38	Amazon.com, Inc.(b)	37,536
7	Netflix, Inc.(b)	1,272
1	Priceline Group, Inc. (The)(b)	2,028
7	TripAdvisor, Inc.(b)	273

		41,109

	Internet Software & Services — 5.3%
80	Alphabet, Inc., Class A(b)	75,640
2	Alphabet, Inc., Class C(b)	1,861
8	Cars.com, Inc.(b)	194
20	eBay, Inc.(b)	714
311	Facebook, Inc., Class A(b)	52,637
957	Tencent Holdings Ltd., ADR	38,242

		169,288

	IT Services — 3.8%
7	Accenture PLC, Class A	902
30	Cognizant Technology Solutions Corp., Class A	2,080
17	CSRA, Inc.	554
39	International Business Machines Corp.	5,642
285	MasterCard, Inc., Class A	36,423
21	PayPal Holdings, Inc.(b)	1,230
749	Visa, Inc., Class A	74,570
52	Western Union Co. (The)	1,027

		122,428

	Leisure Products — 0.0%
9	Hasbro, Inc.	953

	Life Sciences Tools & Services — 2.1%
17	Agilent Technologies, Inc.	1,017
39	Illumina, Inc.(b)	6,780
342	Thermo Fisher Scientific, Inc.	60,031

		67,828

	Machinery — 0.8%
50	Caterpillar, Inc.	5,698
48	Deere & Co.	6,157
24	Flowserve Corp.	987
16	Parker Hannifin Corp.	2,656
107	Watts Water Technologies, Inc., Series A	6,891
44	Xylem, Inc.	2,496

		24,885

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Media — 0.4%
14	CBS Corp., Class B	$922
15	Interpublic Group of Cos., Inc. (The)	324
55	News Corp., Class A	787
4	Omnicom Group, Inc.	315
24	TEGNA, Inc.	356
84	Twenty-First Century Fox, Inc., Class A	2,444
36	Twenty-First Century Fox, Inc., Class B	1,033
72	Walt Disney Co. (The)	7,915

		14,096

	Metals & Mining — 0.0%
18	Newmont Mining Corp.	669

	Multiline Retail — 0.0%
15	Kohl’s Corp.	620
7	Target Corp.	397

		1,017

	Personal Products — 1.0%
10	Estee Lauder Cos., Inc. (The), Class A	990
507	Unilever NV	29,492

		30,482

	Pharmaceuticals — 2.6%
20	Allergan PLC	5,047
64	Bristol-Myers Squibb Co.	3,642
40	Eli Lilly & Co.	3,306
73	Johnson & Johnson	9,689
94	Merck & Co., Inc.	6,005
52	Mylan NV(b)	2,027
1,041	Novo Nordisk AS, Sponsored ADR	44,138
235	Pfizer, Inc.	7,793
16	Zoetis, Inc.	1,000

		82,647

	Professional Services — 0.0%
15	Verisk Analytics, Inc.(b)	1,309

	Real Estate Management & Development — 0.1%
53	CBRE Group, Inc., Class A(b)	2,013

	REITs – Apartments — 0.2%
6	AvalonBay Communities, Inc.	1,154
40	Equity Residential	2,723
7	Essex Property Trust, Inc.	1,832
4	Mid-America Apartment Communities, Inc.	414

		6,123

	REITs – Diversified — 0.4%
81	Crown Castle International Corp.	8,147
8	Digital Realty Trust, Inc.	923
19	Vornado Realty Trust	1,507
90	Weyerhaeuser Co.	2,972

		13,549

	REITs – Health Care — 0.1%
39	HCP, Inc.	1,234
31	Ventas, Inc.	2,088

		3,322

	REITs – Office Property — 0.1%
15	Boston Properties, Inc.	1,814
10	JBG SMITH Properties(b)	337

		2,151

	REITs – Regional Malls — 0.1%
1	Macerich Co. (The)	57
12	Simon Property Group, Inc.	1,902

		1,959

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	REITs – Specialty & Other — 0.1%
3	Equinix, Inc.	$1,352
27	Iron Mountain, Inc.	984

		2,336

	REITs – Storage — 0.1%
13	Public Storage	2,672

	Road & Rail — 0.4%
42	CSX Corp.	2,072
25	Kansas City Southern	2,580
39	Norfolk Southern Corp.	4,391
50	Union Pacific Corp.	5,148

		14,191

	Semiconductors & Semiconductor Equipment — 0.9%
14	Advanced Micro Devices, Inc.(b)	191
97	ASML Holding NV, (Registered)	14,582
29	First Solar, Inc.(b)	1,430
189	Intel Corp.	6,704
41	Micron Technology, Inc.(b)	1,153
9	NVIDIA Corp.	1,463
18	QUALCOMM, Inc.	957
11	Texas Instruments, Inc.	895

		27,375

	Software — 2.4%
8	Autodesk, Inc.(b)	886
151	Ellie Mae, Inc.(b)	13,170
804	Microsoft Corp.	58,451
112	Oracle Corp.	5,592
9	Symantec Corp.	279

		78,378

	Specialty Retail — 0.2%
8	Best Buy Co., Inc.	467
20	Home Depot, Inc. (The)	2,992
12	Lowe’s Cos., Inc.	929
39	Staples, Inc.	396
7	Tiffany & Co.	668

		5,452

	Technology Hardware, Storage & Peripherals — 0.3%
38	Apple, Inc.	5,652
27	NetApp, Inc.	1,172
7	Seagate Technology PLC	231
21	Western Digital Corp.	1,787
36	Xerox Corp.	1,104

		9,946

	Textiles, Apparel & Luxury Goods — 0.8%
2,446	Cie Financiere Richemont S.A., Sponsored ADR	20,718
16	Hanesbrands, Inc.	367
51	NIKE, Inc., Class B	3,011
6	PVH Corp.	716
7	VF Corp.	435

		25,247

	Trading Companies & Distributors — 0.1%
40	Fastenal Co.	1,718
12	W.W. Grainger, Inc.	2,001

		3,719

	Water Utilities — 0.7%
261	American Water Works Co., Inc.	21,167

	Total Common Stocks (Identified Cost $1,780,328)	1,954,212

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — 35.1%
15,476	Loomis Sayles Inflation Protected Securities Fund, Class N	$160,946
25,359	Loomis Sayles Limited Term Government and Agency Fund, Class N	288,590
66,855	Mirova Global Green Bond Fund, Class N(b)	675,234

	Total Affiliated Mutual Funds (Identified Cost $1,120,037)	1,124,770

Closed-End Investment Companies — 0.0%
13	Altaba, Inc.(b) (Identified Cost $713)	759

	Total Investments — 96.2% (Identified Cost $2,901,078)(a)	3,079,741
	Other assets less liabilities — 3.8%	121,729

	Net Assets — 100.0%	$3,201,470

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At July 31, 2017, the net unrealized appreciation on investments based on a cost of $2,901,078 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$199,106
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(20,443)

	Net unrealized appreciation	$178,663

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2017 (Unaudited)

Affiliated Mutual Funds	35.1%
Internet Software & Services	5.3
Insurance	4.6
Health Care Equipment & Supplies	4.2
Chemicals	4.1
IT Services	3.8
Banks	3.4
Electrical Equipment	3.1
Pharmaceuticals	2.6
Software	2.4
Life Sciences Tools & Services	2.1
Industrial Conglomerates	2.0
Other Investments, less than 2% each	23.5

Total Investments	96.2
Other assets less liabilities	3.8

Net Assets	100.0%

Asset Allocation Summary at July 31, 2017 (Unaudited)

Equity	61.1%
Fixed-Income	35.1

Total Investments	96.2
Other assets less liabilities	3.8

Net Assets	100.0%

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)
Common Stocks — 69.7% of Net Assets
	Aerospace & Defense — 0.0%
43	Arconic, Inc.	$1,066

	Air Freight & Logistics — 0.0%
10	United Parcel Service, Inc., Class B	1,103

	Auto Components — 2.1%
12	BorgWarner, Inc.	561
391	Delphi Automotive PLC	35,354
10	Goodyear Tire & Rubber Co. (The)	315
607	Valeo S.A., Sponsored ADR	21,063

		57,293

	Automobiles — 1.9%
1,050	Byd Co. Ltd., ADR	13,125
188	Ford Motor Co.	2,109
310	Toyota Motor Corp., Sponsored ADR	34,981

		50,215

	Banks — 3.9%
394	Bank of America Corp.	9,503
121	Citigroup, Inc.	8,283
73	Citizens Financial Group, Inc.	2,561
150	Huntington Bancshares, Inc.	1,988
1,188	KBC Group NV, Sponsored ADR	49,064
155	KeyCorp	2,796
445	People’s United Financial, Inc.	7,761
147	Signature Bank(b)	20,371
54	Zions Bancorporation	2,447

		104,774

	Beverages — 0.6%
50	Brown-Forman Corp., Class B	2,470
131	Coca-Cola Co. (The)	6,005
4	Dr Pepper Snapple Group, Inc.	365
15	Molson Coors Brewing Co., Class B	1,335
19	Monster Beverage Corp.(b)	1,002
46	PepsiCo, Inc.	5,364

		16,541

	Biotechnology — 0.7%
13	AbbVie, Inc.	909
13	Amgen, Inc.	2,269
203	Gilead Sciences, Inc.	15,446

		18,624

	Building Products — 1.7%
659	A.O. Smith Corp.	35,289
47	Fortune Brands Home & Security, Inc.	3,087
220	Johnson Controls International PLC	8,569

		46,945

	Capital Markets — 1.9%
7	Affiliated Managers Group, Inc.	1,301
10	Ameriprise Financial, Inc.	1,449
110	Bank of New York Mellon Corp. (The)	5,833
11	BlackRock, Inc.	4,692
21	Charles Schwab Corp. (The)	901
24	CME Group, Inc.	2,943
91	Franklin Resources, Inc.	4,075
32	Goldman Sachs Group, Inc. (The)	7,210
14	Intercontinental Exchange, Inc.	934
35	Invesco Ltd.	1,217
11	Legg Mason, Inc.	440
9	Moody’s Corp.	1,185
17	Nasdaq, Inc.	1,264
51	Northern Trust Corp.	4,463

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Capital Markets — continued
8	S&P Global, Inc.	$1,229
42	State Street Corp.	3,916
87	T. Rowe Price Group, Inc.	7,196

		50,248

	Chemicals — 4.7%
14	Air Products & Chemicals, Inc.	1,990
454	Chr. Hansen Holding AS, Sponsored ADR	18,469
52	Dow Chemical Co. (The)	3,340
48	E.I. du Pont de Nemours & Co.	3,946
279	Ecolab, Inc.	36,736
103	International Flavors & Fragrances, Inc.	13,718
239	Novozymes AS, Sponsored ADR	11,037
48	Praxair, Inc.	6,248
1,810	Symrise AG, Sponsored ADR	31,566

		127,050

	Commercial Services & Supplies — 0.1%
32	Pitney Bowes, Inc.	503
10	Stericycle, Inc.(b)	771

		1,274

	Communications Equipment — 0.3%
256	Cisco Systems, Inc.	8,051
11	Motorola Solutions, Inc.	998

		9,049

	Construction & Engineering — 0.1%
31	Fluor Corp.	1,346

	Consumer Finance — 0.2%
38	American Express Co.	3,239
32	Navient Corp.	472
40	Synchrony Financial	1,213

		4,924

	Containers & Packaging — 0.3%
12	Avery Dennison Corp.	1,115
71	Ball Corp.	2,975
50	International Paper Co.	2,749

		6,839

	Distributors — 0.0%
9	Genuine Parts Co.	764

	Diversified Consumer Services — 0.0%
15	H&R Block, Inc.	458

	Diversified Telecommunication Services — 1.5%
357	AT&T, Inc.	13,923
1,109	Deutsche Telekom AG, Sponsored ADR	20,239
152	Verizon Communications, Inc.	7,357

		41,519

	Electric Utilities — 1.7%
20	Eversource Energy	1,216
305	NextEra Energy, Inc.	44,557

		45,773

	Electrical Equipment — 3.4%
167	Acuity Brands, Inc.	33,843
430	Eaton Corp. PLC	33,647
776	Vestas Wind Systems AS, Sponsored ADR	25,216

		92,706

	Electronic Equipment, Instruments & Components — 0.0%
14	TE Connectivity Ltd.	1,125

	Food & Staples Retailing — 0.3%
50	CVS Health Corp.	3,996
75	Sysco Corp.	3,947

		7,943

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Food Products — 0.7%
63	Archer-Daniels-Midland Co.	$2,657
12	Campbell Soup Co.	634
53	Conagra Brands, Inc.	1,815
24	General Mills, Inc.	1,336
4	Hershey Co. (The)	421
16	Hormel Foods Corp.	547
12	J.M. Smucker Co. (The)	1,463
32	Kellogg Co.	2,176
31	Kraft Heinz Co. (The)	2,711
106	Mondelez International, Inc., Class A	4,666
12	Tyson Foods, Inc., Class A	760

		19,186

	Health Care Equipment & Supplies — 4.8%
69	Abbott Laboratories	3,393
50	Baxter International, Inc.	3,024
1,352	Coloplast AS, Sponsored ADR	11,546
9	Cooper Cos., Inc. (The)	2,195
549	Danaher Corp.	44,738
674	Essilor International S.A., Sponsored ADR	42,735
1	Hologic, Inc.(b)	44
241	Medtronic PLC	20,237

		127,912

	Health Care Providers & Services — 0.8%
8	Aetna, Inc.	1,234
4	AmerisourceBergen Corp.	375
23	Anthem, Inc.	4,283
4	Cardinal Health, Inc.	309
1	Centene Corp.(b)	79
16	Cigna Corp.	2,777
24	DaVita, Inc.(b)	1,555
6	Envision Healthcare Corp.(b)	339
34	Express Scripts Holding Co.(b)	2,130
20	HCA Healthcare, Inc.(b)	1,607
4	Humana, Inc.	925
2	Laboratory Corp. of America Holdings(b)	318
12	McKesson Corp.	1,942
10	Quest Diagnostics, Inc.	1,083
13	UnitedHealth Group, Inc.	2,493
2	Universal Health Services, Inc., Class B	222

		21,671

	Home Construction — 0.5%
290	Geberit AG, ADR	13,850

	Hotels, Restaurants & Leisure — 0.4%
9	Carnival Corp.	601
51	McDonald’s Corp.	7,912
19	Starbucks Corp.	1,025
10	Wyndham Worldwide Corp.	1,044

		10,582

	Household Durables — 1.0%
7	Lennar Corp., Class A	367
1,483	Sekisui House Ltd., Sponsored ADR	25,953

		26,320

	Household Products — 0.5%
7	Church & Dwight Co., Inc.	373
11	Clorox Co. (The)	1,468
50	Colgate-Palmolive Co.	3,610
102	Procter & Gamble Co. (The)	9,264

		14,715

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Independent Power & Renewable Electricity Producers — 0.3%
85	Ormat Technologies, Inc.	$5,041
73	Pattern Energy Group, Inc.	1,832

		6,873

	Industrial Conglomerates — 2.2%
61	3M Co.	12,272
236	General Electric Co.	6,044
179	Roper Technologies, Inc.	41,610

		59,926

	Insurance — 5.3%
23	Aflac, Inc.	1,834
1,408	AIA Group Ltd., Sponsored ADR	44,493
743	Allianz SE, Sponsored ADR	15,863
4	Allstate Corp. (The)	364
58	Hartford Financial Services Group, Inc. (The)	3,190
1,338	Legal & General Group PLC, Sponsored ADR	24,084
98	MetLife, Inc.	5,390
50	Prudential Financial, Inc.	5,661
665	Prudential PLC, Sponsored ADR	32,565
78	Torchmark Corp.	6,160
54	Unum Group	2,707

		142,311

	Internet & Direct Marketing Retail — 1.5%
36	Amazon.com, Inc.(b)	35,560
7	Netflix, Inc.(b)	1,272
1	Priceline Group, Inc. (The)(b)	2,028
7	TripAdvisor, Inc.(b)	273

		39,133

	Internet Software & Services — 6.0%
77	Alphabet, Inc., Class A(b)	72,804
2	Alphabet, Inc., Class C(b)	1,861
7	Cars.com, Inc.(b)	170
19	eBay, Inc.(b)	679
295	Facebook, Inc., Class A(b)	49,929
865	Tencent Holdings Ltd., ADR	34,565

		160,008

	IT Services — 4.4%
8	Accenture PLC, Class A	1,030
28	Cognizant Technology Solutions Corp., Class A	1,941
16	CSRA, Inc.	522
40	International Business Machines Corp.	5,787
272	MasterCard, Inc., Class A	34,762
20	PayPal Holdings, Inc.(b)	1,171
713	Visa, Inc., Class A	70,986
48	Western Union Co. (The)	948

		117,147

	Leisure Products — 0.0%
10	Hasbro, Inc.	1,059

	Life Sciences Tools & Services — 2.4%
17	Agilent Technologies, Inc.	1,016
37	Illumina, Inc.(b)	6,433
325	Thermo Fisher Scientific, Inc.	57,047

		64,496

	Machinery — 0.9%
52	Caterpillar, Inc.	5,925
50	Deere & Co.	6,414
19	Flowserve Corp.	781
15	Parker Hannifin Corp.	2,490
102	Watts Water Technologies, Inc., Series A	6,569
42	Xylem, Inc.	2,383

		24,562

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Media — 0.5%
13	CBS Corp., Class B	$856
14	Interpublic Group of Cos., Inc. (The)	302
51	News Corp., Class A	730
4	Omnicom Group, Inc.	315
22	TEGNA, Inc.	326
29	Twenty-First Century Fox, Inc., Class B	832
77	Twenty-First Century Fox, Inc., Class A	2,241
70	Walt Disney Co. (The)	7,695

		13,297

	Metals & Mining — 0.0%
16	Newmont Mining Corp.	595

	Multiline Retail — 0.0%
14	Kohl’s Corp.	579
6	Target Corp.	340

		919

	Personal Products — 1.1%
11	Estee Lauder Cos., Inc. (The), Class A	1,089
483	Unilever NV	28,096

		29,185

	Pharmaceuticals — 3.0%
20	Allergan PLC	5,047
61	Bristol-Myers Squibb Co.	3,471
38	Eli Lilly & Co.	3,141
73	Johnson & Johnson	9,689
96	Merck & Co., Inc.	6,132
58	Mylan NV(b)	2,261
1,000	Novo Nordisk AS, Sponsored ADR	42,400
230	Pfizer, Inc.	7,627
16	Zoetis, Inc.	1,000

		80,768

	Professional Services — 0.0%
14	Verisk Analytics, Inc.(b)	1,222

	Real Estate Management & Development — 0.1%
50	CBRE Group, Inc., Class A(b)	1,900

	REITs – Apartments — 0.2%
5	AvalonBay Communities, Inc.	962
37	Equity Residential	2,518
7	Essex Property Trust, Inc.	1,832
3	Mid-America Apartment Communities, Inc.	310

		5,622

	REITs – Diversified — 0.5%
80	Crown Castle International Corp.	8,046
9	Digital Realty Trust, Inc.	1,038
17	Vornado Realty Trust	1,349
79	Weyerhaeuser Co.	2,609

		13,042

	REITs – Health Care — 0.1%
36	HCP, Inc.	1,140
29	Ventas, Inc.	1,953

		3,093

	REITs – Office Property — 0.1%
14	Boston Properties, Inc.	1,693
9	JBG SMITH Properties(b)	301

		1,994

	REITs – Regional Malls — 0.1%
6	Macerich Co. (The)	344
13	Simon Property Group, Inc.	2,061

		2,405

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	REITs – Specialty & Other — 0.1%
3	Equinix, Inc.	$1,352
25	Iron Mountain, Inc.	911

		2,263

	REITs – Storage — 0.1%
13	Public Storage	2,672

	Road & Rail — 0.5%
47	CSX Corp.	2,319
24	Kansas City Southern	2,477
36	Norfolk Southern Corp.	4,053
47	Union Pacific Corp.	4,839

		13,688

	Semiconductors & Semiconductor Equipment — 1.0%
14	Advanced Micro Devices, Inc.(b)	190
93	ASML Holding NV, (Registered)	13,981
28	First Solar, Inc.(b)	1,381
178	Intel Corp.	6,314
38	Micron Technology, Inc.(b)	1,069
10	NVIDIA Corp.	1,625
17	QUALCOMM, Inc.	904
11	Texas Instruments, Inc.	895

		26,359

	Software — 2.8%
8	Autodesk, Inc.(b)	886
143	Ellie Mae, Inc.(b)	12,472
770	Microsoft Corp.	55,979
118	Oracle Corp.	5,892
9	Symantec Corp.	279

		75,508

	Specialty Retail — 0.2%
8	Best Buy Co., Inc.	467
19	Home Depot, Inc. (The)	2,842
11	Lowe’s Cos., Inc.	851
37	Staples, Inc.	376
7	Tiffany & Co.	669

		5,205

	Technology Hardware, Storage & Peripherals — 0.4%
37	Apple, Inc.	5,503
21	NetApp, Inc.	912
7	Seagate Technology PLC	231
20	Western Digital Corp.	1,702
35	Xerox Corp.	1,073

		9,421

	Textiles, Apparel & Luxury Goods — 0.9%
2,330	Cie Financiere Richemont S.A., Sponsored ADR	19,735
16	Hanesbrands, Inc.	367
47	NIKE, Inc., Class B	2,775
6	PVH Corp.	716
7	VF Corp.	435

		24,028

	Trading Companies & Distributors — 0.1%
38	Fastenal Co.	1,633
11	W.W. Grainger, Inc.	1,834

		3,467

	Water Utilities — 0.8%
249	American Water Works Co., Inc.	20,194

	Total Common Stocks (Identified Cost $1,707,856)	1,874,177

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — 26.2%
13,044	Loomis Sayles Inflation Protected Securities Fund, Class N	$135,658
14,259	Loomis Sayles Limited Term Government and Agency Fund, Class N	162,267
40,262	Mirova Global Green Bond Fund, Class N(b)	406,649

	Total Affiliated Mutual Funds (Identified Cost $702,051)	704,574

Closed-End Investment Companies — 0.0%
13	Altaba, Inc.(b) (Identified Cost $713)	759

	Total Investments — 95.9% (Identified Cost $2,410,620)(a)	2,579,510
	Other assets less liabilities — 4.1%	109,867

	Net Assets — 100.0%	$2,689,377

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At July 31, 2017, the net unrealized appreciation on investments based on a cost of $2,410,620 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$188,503
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(19,613)

	Net unrealized appreciation	$168,890

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2017 (Unaudited)

Affiliated Mutual Funds	26.2%
Internet Software & Services	6.0
Insurance	5.3
Health Care Equipment & Supplies	4.8
Chemicals	4.7
IT Services	4.4
Banks	3.9
Electrical Equipment	3.4
Pharmaceuticals	3.0
Software	2.8
Life Sciences Tools & Services	2.4
Industrial Conglomerates	2.2
Auto Components	2.1
Other Investments, less than 2% each	24.7

Total Investments	95.9
Other assets less liabilities	4.1

Net Assets	100.0%

Asset Allocation Summary at July 31, 2017 (Unaudited)

Equity	69.7%
Fixed-Income	26.2

Total Investments	95.9
Other assets less liabilities	4.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)
Common Stocks — 77.3% of Net Assets
	Aerospace & Defense — 0.0%
46	Arconic, Inc.	$1,140

	Air Freight & Logistics — 0.0%
11	United Parcel Service, Inc., Class B	1,213

	Auto Components — 2.3%
13	BorgWarner, Inc.	608
418	Delphi Automotive PLC	37,795
10	Goodyear Tire & Rubber Co. (The)	315
683	Valeo S.A., Sponsored ADR	23,700

		62,418

	Automobiles — 2.0%
1,181	Byd Co. Ltd., ADR	14,762
201	Ford Motor Co.	2,255
333	Toyota Motor Corp., Sponsored ADR	37,576

		54,593

	Banks — 4.3%
450	Bank of America Corp.	10,854
143	Citigroup, Inc.	9,788
83	Citizens Financial Group, Inc.	2,912
170	Huntington Bancshares, Inc.	2,253
1,287	KBC Group NV, Sponsored ADR	53,153
176	KeyCorp	3,175
532	People’s United Financial, Inc.	9,278
162	Signature Bank(b)	22,450
62	Zions Bancorporation	2,810

		116,673

	Beverages — 0.8%
66	Brown-Forman Corp., Class B	3,260
164	Coca-Cola Co. (The)	7,518
4	Dr Pepper Snapple Group, Inc.	365
17	Molson Coors Brewing Co., Class B	1,513
22	Monster Beverage Corp.(b)	1,160
55	PepsiCo, Inc.	6,414

		20,230

	Biotechnology — 0.8%
18	AbbVie, Inc.	1,258
17	Amgen, Inc.	2,967
232	Gilead Sciences, Inc.	17,653

		21,878

	Building Products — 1.9%
707	A.O. Smith Corp.	37,860
53	Fortune Brands Home & Security, Inc.	3,480
269	Johnson Controls International PLC	10,478

		51,818

	Capital Markets — 2.1%
8	Affiliated Managers Group, Inc.	1,487
11	Ameriprise Financial, Inc.	1,594
142	Bank of New York Mellon Corp. (The)	7,530
13	BlackRock, Inc.	5,545
29	Charles Schwab Corp. (The)	1,244
24	CME Group, Inc.	2,943
104	Franklin Resources, Inc.	4,657
37	Goldman Sachs Group, Inc. (The)	8,337
16	Intercontinental Exchange, Inc.	1,068
47	Invesco Ltd.	1,634
13	Legg Mason, Inc.	520
8	Moody’s Corp.	1,053
18	Nasdaq, Inc.	1,339
55	Northern Trust Corp.	4,813

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Capital Markets — continued
9	S&P Global, Inc.	$1,382
45	State Street Corp.	4,195
93	T. Rowe Price Group, Inc.	7,693

		57,034

	Chemicals — 5.3%
15	Air Products & Chemicals, Inc.	2,132
510	Chr. Hansen Holding AS, Sponsored ADR	20,747
62	Dow Chemical Co. (The)	3,983
52	E.I. du Pont de Nemours & Co.	4,275
314	Ecolab, Inc.	41,344
113	International Flavors & Fragrances, Inc.	15,049
269	Novozymes AS, Sponsored ADR	12,423
57	Praxair, Inc.	7,419
2,037	Symrise AG, Sponsored ADR	35,525

		142,897

	Commercial Services & Supplies — 0.1%
68	Pitney Bowes, Inc.	1,070
10	Stericycle, Inc.(b)	771

		1,841

	Communications Equipment — 0.4%
307	Cisco Systems, Inc.	9,655
12	Motorola Solutions, Inc.	1,088

		10,743

	Construction & Engineering — 0.1%
33	Fluor Corp.	1,433

	Consumer Finance — 0.2%
40	American Express Co.	3,409
34	Navient Corp.	502
64	Synchrony Financial	1,940

		5,851

	Containers & Packaging — 0.3%
13	Avery Dennison Corp.	1,208
86	Ball Corp.	3,603
53	International Paper Co.	2,914

		7,725

	Distributors — 0.0%
10	Genuine Parts Co.	849

	Diversified Consumer Services — 0.0%
16	H&R Block, Inc.	488

	Diversified Telecommunication Services — 1.8%
419	AT&T, Inc.	16,341
1,248	Deutsche Telekom AG, Sponsored ADR	22,776
178	Verizon Communications, Inc.	8,615

		47,732

	Electric Utilities — 1.9%
23	Eversource Energy	1,398
343	NextEra Energy, Inc.	50,109

		51,507

	Electrical Equipment — 3.8%
184	Acuity Brands, Inc.	37,288
491	Eaton Corp. PLC	38,421
873	Vestas Wind Systems AS, Sponsored ADR	28,368

		104,077

	Electronic Equipment, Instruments & Components — 0.1%
16	TE Connectivity Ltd.	1,286

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Food & Staples Retailing — 0.3%
63	CVS Health Corp.	$5,035
82	Sysco Corp.	4,315

		9,350

	Food Products — 0.8%
68	Archer-Daniels-Midland Co.	2,868
13	Campbell Soup Co.	687
56	Conagra Brands, Inc.	1,917
26	General Mills, Inc.	1,447
4	Hershey Co. (The)	421
17	Hormel Foods Corp.	581
13	J.M. Smucker Co. (The)	1,585
36	Kellogg Co.	2,448
34	Kraft Heinz Co. (The)	2,973
133	Mondelez International, Inc., Class A	5,855
13	Tyson Foods, Inc., Class A	824

		21,606

	Health Care Equipment & Supplies — 5.3%
75	Abbott Laboratories	3,689
67	Baxter International, Inc.	4,052
1,521	Coloplast AS, Sponsored ADR	12,989
9	Cooper Cos., Inc. (The)	2,195
603	Danaher Corp.	49,138
759	Essilor International S.A., Sponsored ADR	48,124
9	Hologic, Inc.(b)	398
273	Medtronic PLC	22,924

		143,509

	Health Care Providers & Services — 0.9%
9	Aetna, Inc.	1,389
4	AmerisourceBergen Corp.	375
23	Anthem, Inc.	4,283
5	Cardinal Health, Inc.	386
7	Centene Corp.(b)	556
21	Cigna Corp.	3,645
26	DaVita, Inc.(b)	1,684
7	Envision Healthcare Corp.(b)	395
40	Express Scripts Holding Co.(b)	2,506
21	HCA Healthcare, Inc.(b)	1,687
5	Humana, Inc.	1,156
2	Laboratory Corp. of America Holdings(b)	318
13	McKesson Corp.	2,104
11	Quest Diagnostics, Inc.	1,192
14	UnitedHealth Group, Inc.	2,685
8	Universal Health Services, Inc., Class B	887

		25,248

	Home Construction — 0.6%
326	Geberit AG, ADR	15,570

	Hotels, Restaurants & Leisure — 0.4%
9	Carnival Corp.	601
59	McDonald’s Corp.	9,153
22	Starbucks Corp.	1,188
6	Wyndham Worldwide Corp.	626

		11,568

	Household Durables — 1.1%
8	Lennar Corp., Class A	420
1,669	Sekisui House Ltd., Sponsored ADR	29,207

		29,627

	Household Products — 0.6%
8	Church & Dwight Co., Inc.	427
12	Clorox Co. (The)	1,602

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Household Products — continued
55	Colgate-Palmolive Co.	$3,971
119	Procter & Gamble Co. (The)	10,807

		16,807

	Independent Power & Renewable Electricity Producers — 0.3%
96	Ormat Technologies, Inc.	5,693
83	Pattern Energy Group, Inc.	2,083

		7,776

	Industrial Conglomerates — 2.5%
71	3M Co.	14,283
292	General Electric Co.	7,478
198	Roper Technologies, Inc.	46,027

		67,788

	Insurance — 5.8%
26	Aflac, Inc.	2,073
1,525	AIA Group Ltd., Sponsored ADR	48,190
835	Allianz SE, Sponsored ADR	17,827
4	Allstate Corp. (The)	364
68	Hartford Financial Services Group, Inc. (The)	3,740
1,505	Legal & General Group PLC, Sponsored ADR	27,090
115	MetLife, Inc.	6,325
59	Prudential Financial, Inc.	6,681
748	Prudential PLC, Sponsored ADR	36,630
83	Torchmark Corp.	6,554
58	Unum Group	2,908

		158,382

	Internet & Direct Marketing Retail — 1.6%
40	Amazon.com, Inc.(b)	39,511
8	Netflix, Inc.(b)	1,453
1	Priceline Group, Inc. (The)(b)	2,029
7	TripAdvisor, Inc.(b)	273

		43,266

	Internet Software & Services — 6.5%
84	Alphabet, Inc., Class A(b)	79,422
2	Alphabet, Inc., Class C(b)	1,861
8	Cars.com, Inc.(b)	194
20	eBay, Inc.(b)	715
326	Facebook, Inc., Class A(b)	55,176
974	Tencent Holdings Ltd., ADR	38,921

		176,289

	IT Services — 4.8%
7	Accenture PLC, Class A	902
32	Cognizant Technology Solutions Corp., Class A	2,218
17	CSRA, Inc.	554
44	International Business Machines Corp.	6,365
306	MasterCard, Inc., Class A	39,107
23	PayPal Holdings, Inc.(b)	1,347
784	Visa, Inc., Class A	78,055
52	Western Union Co. (The)	1,027

		129,575

	Leisure Products — 0.0%
9	Hasbro, Inc.	953

	Life Sciences Tools & Services — 2.6%
19	Agilent Technologies, Inc.	1,136
42	Illumina, Inc.(b)	7,302
353	Thermo Fisher Scientific, Inc.	61,962

		70,400

	Machinery — 1.0%
55	Caterpillar, Inc.	6,267
55	Deere & Co.	7,056

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
26	Flowserve Corp.	$1,069
16	Parker Hannifin Corp.	2,656
115	Watts Water Technologies, Inc., Series A	7,406
48	Xylem, Inc.	2,723

		27,177

	Media — 0.6%
14	CBS Corp., Class B	922
15	Interpublic Group of Cos., Inc. (The)	324
55	News Corp., Class A	787
4	Omnicom Group, Inc.	315
24	TEGNA, Inc.	356
39	Twenty-First Century Fox, Inc., Class B	1,119
109	Twenty-First Century Fox, Inc., Class A	3,172
85	Walt Disney Co. (The)	9,344

		16,339

	Metals & Mining — 0.0%
16	Newmont Mining Corp.	595

	Multiline Retail — 0.0%
15	Kohl’s Corp.	620
7	Target Corp.	397

		1,017

	Personal Products — 1.2%
10	Estee Lauder Cos., Inc. (The), Class A	990
543	Unilever NV	31,586

		32,576

	Pharmaceuticals — 3.3%
25	Allergan PLC	6,308
67	Bristol-Myers Squibb Co.	3,812
42	Eli Lilly & Co.	3,472
87	Johnson & Johnson	11,547
107	Merck & Co., Inc.	6,835
62	Mylan NV(b)	2,418
1,078	Novo Nordisk AS, Sponsored ADR	45,707
281	Pfizer, Inc.	9,318
18	Zoetis, Inc.	1,125

		90,542

	Professional Services — 0.1%
16	Verisk Analytics, Inc.(b)	1,396

	Real Estate Management & Development — 0.1%
61	CBRE Group, Inc., Class A(b)	2,317

	REITs – Apartments — 0.3%
7	AvalonBay Communities, Inc.	1,346
44	Equity Residential	2,995
8	Essex Property Trust, Inc.	2,094
4	Mid-America Apartment Communities, Inc.	414

		6,849

	REITs – Diversified — 0.6%
94	Crown Castle International Corp.	9,454
8	Digital Realty Trust, Inc.	923
19	Vornado Realty Trust	1,508
93	Weyerhaeuser Co.	3,071

		14,956

	REITs – Health Care — 0.1%
39	HCP, Inc.	1,234
31	Ventas, Inc.	2,088

		3,322

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	REITs – Office Property — 0.1%
14	Boston Properties, Inc.	$1,693
10	JBG SMITH Properties(b)	337

		2,030

	REITs – Regional Malls — 0.1%
7	Macerich Co. (The)	402
12	Simon Property Group, Inc.	1,902

		2,304

	REITs – Specialty & Other — 0.1%
3	Equinix, Inc.	1,352
27	Iron Mountain, Inc.	984

		2,336

	REITs – Storage — 0.1%
14	Public Storage	2,878

	Road & Rail — 0.6%
50	CSX Corp.	2,467
26	Kansas City Southern	2,683
40	Norfolk Southern Corp.	4,503
52	Union Pacific Corp.	5,354

		15,007

	Semiconductors & Semiconductor Equipment — 1.1%
15	Advanced Micro Devices, Inc.(b)	204
104	ASML Holding NV, (Registered)	15,634
31	First Solar, Inc.(b)	1,529
196	Intel Corp.	6,952
41	Micron Technology, Inc.(b)	1,153
9	NVIDIA Corp.	1,463
20	QUALCOMM, Inc.	1,064
12	Texas Instruments, Inc.	976
6	Xilinx, Inc.	380

		29,355

	Software — 3.1%
9	Autodesk, Inc.(b)	997
158	Ellie Mae, Inc.(b)	13,781
841	Microsoft Corp.	61,141
129	Oracle Corp.	6,441
9	Symantec Corp.	279

		82,639

	Specialty Retail — 0.2%
8	Best Buy Co., Inc.	467
21	Home Depot, Inc. (The)	3,142
13	Lowe’s Cos., Inc.	1,006
39	Staples, Inc.	396
7	Tiffany & Co.	668

		5,679

	Technology Hardware, Storage & Peripherals — 0.4%
42	Apple, Inc.	6,247
29	NetApp, Inc.	1,259
8	Seagate Technology PLC	264
22	Western Digital Corp.	1,873
38	Xerox Corp.	1,165

		10,808

	Textiles, Apparel & Luxury Goods — 1.0%
2,621	Cie Financiere Richemont S.A., Sponsored ADR	22,200
38	Hanesbrands, Inc.	871
53	NIKE, Inc., Class B	3,130
6	PVH Corp.	716
7	VF Corp.	435

		27,352

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Trading Companies & Distributors — 0.1%
43	Fastenal Co.	$1,847
12	W.W. Grainger, Inc.	2,001

		3,848

	Water Utilities — 0.8%
281	American Water Works Co., Inc.	22,789

	Total Common Stocks (Identified Cost $1,908,380)	2,095,251

Affiliated Mutual Funds — 18.2%
10,513	Loomis Sayles Inflation Protected Securities Fund, Class N	109,339
9,575	Loomis Sayles Limited Term Government and Agency Fund, Class N	108,969
27,047	Mirova Global Green Bond Fund, Class N(b)	273,180

	Total Affiliated Mutual Funds (Identified Cost $489,969)	491,488

Closed-End Investment Companies — 0.0%
15	Altaba, Inc.(b) (Identified Cost $822)	876

	Total Investments — 95.5% (Identified Cost $2,399,171)(a)	2,587,615
	Other assets less liabilities — 4.5%	122,413

	Net Assets — 100.0%	$2,710,028

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At July 31, 2017, the net unrealized appreciation on investments based on a cost of $2,399,171 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$210,299
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(21,855)

	Net unrealized appreciation	$188,444

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2017 (Unaudited)

Affiliated Mutual Funds	18.2%
Internet Software & Services	6.5
Insurance	5.8
Health Care Equipment & Supplies	5.3
Chemicals	5.3
IT Services	4.8
Banks	4.3
Electrical Equipment	3.8
Pharmaceuticals	3.3
Software	3.1
Life Sciences Tools & Services	2.6
Industrial Conglomerates	2.5
Auto Components	2.3
Capital Markets	2.1
Automobiles	2.0
Other Investments, less than 2% each	23.6

Total Investments	95.5
Other assets less liabilities	4.5

Net Assets	100.0%

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Asset Allocation Summary at July 31, 2017 (Unaudited)

Equity	77.3%
Fixed-Income	18.2

Total Investments	95.5
Other assets less liabilities	4.5

Net Assets	100.0%

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)
Common Stocks — 83.3% of Net Assets
	Aerospace & Defense — 0.1%
52	Arconic, Inc.	$1,289

	Air Freight & Logistics — 0.0%
11	United Parcel Service, Inc., Class B	1,213

	Auto Components — 2.5%
15	BorgWarner, Inc.	701
449	Delphi Automotive PLC	40,599
12	Goodyear Tire & Rubber Co. (The)	378
734	Valeo S.A., Sponsored ADR	25,470

		67,148

	Automobiles — 2.2%
1,268	Byd Co. Ltd., ADR	15,850
228	Ford Motor Co.	2,558
358	Toyota Motor Corp., Sponsored ADR	40,397

		58,805

	Banks — 4.7%
510	Bank of America Corp.	12,301
162	Citigroup, Inc.	11,089
93	Citizens Financial Group, Inc.	3,262
190	Huntington Bancshares, Inc.	2,517
1,382	KBC Group NV, Sponsored ADR	57,077
196	KeyCorp	3,536
550	People’s United Financial, Inc.	9,592
174	Signature Bank(b)	24,113
69	Zions Bancorporation	3,127

		126,614

	Beverages — 0.8%
74	Brown-Forman Corp., Class B	3,655
167	Coca-Cola Co. (The)	7,655
5	Dr Pepper Snapple Group, Inc.	456
19	Molson Coors Brewing Co., Class B	1,691
24	Monster Beverage Corp.(b)	1,266
62	PepsiCo, Inc.	7,230

		21,953

	Biotechnology — 0.8%
18	AbbVie, Inc.	1,258
15	Amgen, Inc.	2,618
247	Gilead Sciences, Inc.	18,794

		22,670

	Building Products — 2.0%
760	A.O. Smith Corp.	40,698
59	Fortune Brands Home & Security, Inc.	3,875
280	Johnson Controls International PLC	10,906

		55,479

	Capital Markets — 2.3%
9	Affiliated Managers Group, Inc.	1,673
12	Ameriprise Financial, Inc.	1,739
140	Bank of New York Mellon Corp. (The)	7,424
14	BlackRock, Inc.	5,971
29	Charles Schwab Corp. (The)	1,244
28	CME Group, Inc.	3,433
114	Franklin Resources, Inc.	5,105
42	Goldman Sachs Group, Inc. (The)	9,464
18	Intercontinental Exchange, Inc.	1,201
36	Invesco Ltd.	1,252
11	Legg Mason, Inc.	440
10	Moody’s Corp.	1,316
21	Nasdaq, Inc.	1,562
64	Northern Trust Corp.	5,601
9	S&P Global, Inc.	1,382

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Capital Markets — continued
53	State Street Corp.	$4,941
106	T. Rowe Price Group, Inc.	8,768

		62,516

	Chemicals — 5.7%
16	Air Products & Chemicals, Inc.	2,274
548	Chr. Hansen Holding AS, Sponsored ADR	22,293
70	Dow Chemical Co. (The)	4,497
60	E.I. du Pont de Nemours & Co.	4,933
339	Ecolab, Inc.	44,636
123	International Flavors & Fragrances, Inc.	16,381
288	Novozymes AS, Sponsored ADR	13,300
65	Praxair, Inc.	8,460
2,188	Symrise AG, Sponsored ADR	38,159

		154,933

	Commercial Services & Supplies — 0.1%
77	Pitney Bowes, Inc.	1,212
12	Stericycle, Inc.(b)	925

		2,137

	Communications Equipment — 0.4%
324	Cisco Systems, Inc.	10,190
15	Motorola Solutions, Inc.	1,360

		11,550

	Construction & Engineering — 0.1%
37	Fluor Corp.	1,607

	Consumer Finance — 0.2%
46	American Express Co.	3,921
38	Navient Corp.	560
51	Synchrony Financial	1,546

		6,027

	Containers & Packaging — 0.3%
15	Avery Dennison Corp.	1,394
92	Ball Corp.	3,855
60	International Paper Co.	3,299

		8,548

	Distributors — 0.0%
11	Genuine Parts Co.	934

	Diversified Consumer Services — 0.0%
18	H&R Block, Inc.	549

	Diversified Telecommunication Services — 1.9%
455	AT&T, Inc.	17,745
1,340	Deutsche Telekom AG, Sponsored ADR	24,455
201	Verizon Communications, Inc.	9,728

		51,928

	Electric Utilities — 2.0%
25	Eversource Energy	1,520
368	NextEra Energy, Inc.	53,761

		55,281

	Electrical Equipment — 4.1%
198	Acuity Brands, Inc.	40,125
528	Eaton Corp. PLC	41,316
938	Vestas Wind Systems AS, Sponsored ADR	30,480

		111,921

	Electronic Equipment, Instruments & Components — 0.1%
19	TE Connectivity Ltd.	1,527

	Food & Staples Retailing — 0.4%
63	CVS Health Corp.	5,035
93	Sysco Corp.	4,894

		9,929

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Food Products — 0.9%
77	Archer-Daniels-Midland Co.	$3,248
15	Campbell Soup Co.	792
64	Conagra Brands, Inc.	2,191
30	General Mills, Inc.	1,670
5	Hershey Co. (The)	527
20	Hormel Foods Corp.	683
15	J.M. Smucker Co. (The)	1,829
41	Kellogg Co.	2,788
38	Kraft Heinz Co. (The)	3,324
136	Mondelez International, Inc., Class A	5,987
15	Tyson Foods, Inc., Class A	950

		23,989

	Health Care Equipment & Supplies — 5.6%
87	Abbott Laboratories	4,279
64	Baxter International, Inc.	3,871
1,634	Coloplast AS, Sponsored ADR	13,954
11	Cooper Cos., Inc. (The)	2,683
642	Danaher Corp.	52,317
815	Essilor International S.A., Sponsored ADR	51,675
11	Hologic, Inc.(b)	486
290	Medtronic PLC	24,351

		153,616

	Health Care Providers & Services — 1.0%
9	Aetna, Inc.	1,389
5	AmerisourceBergen Corp.	469
26	Anthem, Inc.	4,841
5	Cardinal Health, Inc.	386
8	Centene Corp.(b)	635
19	Cigna Corp.	3,298
29	DaVita, Inc.(b)	1,879
43	Express Scripts Holding Co.(b)	2,694
26	HCA Healthcare, Inc.(b)	2,089
5	Humana, Inc.	1,156
2	Laboratory Corp. of America Holdings(b)	318
14	McKesson Corp.	2,266
12	Quest Diagnostics, Inc.	1,300
16	UnitedHealth Group, Inc.	3,069
3	Universal Health Services, Inc., Class B	332

		26,121

	Home Construction — 0.6%
350	Geberit AG, ADR	16,716

	Hotels, Restaurants & Leisure — 0.5%
11	Carnival Corp.	735
67	McDonald’s Corp.	10,394
26	Starbucks Corp.	1,403
13	Wyndham Worldwide Corp.	1,357

		13,889

	Household Durables — 1.2%
9	Lennar Corp., Class A	472
1,793	Sekisui House Ltd., Sponsored ADR	31,377

		31,849

	Household Products — 0.7%
9	Church & Dwight Co., Inc.	480
13	Clorox Co. (The)	1,735
63	Colgate-Palmolive Co.	4,549
135	Procter & Gamble Co. (The)	12,261

		19,025

	Independent Power & Renewable Electricity Producers — 0.3%
108	Ormat Technologies, Inc.	6,405
93	Pattern Energy Group, Inc.	2,334

		8,739

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Industrial Conglomerates — 2.7%
77	3M Co.	$15,490
301	General Electric Co.	7,709
212	Roper Technologies, Inc.	49,281

		72,480

	Insurance — 6.3%
29	Aflac, Inc.	2,313
1,638	AIA Group Ltd., Sponsored ADR	51,761
897	Allianz SE, Sponsored ADR	19,151
74	Hartford Financial Services Group, Inc. (The)	4,070
1,616	Legal & General Group PLC, Sponsored ADR	29,088
130	MetLife, Inc.	7,150
68	Prudential Financial, Inc.	7,700
803	Prudential PLC, Sponsored ADR	39,323
95	Torchmark Corp.	7,502
65	Unum Group	3,258

		171,316

	Internet & Direct Marketing Retail — 1.7%
44	Amazon.com, Inc.(b)	43,462
8	Netflix, Inc.(b)	1,453
1	Priceline Group, Inc. (The)(b)	2,029
8	TripAdvisor, Inc.(b)	312

		47,256

	Internet Software & Services — 7.0%
91	Alphabet, Inc., Class A(b)	86,040
2	Alphabet, Inc., Class C(b)	1,861
9	Cars.com, Inc.(b)	219
23	eBay, Inc.(b)	822
351	Facebook, Inc., Class A(b)	59,407
1,046	Tencent Holdings Ltd., ADR	41,798

		190,147

	IT Services — 5.2%
8	Accenture PLC, Class A	1,031
37	Cognizant Technology Solutions Corp., Class A	2,565
20	CSRA, Inc.	652
50	International Business Machines Corp.	7,233
331	MasterCard, Inc., Class A	42,302
25	PayPal Holdings, Inc.(b)	1,464
845	Visa, Inc., Class A	84,128
59	Western Union Co. (The)	1,165

		140,540

	Leisure Products — 0.0%
11	Hasbro, Inc.	1,165

	Life Sciences Tools & Services — 2.8%
23	Agilent Technologies, Inc.	1,375
45	Illumina, Inc.(b)	7,823
381	Thermo Fisher Scientific, Inc.	66,877

		76,075

	Machinery — 1.1%
63	Caterpillar, Inc.	7,179
61	Deere & Co.	7,825
26	Flowserve Corp.	1,069
18	Parker Hannifin Corp.	2,988
124	Watts Water Technologies, Inc., Series A	7,986
54	Xylem, Inc.	3,063

		30,110

	Media — 0.6%
18	CBS Corp., Class B	1,185
17	Interpublic Group of Cos., Inc. (The)	367
62	News Corp., Class A	887
5	Omnicom Group, Inc.	394

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
27	TEGNA, Inc.	$400
119	Twenty-First Century Fox, Inc., Class A	3,463
39	Twenty-First Century Fox, Inc., Class B	1,119
89	Walt Disney Co. (The)	9,784

		17,599

	Metals & Mining — 0.0%
23	Newmont Mining Corp.	855

	Multiline Retail — 0.0%
17	Kohl’s Corp.	703
8	Target Corp.	453

		1,156

	Personal Products — 1.3%
11	Estee Lauder Cos., Inc. (The), Class A	1,089
584	Unilever NV	33,971

		35,060

	Pharmaceuticals — 3.6%
24	Allergan PLC	6,056
75	Bristol-Myers Squibb Co.	4,268
47	Eli Lilly & Co.	3,885
93	Johnson & Johnson	12,343
120	Merck & Co., Inc.	7,666
70	Mylan NV(b)	2,729
1,158	Novo Nordisk AS, Sponsored ADR	49,099
293	Pfizer, Inc.	9,716
22	Zoetis, Inc.	1,375

		97,137

	Professional Services — 0.1%
19	Verisk Analytics, Inc.(b)	1,658

	Real Estate Management & Development — 0.1%
64	CBRE Group, Inc., Class A(b)	2,431

	REITs – Apartments — 0.3%
6	AvalonBay Communities, Inc.	1,154
48	Equity Residential	3,267
8	Essex Property Trust, Inc.	2,094
4	Mid-America Apartment Communities, Inc.	414

		6,929

	REITs – Diversified — 0.6%
107	Crown Castle International Corp.	10,762
10	Digital Realty Trust, Inc.	1,154
21	Vornado Realty Trust	1,666
101	Weyerhaeuser Co.	3,335

		16,917

	REITs – Health Care — 0.1%
44	HCP, Inc.	1,393
35	Ventas, Inc.	2,357

		3,750

	REITs – Office Property — 0.1%
17	Boston Properties, Inc.	2,055
11	JBG SMITH Properties(b)	373

		2,428

	REITs – Regional Malls — 0.1%
15	Simon Property Group, Inc.	2,378

	REITs – Specialty & Other — 0.1%
3	Equinix, Inc.	1,352
31	Iron Mountain, Inc.	1,130

		2,482

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	REITs – Storage — 0.1%
17	Public Storage	$3,495

	Road & Rail — 0.6%
57	CSX Corp.	2,812
31	Kansas City Southern	3,199
46	Norfolk Southern Corp.	5,179
59	Union Pacific Corp.	6,075

		17,265

	Semiconductors & Semiconductor Equipment — 1.2%
15	Advanced Micro Devices, Inc.(b)	204
112	ASML Holding NV, (Registered)	16,837
31	First Solar, Inc.(b)	1,529
220	Intel Corp.	7,803
46	Micron Technology, Inc.(b)	1,293
11	NVIDIA Corp.	1,788
24	QUALCOMM, Inc.	1,276
15	Texas Instruments, Inc.	1,221
7	Xilinx, Inc.	443

		32,394

	Software — 3.3%
9	Autodesk, Inc.(b)	997
170	Ellie Mae, Inc.(b)	14,827
906	Microsoft Corp.	65,866
145	Oracle Corp.	7,240
11	Symantec Corp.	341

		89,271

	Specialty Retail — 0.2%
9	Best Buy Co., Inc.	525
23	Home Depot, Inc. (The)	3,441
16	Lowe’s Cos., Inc.	1,238
44	Staples, Inc.	447
8	Tiffany & Co.	764

		6,415

	Technology Hardware, Storage & Peripherals — 0.4%
46	Apple, Inc.	6,842
29	NetApp, Inc.	1,259
8	Seagate Technology PLC	264
26	Western Digital Corp.	2,213
38	Xerox Corp.	1,165

		11,743

	Textiles, Apparel & Luxury Goods — 1.1%
2,815	Cie Financiere Richemont S.A., Sponsored ADR	23,843
43	Hanesbrands, Inc.	986
59	NIKE, Inc., Class B	3,484
7	PVH Corp.	835
8	VF Corp.	497

		29,645

	Trading Companies & Distributors — 0.2%
48	Fastenal Co.	2,062
14	W.W. Grainger, Inc.	2,334

		4,396

	Water Utilities — 0.9%
303	American Water Works Co., Inc.	24,573

	Total Common Stocks (Identified Cost $2,066,142)	2,267,568

Affiliated Mutual Funds — 12.1%
10,565	Loomis Sayles Inflation Protected Securities Fund, Class N	109,876
4,813	Loomis Sayles Limited Term Government and Agency Fund, Class N	54,768

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — (continued)
16,307	Mirova Global Green Bond Fund, Class N(b)	$164,699

	Total Affiliated Mutual Funds (Identified Cost $328,787)	329,343

Closed-End Investment Companies — 0.0%
15	Altaba, Inc.(b) (Identified Cost $822)	876

	Total Investments — 95.4% (Identified Cost $2,395,751)(a)	2,597,787
	Other assets less liabilities — 4.6%	125,914

	Net Assets — 100.0%	$2,723,701

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At July 31, 2017, the net unrealized appreciation on investments based on a cost of $2,395,751 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$225,785
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(23,749)

	Net unrealized appreciation	$202,036

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2017 (Unaudited)

Affiliated Mutual Funds	12.1%
Internet Software & Services	7.0
Insurance	6.3
Chemicals	5.7
Health Care Equipment & Supplies	5.6
IT Services	5.2
Banks	4.7
Electrical Equipment	4.1
Pharmaceuticals	3.6
Software	3.3
Life Sciences Tools & Services	2.8
Industrial Conglomerates	2.7
Auto Components	2.5
Capital Markets	2.3
Automobiles	2.2
Building Products	2.0
Electric Utilities	2.0
Other Investments, less than 2% each	21.3

Total Investments	95.4
Other assets less liabilities	4.6

Net Assets	100.0%

Asset Allocation Summary at July 31, 2017 (Unaudited)

Equity	83.3%
Fixed-Income	12.1

Total Investments	95.4
Other assets less liabilities	4.6

Net Assets	100.0%

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)
Common Stocks — 87.0% of Net Assets
	Aerospace & Defense — 0.1%
44	Arconic, Inc.	$1,091

	Air Freight & Logistics — 0.0%
8	United Parcel Service, Inc., Class B	882

	Auto Components — 2.7%
13	BorgWarner, Inc.	608
396	Delphi Automotive PLC	35,806
10	Goodyear Tire & Rubber Co. (The)	315
651	Valeo S.A., Sponsored ADR	22,590

		59,319

	Automobiles — 2.3%
1,049	Byd Co. Ltd., ADR	13,113
193	Ford Motor Co.	2,165
315	Toyota Motor Corp., Sponsored ADR	35,545

		50,823

	Banks — 4.8%
377	Bank of America Corp.	9,093
116	Citigroup, Inc.	7,940
74	Citizens Financial Group, Inc.	2,596
153	Huntington Bancshares, Inc.	2,027
1,217	KBC Group NV, Sponsored ADR	50,262
158	KeyCorp	2,850
431	People’s United Financial, Inc.	7,517
151	Signature Bank(b)	20,926
55	Zions Bancorporation	2,493

		105,704

	Beverages — 0.8%
51	Brown-Forman Corp., Class B	2,519
126	Coca-Cola Co. (The)	5,776
4	Dr Pepper Snapple Group, Inc.	365
16	Molson Coors Brewing Co., Class B	1,424
23	Monster Beverage Corp.(b)	1,213
44	PepsiCo, Inc.	5,131

		16,428

	Biotechnology — 0.8%
13	AbbVie, Inc.	909
11	Amgen, Inc.	1,920
206	Gilead Sciences, Inc.	15,674

		18,503

	Building Products — 2.2%
668	A.O. Smith Corp.	35,771
47	Fortune Brands Home & Security, Inc.	3,087
211	Johnson Controls International PLC	8,218

		47,076

	Capital Markets — 2.2%
7	Affiliated Managers Group, Inc.	1,301
10	Ameriprise Financial, Inc.	1,449
107	Bank of New York Mellon Corp. (The)	5,674
11	BlackRock, Inc.	4,692
25	Charles Schwab Corp. (The)	1,072
22	CME Group, Inc.	2,698
85	Franklin Resources, Inc.	3,806
30	Goldman Sachs Group, Inc. (The)	6,760
17	Intercontinental Exchange, Inc.	1,134
33	Invesco Ltd.	1,147
11	Legg Mason, Inc.	440
7	Moody’s Corp.	921
18	Nasdaq, Inc.	1,339
54	Northern Trust Corp.	4,726
6	S&P Global, Inc.	922

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Capital Markets — continued
45	State Street Corp.	$4,195
80	T. Rowe Price Group, Inc.	6,618

		48,894

	Chemicals — 5.9%
11	Air Products & Chemicals, Inc.	1,564
454	Chr. Hansen Holding AS, Sponsored ADR	18,469
50	Dow Chemical Co. (The)	3,212
43	E.I. du Pont de Nemours & Co.	3,535
295	Ecolab, Inc.	38,843
101	International Flavors & Fragrances, Inc.	13,451
239	Novozymes AS, Sponsored ADR	11,037
46	Praxair, Inc.	5,987
1,907	Symrise AG, Sponsored ADR	33,258

		129,356

	Commercial Services & Supplies — 0.1%
31	Pitney Bowes, Inc.	488
10	Stericycle, Inc.(b)	771

		1,259

	Communications Equipment — 0.4%
253	Cisco Systems, Inc.	7,957
13	Motorola Solutions, Inc.	1,179

		9,136

	Construction & Engineering — 0.1%
31	Fluor Corp.	1,346

	Consumer Finance — 0.2%
39	American Express Co.	3,324
33	Navient Corp.	487
38	Synchrony Financial	1,152

		4,963

	Containers & Packaging — 0.3%
12	Avery Dennison Corp.	1,115
78	Ball Corp.	3,269
43	International Paper Co.	2,364

		6,748

	Distributors — 0.0%
9	Genuine Parts Co.	764

	Diversified Consumer Services — 0.0%
15	H&R Block, Inc.	458

	Diversified Telecommunication Services — 1.9%
346	AT&T, Inc.	13,494
1,109	Deutsche Telekom AG, Sponsored ADR	20,239
148	Verizon Communications, Inc.	7,163

		40,896

	Electric Utilities — 2.2%
20	Eversource Energy	1,216
320	NextEra Energy, Inc.	46,749

		47,965

	Electrical Equipment — 4.4%
172	Acuity Brands, Inc.	34,856
454	Eaton Corp. PLC	35,525
776	Vestas Wind Systems AS, Sponsored ADR	25,216

		95,597

	Electronic Equipment, Instruments & Components — 0.1%
14	TE Connectivity Ltd.	1,125

	Food & Staples Retailing — 0.4%
50	CVS Health Corp.	3,997
76	Sysco Corp.	3,999

		7,996

See accompanying notes to financial statements.

55  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Food Products — 0.8%
54	Archer-Daniels-Midland Co.	$2,278
13	Campbell Soup Co.	687
54	Conagra Brands, Inc.	1,849
25	General Mills, Inc.	1,391
3	Hershey Co. (The)	316
5	Hormel Foods Corp.	171
12	J.M. Smucker Co. (The)	1,463
33	Kellogg Co.	2,244
27	Kraft Heinz Co. (The)	2,361
104	Mondelez International, Inc., Class A	4,578
5	Tyson Foods, Inc., Class A	317

		17,655

	Health Care Equipment & Supplies — 6.0%
66	Abbott Laboratories	3,246
48	Baxter International, Inc.	2,903
1,352	Coloplast AS, Sponsored ADR	11,546
9	Cooper Cos., Inc. (The)	2,195
560	Danaher Corp.	45,634
707	Essilor International S.A., Sponsored ADR	44,827
238	Medtronic PLC	19,985

		130,336

	Health Care Providers & Services — 1.0%
6	Aetna, Inc.	926
4	AmerisourceBergen Corp.	375
20	Anthem, Inc.	3,724
4	Cardinal Health, Inc.	309
1	Centene Corp.(b)	79
15	Cigna Corp.	2,603
25	DaVita, Inc.(b)	1,620
2	Envision Healthcare Corp.(b)	113
37	Express Scripts Holding Co.(b)	2,318
22	HCA Healthcare, Inc.(b)	1,767
4	Humana, Inc.	925
2	Laboratory Corp. of America Holdings(b)	318
12	McKesson Corp.	1,942
10	Quest Diagnostics, Inc.	1,083
13	UnitedHealth Group, Inc.	2,494
2	Universal Health Services, Inc., Class B	222

		20,818

	Home Construction — 0.6%
290	Geberit AG, ADR	13,850

	Hotels, Restaurants & Leisure — 0.5%
9	Carnival Corp.	601
49	McDonald’s Corp.	7,602
23	Starbucks Corp.	1,241
10	Wyndham Worldwide Corp.	1,044

		10,488

	Household Durables — 1.3%
8	Lennar Corp., Class A	420
1,587	Sekisui House Ltd., Sponsored ADR	27,772

		28,192

	Household Products — 0.7%
7	Church & Dwight Co., Inc.	374
11	Clorox Co. (The)	1,468
47	Colgate-Palmolive Co.	3,393
100	Procter & Gamble Co. (The)	9,082

		14,317

	Independent Power & Renewable Electricity Producers — 0.3%
86	Ormat Technologies, Inc.	5,100
74	Pattern Energy Group, Inc.	1,857

		6,957

See accompanying notes to financial statements.

|  56

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Industrial Conglomerates — 2.8%
60	3M Co.	$12,070
227	General Electric Co.	5,813
186	Roper Technologies, Inc.	43,238

		61,121

	Insurance — 6.6%
23	Aflac, Inc.	1,834
1,442	AIA Group Ltd., Sponsored ADR	45,567
743	Allianz SE, Sponsored ADR	15,863
2	Allstate Corp. (The)	182
63	Hartford Financial Services Group, Inc. (The)	3,465
1,338	Legal & General Group PLC, Sponsored ADR	24,084
95	MetLife, Inc.	5,225
48	Prudential Financial, Inc.	5,435
709	Prudential PLC, Sponsored ADR	34,720
71	Torchmark Corp.	5,607
55	Unum Group	2,757

		144,739

	Internet & Direct Marketing Retail — 1.8%
37	Amazon.com, Inc.(b)	36,548
7	Netflix, Inc.(b)	1,272
1	Priceline Group, Inc. (The)(b)	2,028
7	TripAdvisor, Inc.(b)	273

		40,121

	Internet Software & Services — 7.6%
79	Alphabet, Inc., Class A(b)	74,694
2	Alphabet, Inc., Class C(b)	1,861
7	Cars.com, Inc.(b)	170
20	eBay, Inc.(b)	715
303	Facebook, Inc., Class A(b)	51,283
921	Tencent Holdings Ltd., ADR	36,803

		165,526

	IT Services — 5.5%
6	Accenture PLC, Class A	773
29	Cognizant Technology Solutions Corp., Class A	2,010
17	CSRA, Inc.	554
37	International Business Machines Corp.	5,353
286	MasterCard, Inc., Class A	36,551
20	PayPal Holdings, Inc.(b)	1,171
730	Visa, Inc., Class A	72,679
50	Western Union Co. (The)	988

		120,079

	Leisure Products — 0.0%
8	Hasbro, Inc.	847

	Life Sciences Tools & Services — 3.0%
20	Agilent Technologies, Inc.	1,196
37	Illumina, Inc.(b)	6,432
333	Thermo Fisher Scientific, Inc.	58,452

		66,080

	Machinery — 1.1%
48	Caterpillar, Inc.	5,469
46	Deere & Co.	5,901
23	Flowserve Corp.	946
15	Parker Hannifin Corp.	2,490
102	Watts Water Technologies, Inc., Series A	6,569
43	Xylem, Inc.	2,439

		23,814

	Media — 0.6%
11	CBS Corp., Class B	724
14	Interpublic Group of Cos., Inc. (The)	303

See accompanying notes to financial statements.

57  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
52	News Corp., Class A	$744
4	Omnicom Group, Inc.	315
23	TEGNA, Inc.	341
79	Twenty-First Century Fox, Inc., Class A	2,299
33	Twenty-First Century Fox, Inc., Class B	947
69	Walt Disney Co. (The)	7,585

		13,258

	Metals & Mining — 0.0%
13	Newmont Mining Corp.	483

	Multiline Retail — 0.0%
14	Kohl’s Corp.	579
7	Target Corp.	397

		976

	Personal Products — 1.4%
10	Estee Lauder Cos., Inc. (The), Class A	990
517	Unilever NV	30,074

		31,064

	Pharmaceuticals — 3.7%
19	Allergan PLC	4,794
62	Bristol-Myers Squibb Co.	3,528
36	Eli Lilly & Co.	2,976
70	Johnson & Johnson	9,290
90	Merck & Co., Inc.	5,749
59	Mylan NV(b)	2,300
1,015	Novo Nordisk AS, Sponsored ADR	43,036
228	Pfizer, Inc.	7,561
19	Zoetis, Inc.	1,188

		80,422

	Professional Services — 0.1%
14	Verisk Analytics, Inc.(b)	1,222

	Real Estate Management & Development — 0.1%
55	CBRE Group, Inc., Class A(b)	2,089

	REITs – Apartments — 0.3%
6	AvalonBay Communities, Inc.	1,154
38	Equity Residential	2,586
7	Essex Property Trust, Inc.	1,832
4	Mid-America Apartment Communities, Inc.	414

		5,986

	REITs – Diversified — 0.6%
77	Crown Castle International Corp.	7,745
7	Digital Realty Trust, Inc.	807
18	Vornado Realty Trust	1,428
86	Weyerhaeuser Co.	2,840

		12,820

	REITs – Health Care — 0.1%
37	HCP, Inc.	1,171
30	Ventas, Inc.	2,021

		3,192

	REITs – Office Property — 0.1%
15	Boston Properties, Inc.	1,814
9	JBG SMITH Properties(b)	319

		2,133

	REITs – Regional Malls — 0.1%
2	Macerich Co. (The)	115
11	Simon Property Group, Inc.	1,743

		1,858

See accompanying notes to financial statements.

|  58

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	REITs – Specialty & Other — 0.1%
3	Equinix, Inc.	$1,352
26	Iron Mountain, Inc.	947

		2,299

	REITs – Storage — 0.1%
12	Public Storage	2,467

	Road & Rail — 0.6%
40	CSX Corp.	1,974
24	Kansas City Southern	2,477
37	Norfolk Southern Corp.	4,165
48	Union Pacific Corp.	4,942

		13,558

	Semiconductors & Semiconductor Equipment — 1.2%
13	Advanced Micro Devices, Inc.(b)	177
93	ASML Holding NV, (Registered)	13,981
27	First Solar, Inc.(b)	1,331
183	Intel Corp.	6,491
39	Micron Technology, Inc.(b)	1,097
8	NVIDIA Corp.	1,300
21	QUALCOMM, Inc.	1,117
13	Texas Instruments, Inc.	1,058

		26,552

	Software — 3.5%
8	Autodesk, Inc.(b)	886
147	Ellie Mae, Inc.(b)	12,821
782	Microsoft Corp.	56,851
108	Oracle Corp.	5,393
9	Symantec Corp.	279

		76,230

	Specialty Retail — 0.2%
8	Best Buy Co., Inc.	467
19	Home Depot, Inc. (The)	2,842
14	Lowe’s Cos., Inc.	1,084
38	Staples, Inc.	386
7	Tiffany & Co.	668

		5,447

	Technology Hardware, Storage & Peripherals — 0.5%
38	Apple, Inc.	5,652
25	NetApp, Inc.	1,085
7	Seagate Technology PLC	231
23	Western Digital Corp.	1,958
32	Xerox Corp.	981

		9,907

	Textiles, Apparel & Luxury Goods — 1.1%
2,330	Cie Financiere Richemont S.A., Sponsored ADR	19,735
15	Hanesbrands, Inc.	344
49	NIKE, Inc., Class B	2,893
6	PVH Corp.	716
7	VF Corp.	435

		24,123

	Trading Companies & Distributors — 0.2%
39	Fastenal Co.	1,676
11	W.W. Grainger, Inc.	1,834

		3,510

	Water Utilities — 0.9%
249	American Water Works Co., Inc.	20,194

	Total Common Stocks (Identified Cost $1,734,409)	1,901,059

See accompanying notes to financial statements.

59  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — 8.1%
4,266	Loomis Sayles Inflation Protected Securities Fund, Class N	$44,366
3,885	Loomis Sayles Limited Term Government and Agency Fund, Class N	44,215
8,778	Mirova Global Green Bond Fund, Class N(b)	88,661

	Total Affiliated Mutual Funds (Identified Cost $176,836)	177,242

Closed-End Investment Companies — 0.0%
13	Altaba, Inc.(b) (Identified Cost $713)	759

	Total Investments — 95.1% (Identified Cost $1,911,958)(a)	2,079,060
	Other assets less liabilities — 4.9%	106,609

	Net Assets — 100.0%	$2,185,669

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At July 31, 2017, the net unrealized appreciation on investments based on a cost of $1,911,958 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$185,622
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(18,520)

	Net unrealized appreciation	$167,102

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2017 (Unaudited)

Affiliated Mutual Funds	8.1%
Internet Software & Services	7.6
Insurance	6.6
Health Care Equipment & Supplies	6.0
Chemicals	5.9
IT Services	5.5
Banks	4.8
Electrical Equipment	4.4
Pharmaceuticals	3.7
Software	3.5
Life Sciences Tools & Services	3.0
Industrial Conglomerates	2.8
Auto Components	2.7
Automobiles	2.3
Capital Markets	2.2
Electric Utilities	2.2
Building Products	2.2
Other Investments, less than 2% each	21.6

Total Investments	95.1
Other assets less liabilities	4.9

Net Assets	100.0%

Asset Allocation Summary at July 31, 2017 (Unaudited)

Equity	87.0%
Fixed-Income	8.1

Total Investments	95.1
Other assets less liabilities	4.9

Net Assets	100.0%

See accompanying notes to financial statements.

|  60

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)
Common Stocks — 88.8% of Net Assets
	Aerospace & Defense — 0.0%
44	Arconic, Inc.	$1,091

	Air Freight & Logistics — 0.0%
8	United Parcel Service, Inc., Class B	882

	Auto Components — 2.8%
13	BorgWarner, Inc.	608
409	Delphi Automotive PLC	36,982
10	Goodyear Tire & Rubber Co. (The)	315
672	Valeo S.A., Sponsored ADR	23,318

		61,223

	Automobiles — 2.4%
1,084	Byd Co. Ltd., ADR	13,550
193	Ford Motor Co.	2,165
325	Toyota Motor Corp., Sponsored ADR	36,673

		52,388

	Banks — 4.9%
378	Bank of America Corp.	9,117
116	Citigroup, Inc.	7,940
74	Citizens Financial Group, Inc.	2,596
153	Huntington Bancshares, Inc.	2,027
1,256	KBC Group NV, Sponsored ADR	51,873
158	KeyCorp	2,850
431	People’s United Financial, Inc.	7,517
156	Signature Bank(b)	21,619
55	Zions Bancorporation	2,493

		108,032

	Beverages — 0.8%
51	Brown-Forman Corp., Class B	2,519
126	Coca-Cola Co. (The)	5,776
4	Dr Pepper Snapple Group, Inc.	365
16	Molson Coors Brewing Co., Class B	1,424
23	Monster Beverage Corp.(b)	1,213
44	PepsiCo, Inc.	5,131

		16,428

	Biotechnology — 0.9%
13	AbbVie, Inc.	909
11	Amgen, Inc.	1,920
212	Gilead Sciences, Inc.	16,131

		18,960

	Building Products — 2.2%
689	A.O. Smith Corp.	36,896
47	Fortune Brands Home & Security, Inc.	3,087
211	Johnson Controls International PLC	8,218

		48,201

	Capital Markets — 2.2%
7	Affiliated Managers Group, Inc.	1,301
10	Ameriprise Financial, Inc.	1,449
107	Bank of New York Mellon Corp. (The)	5,674
11	BlackRock, Inc.	4,692
25	Charles Schwab Corp. (The)	1,072
22	CME Group, Inc.	2,698
85	Franklin Resources, Inc.	3,806
30	Goldman Sachs Group, Inc. (The)	6,760
17	Intercontinental Exchange, Inc.	1,134
34	Invesco Ltd.	1,182
11	Legg Mason, Inc.	440
7	Moody’s Corp.	921
18	Nasdaq, Inc.	1,339
54	Northern Trust Corp.	4,725
6	S&P Global, Inc.	922

See accompanying notes to financial statements.

61  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Capital Markets — continued
45	State Street Corp.	$4,195
80	T. Rowe Price Group, Inc.	6,618

		48,928

	Chemicals — 6.1%
14	Air Products & Chemicals, Inc.	1,990
469	Chr. Hansen Holding AS, Sponsored ADR	19,079
50	Dow Chemical Co. (The)	3,212
43	E.I. du Pont de Nemours & Co.	3,535
299	Ecolab, Inc.	39,369
104	International Flavors & Fragrances, Inc.	13,851
247	Novozymes AS, Sponsored ADR	11,407
46	Praxair, Inc.	5,987
1,968	Symrise AG, Sponsored ADR	34,322

		132,752

	Commercial Services & Supplies — 0.1%
31	Pitney Bowes, Inc.	488
10	Stericycle, Inc.(b)	771

		1,259

	Communications Equipment — 0.4%
253	Cisco Systems, Inc.	7,957
13	Motorola Solutions, Inc.	1,179

		9,136

	Construction & Engineering — 0.1%
31	Fluor Corp.	1,346

	Consumer Finance — 0.2%
39	American Express Co.	3,324
33	Navient Corp.	487
38	Synchrony Financial	1,152

		4,963

	Containers & Packaging — 0.3%
12	Avery Dennison Corp.	1,115
78	Ball Corp.	3,268
43	International Paper Co.	2,364

		6,747

	Distributors — 0.0%
9	Genuine Parts Co.	764

	Diversified Consumer Services — 0.0%
15	H&R Block, Inc.	458

	Diversified Telecommunication Services — 1.9%
347	AT&T, Inc.	13,533
1,146	Deutsche Telekom AG, Sponsored ADR	20,915
148	Verizon Communications, Inc.	7,163

		41,611

	Electric Utilities — 2.3%
20	Eversource Energy	1,216
330	NextEra Energy, Inc.	48,209

		49,425

	Electrical Equipment — 4.5%
177	Acuity Brands, Inc.	35,869
468	Eaton Corp. PLC	36,621
802	Vestas Wind Systems AS, Sponsored ADR	26,061

		98,551

	Electronic Equipment, Instruments & Components — 0.1%
14	TE Connectivity Ltd.	1,125

	Food & Staples Retailing — 0.4%
50	CVS Health Corp.	3,997
76	Sysco Corp.	3,999

		7,996

See accompanying notes to financial statements.

|  62

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Food Products — 0.8%
55	Archer-Daniels-Midland Co.	$2,320
13	Campbell Soup Co.	687
54	Conagra Brands, Inc.	1,849
25	General Mills, Inc.	1,391
3	Hershey Co. (The)	316
5	Hormel Foods Corp.	171
12	J.M. Smucker Co. (The)	1,463
33	Kellogg Co.	2,244
27	Kraft Heinz Co. (The)	2,361
105	Mondelez International, Inc., Class A	4,622
5	Tyson Foods, Inc., Class A	317

		17,741

	Health Care Equipment & Supplies — 6.1%
66	Abbott Laboratories	3,246
48	Baxter International, Inc.	2,903
1,397	Coloplast AS, Sponsored ADR	11,930
9	Cooper Cos., Inc. (The)	2,195
577	Danaher Corp.	47,020
730	Essilor International S.A., Sponsored ADR	46,285
244	Medtronic PLC	20,489

		134,068

	Health Care Providers & Services — 1.0%
6	Aetna, Inc.	926
4	AmerisourceBergen Corp.	375
20	Anthem, Inc.	3,724
4	Cardinal Health, Inc.	309
1	Centene Corp.(b)	79
15	Cigna Corp.	2,603
25	DaVita, Inc.(b)	1,620
2	Envision Healthcare Corp.(b)	113
37	Express Scripts Holding Co.(b)	2,318
22	HCA Healthcare, Inc.(b)	1,767
4	Humana, Inc.	925
2	Laboratory Corp. of America Holdings(b)	318
12	McKesson Corp.	1,942
10	Quest Diagnostics, Inc.	1,083
13	UnitedHealth Group, Inc.	2,494
2	Universal Health Services, Inc., Class B	222

		20,818

	Home Construction — 0.7%
300	Geberit AG, ADR	14,328

	Hotels, Restaurants & Leisure — 0.5%
9	Carnival Corp.	601
49	McDonald’s Corp.	7,602
23	Starbucks Corp.	1,241
10	Wyndham Worldwide Corp.	1,044

		10,488

	Household Durables — 1.3%
8	Lennar Corp., Class A	420
1,629	Sekisui House Ltd., Sponsored ADR	28,507

		28,927

	Household Products — 0.7%
7	Church & Dwight Co., Inc.	373
11	Clorox Co. (The)	1,468
48	Colgate-Palmolive Co.	3,466
100	Procter & Gamble Co. (The)	9,082

		14,389

	Independent Power & Renewable Electricity Producers — 0.3%
87	Ormat Technologies, Inc.	5,159
74	Pattern Energy Group, Inc.	1,857

		7,016

See accompanying notes to financial statements.

63  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Industrial Conglomerates — 2.8%
59	3M Co.	$11,869
227	General Electric Co.	5,814
190	Roper Technologies, Inc.	44,167

		61,850

	Insurance — 6.8%
23	Aflac, Inc.	1,834
1,488	AIA Group Ltd., Sponsored ADR	47,021
767	Allianz SE, Sponsored ADR	16,376
2	Allstate Corp. (The)	182
63	Hartford Financial Services Group, Inc. (The)	3,465
1,468	Legal & General Group PLC, Sponsored ADR	26,424
95	MetLife, Inc.	5,225
49	Prudential Financial, Inc.	5,548
722	Prudential PLC, Sponsored ADR	35,356
71	Torchmark Corp.	5,607
55	Unum Group	2,757

		149,795

	Internet & Direct Marketing Retail — 1.9%
38	Amazon.com, Inc.(b)	37,536
7	Netflix, Inc.(b)	1,272
1	Priceline Group, Inc. (The)(b)	2,028
7	TripAdvisor, Inc.(b)	273

		41,109

	Internet Software & Services — 7.8%
81	Alphabet, Inc., Class A(b)	76,585
2	Alphabet, Inc., Class C(b)	1,861
7	Cars.com, Inc.(b)	170
20	eBay, Inc.(b)	715
312	Facebook, Inc., Class A(b)	52,806
950	Tencent Holdings Ltd., ADR	37,962

		170,099

	IT Services — 5.6%
6	Accenture PLC, Class A	773
28	Cognizant Technology Solutions Corp., Class A	1,941
17	CSRA, Inc.	554
37	International Business Machines Corp.	5,353
294	MasterCard, Inc., Class A	37,573
20	PayPal Holdings, Inc.(b)	1,171
753	Visa, Inc., Class A	74,969
50	Western Union Co. (The)	987

		123,321

	Leisure Products — 0.0%
8	Hasbro, Inc.	847

	Life Sciences Tools & Services — 3.1%
20	Agilent Technologies, Inc.	1,196
38	Illumina, Inc.(b)	6,606
343	Thermo Fisher Scientific, Inc.	60,207

		68,009

	Machinery — 1.1%
48	Caterpillar, Inc.	5,470
46	Deere & Co.	5,901
23	Flowserve Corp.	946
15	Parker Hannifin Corp.	2,490
106	Watts Water Technologies, Inc., Series A	6,826
43	Xylem, Inc.	2,439

		24,072

	Media — 0.6%
12	CBS Corp., Class B	790
14	Interpublic Group of Cos., Inc. (The)	303
52	News Corp., Class A	744

See accompanying notes to financial statements.

|  64

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
4	Omnicom Group, Inc.	$315
23	TEGNA, Inc.	341
80	Twenty-First Century Fox, Inc., Class A	2,328
33	Twenty-First Century Fox, Inc., Class B	947
70	Walt Disney Co. (The)	7,695

		13,463

	Metals & Mining — 0.0%
13	Newmont Mining Corp.	483

	Multiline Retail — 0.0%
14	Kohl’s Corp.	579
7	Target Corp.	397

		976

	Personal Products — 1.4%
11	Estee Lauder Cos., Inc. (The), Class A	1,089
526	Unilever NV	30,597

		31,686

	Pharmaceuticals — 3.7%
19	Allergan PLC	4,794
62	Bristol-Myers Squibb Co.	3,528
36	Eli Lilly & Co.	2,976
70	Johnson & Johnson	9,290
91	Merck & Co., Inc.	5,813
59	Mylan NV(b)	2,300
1,047	Novo Nordisk AS, Sponsored ADR	44,393
228	Pfizer, Inc.	7,561
19	Zoetis, Inc.	1,188

		81,843

	Professional Services — 0.1%
14	Verisk Analytics, Inc.(b)	1,222

	Real Estate Management & Development — 0.1%
55	CBRE Group, Inc., Class A(b)	2,089

	REITs – Apartments — 0.3%
6	AvalonBay Communities, Inc.	1,154
38	Equity Residential	2,586
7	Essex Property Trust, Inc.	1,832
4	Mid-America Apartment Communities, Inc.	414

		5,986

	REITs – Diversified — 0.6%
77	Crown Castle International Corp.	7,745
7	Digital Realty Trust, Inc.	807
18	Vornado Realty Trust	1,428
86	Weyerhaeuser Co.	2,840

		12,820

	REITs – Health Care — 0.1%
37	HCP, Inc.	1,171
30	Ventas, Inc.	2,021

		3,192

	REITs – Office Property — 0.1%
15	Boston Properties, Inc.	1,814
9	JBG SMITH Properties(b)	319

		2,133

	REITs – Regional Malls — 0.1%
3	Macerich Co. (The)	172
11	Simon Property Group, Inc.	1,744

		1,916

	REITs – Specialty & Other — 0.1%
3	Equinix, Inc.	1,352
26	Iron Mountain, Inc.	947

		2,299

See accompanying notes to financial statements.

65  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	REITs – Storage — 0.1%
12	Public Storage	$2,467

	Road & Rail — 0.6%
40	CSX Corp.	1,974
24	Kansas City Southern	2,477
37	Norfolk Southern Corp.	4,165
48	Union Pacific Corp.	4,942

		13,558

	Semiconductors & Semiconductor Equipment — 1.2%
13	Advanced Micro Devices, Inc.(b)	177
96	ASML Holding NV, (Registered)	14,432
27	First Solar, Inc.(b)	1,331
183	Intel Corp.	6,491
39	Micron Technology, Inc.(b)	1,097
8	NVIDIA Corp.	1,300
21	QUALCOMM, Inc.	1,117
13	Texas Instruments, Inc.	1,058

		27,003

	Software — 3.6%
8	Autodesk, Inc.(b)	886
152	Ellie Mae, Inc.(b)	13,258
805	Microsoft Corp.	58,524
108	Oracle Corp.	5,392
9	Symantec Corp.	279

		78,339

	Specialty Retail — 0.2%
8	Best Buy Co., Inc.	467
19	Home Depot, Inc. (The)	2,842
14	Lowe’s Cos., Inc.	1,084
38	Staples, Inc.	386
7	Tiffany & Co.	668

		5,447

	Technology Hardware, Storage & Peripherals — 0.5%
38	Apple, Inc.	5,652
25	NetApp, Inc.	1,085
7	Seagate Technology PLC	231
23	Western Digital Corp.	1,958
32	Xerox Corp.	981

		9,907

	Textiles, Apparel & Luxury Goods — 1.1%
2,408	Cie Financiere Richemont S.A., Sponsored ADR	20,396
15	Hanesbrands, Inc.	344
49	NIKE, Inc., Class B	2,893
6	PVH Corp.	716
7	VF Corp.	435

		24,784

	Trading Companies & Distributors — 0.2%
39	Fastenal Co.	1,676
11	W.W. Grainger, Inc.	1,834

		3,510

	Water Utilities — 1.0%
258	American Water Works Co., Inc.	20,924

	Total Common Stocks (Identified Cost $1,773,249)	1,945,190

Affiliated Mutual Funds — 6.1%
4,279	Loomis Sayles Inflation Protected Securities Fund, Class N	44,501
1,949	Loomis Sayles Limited Term Government and Agency Fund, Class N	22,182
6,604	Mirova Global Green Bond Fund, Class N(b)	66,705

	Total Affiliated Mutual Funds (Identified Cost $133,166)	133,388

See accompanying notes to financial statements.

|  66

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
Closed-End Investment Companies — 0.0%
13	Altaba, Inc.(b) (Identified Cost $713)	$759

	Total Investments — 94.9% (Identified Cost $1,907,128)(a)	2,079,337
	Other assets less liabilities — 5.1%	111,624

	Net Assets — 100.0%	$2,190,961

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At July 31, 2017, the net unrealized appreciation on investments based on a cost of $1,907,128 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$190,832
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(18,623)

	Net unrealized appreciation	$172,209

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2017 (Unaudited)

Internet Software & Services	7.8%
Insurance	6.8
Health Care Equipment & Supplies	6.1
Affiliated Mutual Funds	6.1
Chemicals	6.1
IT Services	5.6
Banks	4.9
Electrical Equipment	4.5
Pharmaceuticals	3.7
Software	3.6
Life Sciences Tools & Services	3.1
Industrial Conglomerates	2.8
Auto Components	2.8
Automobiles	2.4
Electric Utilities	2.3
Capital Markets	2.2
Building Products	2.2
Other Investments, less than 2% each	21.9

Total Investments	94.9
Other assets less liabilities	5.1

Net Assets	100.0%

Asset Allocation Summary at July 31, 2017 (Unaudited)

Equity	88.8%
Fixed-Income	6.1

Total Investments	94.9
Other assets less liabilities	5.1

Net Assets	100.0%

See accompanying notes to financial statements.

67  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)
Common Stocks – 88.7% of Net Assets
	Aerospace & Defense — 0.0%
44	Arconic, Inc.	$1,091

	Air Freight & Logistics — 0.0%
8	United Parcel Service, Inc., Class B	882

	Auto Components — 2.7%
13	BorgWarner, Inc.	608
410	Delphi Automotive PLC	37,072
10	Goodyear Tire & Rubber Co. (The)	315
627	Valeo S.A., Sponsored ADR	21,757

		59,752

	Automobiles — 2.4%
1,084	Byd Co. Ltd., ADR	13,550
193	Ford Motor Co.	2,165
326	Toyota Motor Corp., Sponsored ADR	36,786

		52,501

	Banks — 4.9%
373	Bank of America Corp.	8,997
115	Citigroup, Inc.	7,872
74	Citizens Financial Group, Inc.	2,596
152	Huntington Bancshares, Inc.	2,014
1,261	KBC Group NV, Sponsored ADR	52,079
157	KeyCorp	2,832
427	People’s United Financial, Inc.	7,447
156	Signature Bank(b)	21,618
55	Zions Bancorporation	2,493

		107,948

	Beverages — 0.7%
50	Brown-Forman Corp., Class B	2,470
124	Coca-Cola Co. (The)	5,684
16	Molson Coors Brewing Co., Class B	1,424
19	Monster Beverage Corp.(b)	1,002
44	PepsiCo, Inc.	5,131

		15,711

	Biotechnology — 0.9%
13	AbbVie, Inc.	909
11	Amgen, Inc.	1,920
212	Gilead Sciences, Inc.	16,131

		18,960

	Building Products — 2.2%
692	A.O. Smith Corp.	37,057
47	Fortune Brands Home & Security, Inc.	3,086
208	Johnson Controls International PLC	8,102

		48,245

	Capital Markets — 2.2%
7	Affiliated Managers Group, Inc.	1,301
10	Ameriprise Financial, Inc.	1,449
106	Bank of New York Mellon Corp. (The)	5,621
10	BlackRock, Inc.	4,265
25	Charles Schwab Corp. (The)	1,072
22	CME Group, Inc.	2,698
84	Franklin Resources, Inc.	3,762
30	Goldman Sachs Group, Inc. (The)	6,760
17	Intercontinental Exchange, Inc.	1,134
39	Invesco Ltd.	1,356
11	Legg Mason, Inc.	440
7	Moody’s Corp.	921
18	Nasdaq, Inc.	1,339
50	Northern Trust Corp.	4,375
6	S&P Global, Inc.	922

See accompanying notes to financial statements.

|  68

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Capital Markets — continued
45	State Street Corp.	$4,195
79	T. Rowe Price Group, Inc.	6,535

		48,145

	Chemicals — 6.1%
14	Air Products & Chemicals, Inc.	1,990
469	Chr. Hansen Holding AS, Sponsored ADR	19,079
49	Dow Chemical Co. (The)	3,148
43	E.I. du Pont de Nemours & Co.	3,535
303	Ecolab, Inc.	39,896
104	International Flavors & Fragrances, Inc.	13,851
247	Novozymes AS, Sponsored ADR	11,406
46	Praxair, Inc.	5,987
1,977	Symrise AG, Sponsored ADR	34,479

		133,371

	Commercial Services & Supplies — 0.1%
31	Pitney Bowes, Inc.	488
10	Stericycle, Inc.(b)	771

		1,259

	Communications Equipment — 0.4%
251	Cisco Systems, Inc.	7,894
13	Motorola Solutions, Inc.	1,179

		9,073

	Construction & Engineering — 0.1%
31	Fluor Corp.	1,346

	Consumer Finance — 0.2%
39	American Express Co.	3,324
33	Navient Corp.	487
38	Synchrony Financial	1,152

		4,963

	Containers & Packaging — 0.3%
12	Avery Dennison Corp.	1,115
78	Ball Corp.	3,269
42	International Paper Co.	2,309

		6,693

	Distributors — 0.0%
9	Genuine Parts Co.	764

	Diversified Consumer Services — 0.0%
15	H&R Block, Inc.	457

	Diversified Telecommunication Services — 1.9%
343	AT&T, Inc.	13,377
1,146	Deutsche Telekom AG, Sponsored ADR	20,914
147	Verizon Communications, Inc.	7,115

		41,406

	Electric Utilities — 2.3%
20	Eversource Energy	1,216
332	NextEra Energy, Inc.	48,502

		49,718

	Electrical Equipment — 4.5%
177	Acuity Brands, Inc.	35,869
470	Eaton Corp. PLC	36,778
802	Vestas Wind Systems AS, Sponsored ADR	26,061

		98,708

	Electronic Equipment, Instruments & Components — 0.1%
14	TE Connectivity Ltd.	1,125

	Food & Staples Retailing — 0.4%
49	CVS Health Corp.	3,917
76	Sysco Corp.	3,999

		7,916

See accompanying notes to financial statements.

69  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Food Products — 0.8%
54	Archer-Daniels-Midland Co.	$2,278
13	Campbell Soup Co.	687
54	Conagra Brands, Inc.	1,849
25	General Mills, Inc.	1,391
3	Hershey Co. (The)	316
5	Hormel Foods Corp.	171
12	J.M. Smucker Co. (The)	1,463
33	Kellogg Co.	2,244
27	Kraft Heinz Co. (The)	2,361
104	Mondelez International, Inc., Class A	4,578
5	Tyson Foods, Inc., Class A	317

		17,655

	Health Care Equipment & Supplies — 6.1%
66	Abbott Laboratories	3,246
48	Baxter International, Inc.	2,903
1,397	Coloplast AS, Sponsored ADR	11,930
7	Cooper Cos., Inc. (The)	1,707
579	Danaher Corp.	47,183
733	Essilor International S.A., Sponsored ADR	46,476
246	Medtronic PLC	20,657

		134,102

	Health Care Providers & Services — 1.0%
6	Aetna, Inc.	926
4	AmerisourceBergen Corp.	375
20	Anthem, Inc.	3,724
4	Cardinal Health, Inc.	309
1	Centene Corp.(b)	79
15	Cigna Corp.	2,603
25	DaVita, Inc.(b)	1,620
5	Envision Healthcare Corp.(b)	282
37	Express Scripts Holding Co.(b)	2,318
22	HCA Healthcare, Inc.(b)	1,767
4	Humana, Inc.	925
2	Laboratory Corp. of America Holdings(b)	318
12	McKesson Corp.	1,942
10	Quest Diagnostics, Inc.	1,083
13	UnitedHealth Group, Inc.	2,494
2	Universal Health Services, Inc., Class B	222

		20,987

	Home Construction — 0.7%
300	Geberit AG, ADR	14,328

	Hotels, Restaurants & Leisure — 0.5%
9	Carnival Corp.	601
49	McDonald’s Corp.	7,602
19	Starbucks Corp.	1,025
10	Wyndham Worldwide Corp.	1,044

		10,272

	Household Durables — 1.3%
8	Lennar Corp., Class A	420
1,636	Sekisui House Ltd., Sponsored ADR	28,630

		29,050

	Household Products — 0.6%
7	Church & Dwight Co., Inc.	374
11	Clorox Co. (The)	1,468
47	Colgate-Palmolive Co.	3,393
99	Procter & Gamble Co. (The)	8,991

		14,226

	Independent Power & Renewable Electricity Producers — 0.3%
86	Ormat Technologies, Inc.	5,100
74	Pattern Energy Group, Inc.	1,857

		6,957

See accompanying notes to financial statements.

|  70

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Industrial Conglomerates — 2.8%
59	3M Co.	$11,869
224	General Electric Co.	5,737
190	Roper Technologies, Inc.	44,167

		61,773

	Insurance — 6.8%
23	Aflac, Inc.	1,834
1,495	AIA Group Ltd., Sponsored ADR	47,242
767	Allianz SE, Sponsored ADR	16,376
4	Allstate Corp. (The)	364
63	Hartford Financial Services Group, Inc. (The)	3,465
1,382	Legal & General Group PLC, Sponsored ADR	24,876
95	MetLife, Inc.	5,225
48	Prudential Financial, Inc.	5,435
732	Prudential PLC, Sponsored ADR	35,846
70	Torchmark Corp.	5,528
55	Unum Group	2,757

		148,948

	Internet & Direct Marketing Retail — 1.9%
38	Amazon.com, Inc.(b)	37,536
7	Netflix, Inc.(b)	1,272
1	Priceline Group, Inc. (The)(b)	2,028
7	TripAdvisor, Inc.(b)	273

		41,109

	Internet Software & Services — 7.8%
81	Alphabet, Inc., Class A(b)	76,585
2	Alphabet, Inc., Class C(b)	1,861
7	Cars.com, Inc.(b)	170
20	eBay, Inc.(b)	715
312	Facebook, Inc., Class A(b)	52,806
954	Tencent Holdings Ltd., ADR	38,122

		170,259

	IT Services — 5.7%
6	Accenture PLC, Class A	773
29	Cognizant Technology Solutions Corp., Class A	2,010
17	CSRA, Inc.	554
37	International Business Machines Corp.	5,353
298	MasterCard, Inc., Class A	38,085
20	PayPal Holdings, Inc.(b)	1,171
756	Visa, Inc., Class A	75,267
50	Western Union Co. (The)	988

		124,201

	Leisure Products — 0.0%
8	Hasbro, Inc.	847

	Life Sciences Tools & Services — 3.1%
20	Agilent Technologies, Inc.	1,196
38	Illumina, Inc.(b)	6,606
345	Thermo Fisher Scientific, Inc.	60,558

		68,360

	Machinery — 1.1%
47	Caterpillar, Inc.	5,356
46	Deere & Co.	5,901
23	Flowserve Corp.	946
15	Parker Hannifin Corp.	2,490
106	Watts Water Technologies, Inc., Series A	6,826
43	Xylem, Inc.	2,439

		23,958

	Media — 0.6%
12	CBS Corp., Class B	790
14	Interpublic Group of Cos., Inc. (The)	303
52	News Corp., Class A	744

See accompanying notes to financial statements.

71  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
4	Omnicom Group, Inc.	$315
23	TEGNA, Inc.	341
79	Twenty-First Century Fox, Inc., Class A	2,299
33	Twenty-First Century Fox, Inc., Class B	947
69	Walt Disney Co. (The)	7,585

		13,324

	Metals & Mining — 0.0%
13	Newmont Mining Corp.	483

	Multiline Retail — 0.0%
14	Kohl’s Corp.	579
7	Target Corp.	397

		976

	Personal Products — 1.5%
10	Estee Lauder Cos., Inc. (The), Class A	990
533	Unilever NV	31,004

		31,994

	Pharmaceuticals — 3.7%
19	Allergan PLC	4,794
62	Bristol-Myers Squibb Co.	3,528
36	Eli Lilly & Co.	2,976
69	Johnson & Johnson	9,158
90	Merck & Co., Inc.	5,749
49	Mylan NV(b)	1,911
1,051	Novo Nordisk AS, Sponsored ADR	44,562
227	Pfizer, Inc.	7,527
19	Zoetis, Inc.	1,188

		81,393

	Professional Services — 0.1%
14	Verisk Analytics, Inc.(b)	1,222

	Real Estate Management & Development — 0.1%
55	CBRE Group, Inc., Class A(b)	2,089

	REITs – Apartments — 0.3%
6	AvalonBay Communities, Inc.	1,154
38	Equity Residential	2,586
7	Essex Property Trust, Inc.	1,832
4	Mid-America Apartment Communities, Inc.	414

		5,986

	REITs – Diversified — 0.6%
76	Crown Castle International Corp.	7,644
7	Digital Realty Trust, Inc.	807
18	Vornado Realty Trust	1,428
86	Weyerhaeuser Co.	2,840

		12,719

	REITs – Health Care — 0.1%
37	HCP, Inc.	1,171
30	Ventas, Inc.	2,021

		3,192

	REITs – Office Property — 0.1%
15	Boston Properties, Inc.	1,814
9	JBG SMITH Properties(b)	319

		2,133

	REITs – Regional Malls — 0.1%
5	Macerich Co. (The)	287
11	Simon Property Group, Inc.	1,743

		2,030

	REITs – Specialty & Other — 0.1%
3	Equinix, Inc.	1,352
26	Iron Mountain, Inc.	947

		2,299

See accompanying notes to financial statements.

|  72

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	REITs – Storage — 0.1%
12	Public Storage	$2,467

	Road & Rail — 0.6%
40	CSX Corp.	1,974
24	Kansas City Southern	2,477
37	Norfolk Southern Corp.	4,165
48	Union Pacific Corp.	4,942

		13,558

	Semiconductors & Semiconductor Equipment — 1.2%
13	Advanced Micro Devices, Inc.(b)	177
96	ASML Holding NV, (Registered)	14,432
27	First Solar, Inc.(b)	1,331
182	Intel Corp.	6,455
39	Micron Technology, Inc.(b)	1,097
8	NVIDIA Corp.	1,300
21	QUALCOMM, Inc.	1,117
13	Texas Instruments, Inc.	1,058

		26,967

	Software — 3.6%
8	Autodesk, Inc.(b)	886
152	Ellie Mae, Inc.(b)	13,257
807	Microsoft Corp.	58,669
107	Oracle Corp.	5,343
9	Symantec Corp.	279

		78,434

	Specialty Retail — 0.2%
8	Best Buy Co., Inc.	467
19	Home Depot, Inc. (The)	2,842
14	Lowe’s Cos., Inc.	1,084
38	Staples, Inc.	386
7	Tiffany & Co.	668

		5,447

	Technology Hardware, Storage & Peripherals — 0.5%
38	Apple, Inc.	5,652
25	NetApp, Inc.	1,085
7	Seagate Technology PLC	231
23	Western Digital Corp.	1,958
33	Xerox Corp.	1,004

		9,930

	Textiles, Apparel & Luxury Goods — 1.1%
2,408	Cie Financiere Richemont S.A., Sponsored ADR	20,396
15	Hanesbrands, Inc.	344
49	NIKE, Inc., Class B	2,893
6	PVH Corp.	716
7	VF Corp.	435

		24,784

	Trading Companies & Distributors — 0.2%
39	Fastenal Co.	1,676
11	W.W. Grainger, Inc.	1,834

		3,510

	Water Utilities — 1.0%
257	American Water Works Co., Inc.	20,843

	Total Common Stocks (Identified Cost $1,771,173)	1,942,846

Affiliated Mutual Funds — 6.1%
4,281	Loomis Sayles Inflation Protected Securities Fund, Class N	44,518
1,950	Loomis Sayles Limited Term Government and Agency Fund, Class N	22,190
6,607	Mirova Global Green Bond Fund, Class N(b)	66,730

	Total Affiliated Mutual Funds (Identified Cost $133,211)	133,438

See accompanying notes to financial statements.

73  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
Closed-End Investment Companies — 0.0%
13	Altaba, Inc.(b) (Identified Cost $713)	$759

	Total Investments — 94.8% (Identified Cost $1,905,097)(a)	2,077,043
	Other assets less liabilities — 5.2%	113,792

	Net Assets — 100.0%	$2,190,835

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At July 31, 2017, the net unrealized appreciation on investments based on a cost of $1,905,097 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$190,479
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(18,533)

	Net unrealized appreciation	$171,946

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts
Industry Summary at July 31, 2017 (Unaudited)

Internet Software & Services	7.8%
Insurance	6.8
Health Care Equipment & Supplies	6.1
Affiliated Mutual Funds	6.1
Chemicals	6.1
IT Services	5.7
Banks	4.9
Electrical Equipment	4.5
Pharmaceuticals	3.7
Software	3.6
Life Sciences Tools & Services	3.1
Industrial Conglomerates	2.8
Auto Components	2.7
Automobiles	2.4
Electric Utilities	2.3
Building Products	2.2
Capital Markets	2.2
Other Investments, less than 2% each	21.8

Total Investments	94.8
Other assets less liabilities	5.2

Net Assets	100.0%

Asset Allocation Summary at July 31, 2017 (Unaudited)

Equity	88.7%
Fixed-Income	6.1

Total Investments	94.8
Other assets less liabilities	5.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  74

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)
Common Stocks — 88.9% of Net Assets
	Aerospace & Defense — 0.0%
44	Arconic, Inc.	$1,091

	Air Freight & Logistics — 0.0%
8	United Parcel Service, Inc., Class B	882

	Auto Components — 2.8%
13	BorgWarner, Inc.	608
409	Delphi Automotive PLC	36,982
10	Goodyear Tire & Rubber Co. (The)	315
672	Valeo S.A., Sponsored ADR	23,318

		61,223

	Automobiles — 2.4%
1,084	Byd Co. Ltd., ADR	13,550
193	Ford Motor Co.	2,165
325	Toyota Motor Corp., Sponsored ADR	36,673

		52,388

	Banks — 4.9%
378	Bank of America Corp.	9,117
116	Citigroup, Inc.	7,940
74	Citizens Financial Group, Inc.	2,596
153	Huntington Bancshares, Inc.	2,027
1,256	KBC Group NV, Sponsored ADR	51,873
158	KeyCorp	2,850
431	People’s United Financial, Inc.	7,517
156	Signature Bank(b)	21,619
55	Zions Bancorporation	2,493

		108,032

	Beverages — 0.8%
51	Brown-Forman Corp., Class B	2,519
126	Coca-Cola Co. (The)	5,776
4	Dr Pepper Snapple Group, Inc.	365
16	Molson Coors Brewing Co., Class B	1,424
23	Monster Beverage Corp.(b)	1,213
44	PepsiCo, Inc.	5,131

		16,428

	Biotechnology — 0.9%
13	AbbVie, Inc.	909
11	Amgen, Inc.	1,920
212	Gilead Sciences, Inc.	16,131

		18,960

	Building Products — 2.2%
689	A.O. Smith Corp.	36,896
47	Fortune Brands Home & Security, Inc.	3,087
211	Johnson Controls International PLC	8,218

		48,201

	Capital Markets — 2.2%
7	Affiliated Managers Group, Inc.	1,301
10	Ameriprise Financial, Inc.	1,449
107	Bank of New York Mellon Corp. (The)	5,674
11	BlackRock, Inc.	4,692
25	Charles Schwab Corp. (The)	1,072
22	CME Group, Inc.	2,698
85	Franklin Resources, Inc.	3,806
30	Goldman Sachs Group, Inc. (The)	6,760
17	Intercontinental Exchange, Inc.	1,134
34	Invesco Ltd.	1,182
11	Legg Mason, Inc.	440
7	Moody’s Corp.	921
18	Nasdaq, Inc.	1,339
54	Northern Trust Corp.	4,725
6	S&P Global, Inc.	922

See accompanying notes to financial statements.

75  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Capital Markets — continued
45	State Street Corp.	$4,195
80	T. Rowe Price Group, Inc.	6,618

		48,928

	Chemicals — 6.1%
14	Air Products & Chemicals, Inc.	1,990
469	Chr. Hansen Holding AS, Sponsored ADR	19,079
50	Dow Chemical Co. (The)	3,212
43	E.I. du Pont de Nemours & Co.	3,535
299	Ecolab, Inc.	39,369
104	International Flavors & Fragrances, Inc.	13,851
247	Novozymes AS, Sponsored ADR	11,407
46	Praxair, Inc.	5,987
1,968	Symrise AG, Sponsored ADR	34,322

		132,752

	Commercial Services & Supplies — 0.1%
31	Pitney Bowes, Inc.	488
10	Stericycle, Inc.(b)	771

		1,259

	Communications Equipment — 0.4%
253	Cisco Systems, Inc.	7,957
13	Motorola Solutions, Inc.	1,179

		9,136

	Construction & Engineering — 0.1%
31	Fluor Corp.	1,346

	Consumer Finance — 0.2%
39	American Express Co.	3,324
33	Navient Corp.	487
38	Synchrony Financial	1,152

		4,963

	Containers & Packaging — 0.3%
12	Avery Dennison Corp.	1,115
78	Ball Corp.	3,268
43	International Paper Co.	2,364

		6,747

	Distributors — 0.0%
9	Genuine Parts Co.	764

	Diversified Consumer Services — 0.0%
15	H&R Block, Inc.	457

	Diversified Telecommunication Services — 1.9%
347	AT&T, Inc.	13,533
1,146	Deutsche Telekom AG, Sponsored ADR	20,915
148	Verizon Communications, Inc.	7,163

		41,611

	Electric Utilities — 2.3%
20	Eversource Energy	1,216
330	NextEra Energy, Inc.	48,209

		49,425

	Electrical Equipment — 4.6%
177	Acuity Brands, Inc.	35,869
468	Eaton Corp. PLC	36,621
850	Vestas Wind Systems AS, Sponsored ADR	27,621

		100,111

	Electronic Equipment, Instruments & Components — 0.1%
14	TE Connectivity Ltd.	1,125

	Food & Staples Retailing — 0.4%
50	CVS Health Corp.	3,997
76	Sysco Corp.	3,999

		7,996

See accompanying notes to financial statements.

|  76

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Food Products — 0.8%
55	Archer-Daniels-Midland Co.	$2,320
13	Campbell Soup Co.	687
54	Conagra Brands, Inc.	1,849
25	General Mills, Inc.	1,391
3	Hershey Co. (The)	316
5	Hormel Foods Corp.	171
12	J.M. Smucker Co. (The)	1,463
33	Kellogg Co.	2,244
27	Kraft Heinz Co. (The)	2,361
105	Mondelez International, Inc., Class A	4,622
5	Tyson Foods, Inc., Class A	317

		17,741

	Health Care Equipment & Supplies — 6.1%
66	Abbott Laboratories	3,246
48	Baxter International, Inc.	2,903
1,397	Coloplast AS, Sponsored ADR	11,930
9	Cooper Cos., Inc. (The)	2,195
577	Danaher Corp.	47,020
730	Essilor International S.A., Sponsored ADR	46,285
244	Medtronic PLC	20,489

		134,068

	Health Care Providers & Services — 1.0%
6	Aetna, Inc.	926
4	AmerisourceBergen Corp.	375
20	Anthem, Inc.	3,724
4	Cardinal Health, Inc.	309
1	Centene Corp.(b)	79
15	Cigna Corp.	2,603
25	DaVita, Inc.(b)	1,620
2	Envision Healthcare Corp.(b)	113
37	Express Scripts Holding Co.(b)	2,318
22	HCA Healthcare, Inc.(b)	1,767
4	Humana, Inc.	925
2	Laboratory Corp. of America Holdings(b)	318
12	McKesson Corp.	1,942
10	Quest Diagnostics, Inc.	1,083
13	UnitedHealth Group, Inc.	2,494
2	Universal Health Services, Inc., Class B	222

		20,818

	Home Construction — 0.7%
300	Geberit AG, ADR	14,328

	Hotels, Restaurants & Leisure — 0.5%
9	Carnival Corp.	601
49	McDonald’s Corp.	7,602
23	Starbucks Corp.	1,241
10	Wyndham Worldwide Corp.	1,044

		10,488

	Household Durables — 1.3%
8	Lennar Corp., Class A	420
1,629	Sekisui House Ltd., Sponsored ADR	28,507

		28,927

	Household Products — 0.7%
7	Church & Dwight Co., Inc.	373
11	Clorox Co. (The)	1,468
48	Colgate-Palmolive Co.	3,466
100	Procter & Gamble Co. (The)	9,082

		14,389

	Independent Power & Renewable Electricity Producers — 0.3%
87	Ormat Technologies, Inc.	5,159
74	Pattern Energy Group, Inc.	1,857

		7,016

See accompanying notes to financial statements.

77  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Industrial Conglomerates — 2.8%
59	3M Co.	$11,869
227	General Electric Co.	5,814
190	Roper Technologies, Inc.	44,167

		61,850

	Insurance — 6.8%
23	Aflac, Inc.	1,834
1,488	AIA Group Ltd., Sponsored ADR	47,021
767	Allianz SE, Sponsored ADR	16,376
2	Allstate Corp. (The)	182
63	Hartford Financial Services Group, Inc. (The)	3,465
1,468	Legal & General Group PLC, Sponsored ADR	26,424
95	MetLife, Inc.	5,225
49	Prudential Financial, Inc.	5,548
722	Prudential PLC, Sponsored ADR	35,356
71	Torchmark Corp.	5,607
55	Unum Group	2,757

		149,795

	Internet & Direct Marketing Retail — 1.9%
38	Amazon.com, Inc.(b)	37,536
7	Netflix, Inc.(b)	1,272
1	Priceline Group, Inc. (The)(b)	2,028
7	TripAdvisor, Inc.(b)	273

		41,109

	Internet Software & Services — 7.8%
81	Alphabet, Inc., Class A(b)	76,585
2	Alphabet, Inc., Class C(b)	1,861
7	Cars.com, Inc.(b)	170
20	eBay, Inc.(b)	715
312	Facebook, Inc., Class A(b)	52,806
950	Tencent Holdings Ltd., ADR	37,962

		170,099

	IT Services — 5.6%
6	Accenture PLC, Class A	773
29	Cognizant Technology Solutions Corp., Class A	2,010
17	CSRA, Inc.	554
37	International Business Machines Corp.	5,353
294	MasterCard, Inc., Class A	37,573
20	PayPal Holdings, Inc.(b)	1,171
753	Visa, Inc., Class A	74,969
50	Western Union Co. (The)	988

		123,391

	Leisure Products — 0.0%
8	Hasbro, Inc.	847

	Life Sciences Tools & Services — 3.1%
20	Agilent Technologies, Inc.	1,196
38	Illumina, Inc.(b)	6,606
343	Thermo Fisher Scientific, Inc.	60,207

		68,009

	Machinery — 1.1%
48	Caterpillar, Inc.	5,470
46	Deere & Co.	5,901
23	Flowserve Corp.	946
15	Parker Hannifin Corp.	2,490
106	Watts Water Technologies, Inc., Series A	6,826
43	Xylem, Inc.	2,439

		24,072

	Media — 0.6%
12	CBS Corp., Class B	790
14	Interpublic Group of Cos., Inc. (The)	303
52	News Corp., Class A	744

See accompanying notes to financial statements.

|  78

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
4	Omnicom Group, Inc.	$315
23	TEGNA, Inc.	341
80	Twenty-First Century Fox, Inc., Class A	2,328
33	Twenty-First Century Fox, Inc., Class B	947
70	Walt Disney Co. (The)	7,695

		13,463

	Metals & Mining — 0.0%
13	Newmont Mining Corp.	483

	Multiline Retail — 0.0%
14	Kohl’s Corp.	579
7	Target Corp.	397

		976

	Personal Products — 1.4%
10	Estee Lauder Cos., Inc. (The), Class A	990
526	Unilever NV	30,597

		31,587

	Pharmaceuticals — 3.7%
19	Allergan PLC	4,794
62	Bristol-Myers Squibb Co.	3,528
36	Eli Lilly & Co.	2,976
70	Johnson & Johnson	9,290
91	Merck & Co., Inc.	5,813
59	Mylan NV(b)	2,300
1,047	Novo Nordisk AS, Sponsored ADR	44,393
228	Pfizer, Inc.	7,561
19	Zoetis, Inc.	1,188

		81,843

	Professional Services — 0.1%
14	Verisk Analytics, Inc.(b)	1,222

	Real Estate Management & Development — 0.1%
55	CBRE Group, Inc., Class A(b)	2,089

	REITs – Apartments — 0.3%
6	AvalonBay Communities, Inc.	1,154
38	Equity Residential	2,586
7	Essex Property Trust, Inc.	1,832
4	Mid-America Apartment Communities, Inc.	414

		5,986

	REITs – Diversified — 0.6%
77	Crown Castle International Corp.	7,745
7	Digital Realty Trust, Inc.	807
18	Vornado Realty Trust	1,428
86	Weyerhaeuser Co.	2,840

		12,820

	REITs – Health Care — 0.1%
37	HCP, Inc.	1,171
30	Ventas, Inc.	2,021

		3,192

	REITs – Office Property — 0.1%
15	Boston Properties, Inc.	1,814
9	JBG SMITH Properties(b)	319

		2,133

	REITs – Regional Malls — 0.1%
2	Macerich Co. (The)	115
11	Simon Property Group, Inc.	1,743

		1,858

	REITs – Specialty & Other — 0.1%
3	Equinix, Inc.	1,352
26	Iron Mountain, Inc.	947

		2,299

See accompanying notes to financial statements.

79  |

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	REITs – Storage — 0.1%
12	Public Storage	$2,467

	Road & Rail — 0.6%
40	CSX Corp.	1,974
24	Kansas City Southern	2,477
37	Norfolk Southern Corp.	4,165
48	Union Pacific Corp.	4,942

		13,558

	Semiconductors & Semiconductor Equipment — 1.2%
13	Advanced Micro Devices, Inc.(b)	177
96	ASML Holding NV, (Registered)	14,432
27	First Solar, Inc.(b)	1,331
183	Intel Corp.	6,491
39	Micron Technology, Inc.(b)	1,097
8	NVIDIA Corp.	1,300
21	QUALCOMM, Inc.	1,117
13	Texas Instruments, Inc.	1,058

		27,003

	Software — 3.6%
8	Autodesk, Inc.(b)	886
152	Ellie Mae, Inc.(b)	13,258
805	Microsoft Corp.	58,524
108	Oracle Corp.	5,392
9	Symantec Corp.	279

		78,339

	Specialty Retail — 0.2%
8	Best Buy Co., Inc.	467
19	Home Depot, Inc. (The)	2,842
14	Lowe’s Cos., Inc.	1,084
38	Staples, Inc.	386
7	Tiffany & Co.	668

		5,447

	Technology Hardware, Storage & Peripherals — 0.5%
38	Apple, Inc.	5,652
25	NetApp, Inc.	1,085
7	Seagate Technology PLC	231
23	Western Digital Corp.	1,958
32	Xerox Corp.	981

		9,907

	Textiles, Apparel & Luxury Goods — 1.1%
2,408	Cie Financiere Richemont S.A., Sponsored ADR	20,396
15	Hanesbrands, Inc.	344
49	NIKE, Inc., Class B	2,893
6	PVH Corp.	716
7	VF Corp.	435

		24,784

	Trading Companies & Distributors — 0.2%
39	Fastenal Co.	1,676
11	W.W. Grainger, Inc.	1,834

		3,510

	Water Utilities — 1.0%
258	American Water Works Co., Inc.	20,924

	Total Common Stocks (Identified Cost $1,774,684)	1,946,662

Affiliated Mutual Funds — 6.1%
4,279	Loomis Sayles Inflation Protected Securities Fund, Class N	44,500
1,949	Loomis Sayles Limited Term Government and Agency Fund, Class N	22,181
6,604	Mirova Global Green Bond Fund, Class N(b)	66,703

	Total Affiliated Mutual Funds (Identified Cost $133,161)	133,384

See accompanying notes to financial statements.

|  80

Portfolio of Investments – as of July 31, 2017 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
Closed-End Investment Companies — 0.0%
13	Altaba, Inc.(b) (Identified Cost $713)	$759

	Total Investments — 95.0% (Identified Cost $1,908,558)(a)	2,080,805
	Other assets less liabilities — 5.0%	110,169

	Net Assets — 100.0%	$2,190,974

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At July 31, 2017, the net unrealized appreciation on investments based on a cost of $1,908,558 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$190,870
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(18,623)

	Net unrealized appreciation	$172,247

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2017 (Unaudited)

Internet Software & Services	7.8%
Insurance	6.8
Health Care Equipment & Supplies	6.1
Affiliated Mutual Funds	6.1
Chemicals	6.1
IT Services	5.6
Banks	4.9
Electrical Equipment	4.6
Pharmaceuticals	3.7
Software	3.6
Life Sciences Tools & Services	3.1
Industrial Conglomerates	2.8
Auto Components	2.8
Automobiles	2.4
Electric Utilities	2.3
Capital Markets	2.2
Building Products	2.2
Other Investments, less than 2% each	21.9

Total Investments	95.0
Other assets less liabilities	5.0

Net Assets	100.0%

Asset Allocation Summary at July 31, 2017 (Unaudited)

Equity	88.9%
Fixed-Income	6.1

Total Investments	95.0
Other assets less liabilities	5.0

Net Assets	100.0%

See accompanying notes to financial statements.

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|  82

Statements of Assets and Liabilities

July 31, 2017 (Unaudited)

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
ASSETS
Unaffiliated investments at cost	$1,844,269	$2,127,276	$1,781,041	$1,708,569
Affiliated investments at cost	2,062,365	1,776,695	1,120,037	702,051
Net unrealized appreciation on unaffiliated investments	173,256	205,885	173,930	166,367
Net unrealized appreciation on affiliated investments	7,591	7,473	4,733	2,523

Investments at value	4,087,481	4,117,329	3,079,741	2,579,510
Cash	162,049	161,059	155,323	145,205
Receivable from investment adviser (Note 5)	—	—	1,119	—
Receivable for securities sold	13,331	16,407	14,356	13,331
Dividends receivable	1,248	1,416	1,100	1,123
Dividends receivable from affiliates	877	809	500	281
Tax reclaims receivable	549	706	525	500
Prepaid expenses (Note 6)	10	10	8	9

TOTAL ASSETS	4,265,545	4,297,736	3,252,672	2,739,959

LIABILITIES
Payable for securities purchased	15,220	17,917	16,399	15,143
Management fees payable (Note 5)	1,266	1,348	—	653
Deferred Trustees’ fees (Note 5)	1,788	1,788	1,785	1,783
Administrative fees payable (Note 5)	154	160	120	98
Other accounts payable and accrued expenses	32,052	31,877	32,898	32,905

TOTAL LIABILITIES	50,480	53,090	51,202	50,582

NET ASSETS	$4,215,065	$4,244,646	$3,201,470	$2,689,377

NET ASSETS CONSIST OF:
Paid-in capital	$4,000,000	$4,000,000	$3,000,000	$2,500,000
Undistributed net investment income	18,368	18,406	13,904	12,294
Accumulated net realized gain on investments	15,850	12,882	8,903	8,193
Net unrealized appreciation on investments	180,847	213,358	178,663	168,890

NET ASSETS	$4,215,065	$4,244,646	$3,201,470	$2,689,377

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class N shares:
Net assets	$4,215,065	$4,244,646	$3,201,470	$2,689,377

Shares of beneficial interest	400,000	400,000	300,000	250,000

Net asset value, offering and redemption price per share	$10.54	$10.61	$10.67	$10.76

See accompanying notes to financial statements.

83  |

Statements of Assets and Liabilities (continued)

July 31, 2017 (Unaudited)

Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund

$1,909,202	$2,066,964	$1,735,122	$1,773,962	$1,771,886	$1,775,397
489,969	328,787	176,836	133,166	133,211	133,161
186,925	201,480	166,696	171,987	171,719	172,024
1,519	556	406	222	227	223

2,587,615	2,597,787	2,079,060	2,079,337	2,077,043	2,080,805
156,378	161,094	142,410	146,243	150,232	144,760
—	—	—	—	—	—
15,381	15,381	14,356	14,356	14,356	14,356
1,233	1,306	1,025	1,036	1,027	1,036
189	95	77	38	38	38
563	665	550	509	509	509
7	7	5	5	7	5

2,761,366	2,776,335	2,237,483	2,241,524	2,243,212	2,241,509

15,914	17,030	16,320	14,900	16,801	14,900
945	1,142	476	554	554	555
1,783	1,784	1,782	1,782	1,782	1,782
102	102	82	82	82	82
32,594	32,576	33,154	33,245	33,158	33,216

51,338	52,634	51,814	50,563	52,377	50,535

$2,710,028	$2,723,701	$2,185,669	$2,190,961	$2,190,835	$2,190,974

$2,500,000	$2,500,000	$2,000,000	$2,000,000	$2,000,000	$2,000,000
12,769	13,219	10,406	10,409	10,388	10,408
8,815	8,446	8,161	8,343	8,501	8,319
188,444	202,036	167,102	172,209	171,946	172,247

$2,710,028	$2,723,701	$2,185,669	$2,190,961	$2,190,835	$2,190,974

$2,710,028	$2,723,701	$2,185,669	$2,190,961	$2,190,835	$2,190,974

250,000	250,000	200,000	200,000	200,000	200,000

$10.84	$10.89	$10.93	$10.95	$10.95	$10.95

See accompanying notes to financial statements.

|  84

Statements of Operations

For the Period Ended July 31, 2017 (Unaudited)

	Natixis Sustainable Future 2015 Fund(a)	Natixis Sustainable Future 2020 Fund(a)	Natixis Sustainable Future 2025 Fund(a)	Natixis Sustainable Future 2030 Fund(a)
INVESTMENT INCOME
Dividends from unaffiliated investments	$17,446	$19,864	$16,534	$15,839
Dividends from affiliated investments	8,475	6,673	4,146	2,841
Less net foreign taxes withheld	(1,013)	(1,049)	(929)	(885)

	24,908	25,488	19,751	17,795

Expenses
Management fees (Note 5)	19,080	19,675	15,177	13,093
Administrative fees (Note 5)	763	771	580	482
Trustees’ fees and expenses (Note 5)	7,866	7,866	7,852	7,845
Transfer agent fees and expenses (Note 5)	56	56	56	56
Audit and tax services fees	18,408	18,408	18,408	18,408
Custodian fees and expenses	6,142	6,090	6,773	6,628
Legal fees	50	50	38	31
Registration fees	5,140	5,140	5,140	5,140
Shareholder reporting expenses	2,875	2,844	2,848	2,872
Miscellaneous expenses (Note 6)	3,581	3,580	3,576	3,572

Total expenses	63,961	64,480	60,448	58,127
Less waiver and/or expense reimbursement (Note 5)	(57,421)	(57,398)	(54,601)	(52,626)

Net expenses	6,540	7,082	5,847	5,501

Net investment income	18,368	18,406	13,904	12,294

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on:
Unaffiliated investments	15,848	12,879	8,903	8,193
Affiliated investments	2	3	—	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	173,256	205,885	173,930	166,367
Affiliated investments	7,591	7,473	4,733	2,523

Net realized and unrealized gain on investments	196,697	226,240	187,566	177,083

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$215,065	$244,646	$201,470	$189,377

(a)	From commencement of operations on February 28, 2017 through July 31, 2017.

See accompanying notes to financial statements.

85  |

Statements of Operations (continued)

For the Period Ended July 31, 2017 (Unaudited)

Natixis Sustainable Future 2035 Fund(a)	Natixis Sustainable Future 2040 Fund(a)	Natixis Sustainable Future 2045 Fund(a)	Natixis Sustainable Future 2050 Fund(a)	Natixis Sustainable Future 2055 Fund(a)	Natixis Sustainable Future 2060 Fund(a)

$17,662	$18,978	$15,726	$16,081	$16,058	$16,080
2,111	1,692	851	681	682	681
(996)	(989)	(818)	(904)	(904)	(904)

18,777	19,681	15,759	15,858	15,836	15,857

13,507	13,799	11,205	11,308	11,305	11,308
487	489	392	392	392	392
7,845	7,845	7,838	7,838	7,838	7,838
56	56	56	56	56	56
18,408	18,408	18,408	18,408	18,408	18,408
6,354	6,284	6,716	6,715	6,718	6,711
31	31	25	25	25	25
5,140	5,140	5,139	5,140	5,140	5,140
2,925	2,896	2,911	3,007	2,916	2,981
3,576	3,574	3,573	3,573	3,571	3,572

58,329	58,522	56,263	56,462	56,369	56,431
(52,321)	(52,060)	(50,910)	(51,013)	(50,921)	(50,982)

6,008	6,462	5,353	5,449	5,448	5,449

12,769	13,219	10,406	10,409	10,388	10,408

8,815	8,446	8,162	8,343	8,501	8,319
—	—	(1)	—	—	—

186,925	201,480	166,696	171,987	171,719	172,024
1,519	556	406	222	227	223

197,259	210,482	175,263	180,552	180,447	180,566

$210,028	$223,701	$185,669	$190,961	$190,835	$190,974

See accompanying notes to financial statements.

|  86

Statements of Changes in Net Assets

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
	Period Ended July 31, 2017 (Unaudited)(a)	Period Ended July 31, 2017 (Unaudited)(a)	Period Ended July 31, 2017 (Unaudited)(a)	Period Ended July 31, 2017 (Unaudited)(a)
FROM OPERATIONS:
Net investment income	$18,368	$18,406	$13,904	$12,294
Net realized gain on investments	15,850	12,882	8,903	8,193
Net change in unrealized appreciation (depreciation) on investments	180,847	213,358	178,663	168,890

Net increase in net assets resulting from operations	215,065	244,646	201,470	189,377

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)	4,000,000	4,000,000	3,000,000	2,500,000

Net increase in net assets	4,215,065	4,244,646	3,201,470	2,689,377
NET ASSETS
Beginning of the period	—	—	—	—

End of the period	$4,215,065	$4,244,646	$3,201,470	$2,689,377

UNDISTRIBUTED NET INVESTMENT INCOME	$18,368	$18,406	$13,904	$12,294

(a)	From commencement of operations on February 28, 2017 through July 31, 2017.

See accompanying notes to financial statements.

87  |

Statements of Changes in Net Assets (continued)

Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund
Period Ended July 31, 2017 (Unaudited)(a)	Period Ended July 31, 2017 (Unaudited)(a)	Period Ended July 31, 2017 (Unaudited)(a)	Period Ended July 31, 2017 (Unaudited)(a)	Period Ended July 31, 2017 (Unaudited)(a)	Period Ended July 31, 2017 (Unaudited)(a)

$12,769	$13,219	$10,406	$10,409	$10,388	$10,408
8,815	8,446	8,161	8,343	8,501	8,319
188,444	202,036	167,102	172,209	171,946	172,247

210,028	223,701	185,669	190,961	190,835	190,974

2,500,000	2,500,000	2,000,000	2,000,000	2,000,000	2,000,000

2,710,028	2,723,701	2,185,669	2,190,961	2,190,835	2,190,974

—	—	—	—	—	—

$2,710,028	$2,723,701	$2,185,669	$2,190,961	$2,190,835	$2,190,974

$12,769	$13,219	$10,406	$10,409	$10,388	$10,408

See accompanying notes to financial statements.

|  88

Financial Highlights

For a share outstanding throughout each period.

Natixis Sustainable Future 2015 Fund—Class N
Period Ended July 31, 2017* (Unaudited)
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05
Net realized and unrealized gain (loss)	0.49

Total from Investment Operations	0.54

Net asset value, end of the period	$10.54

Total return(b)(c)	5.40%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,215
Net expenses(d)(e)(f)	0.38%
Gross expenses(d)(f)	3.72%
Net investment income(d)	1.07%
Portfolio turnover rate	7%

*	From commencement of operations on February 28, 2017 through July 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 3.99%, respectively.

See accompanying notes to financial statements.

89  |

Financial Highlights (continued)

For a share outstanding throughout each period.

Natixis Sustainable Future 2020 Fund—Class N
Period Ended July 31, 2017* (Unaudited)
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05
Net realized and unrealized gain (loss)	0.56

Total from Investment Operations	0.61

Net asset value, end of the period	$10.61

Total return(b)(c)	6.10%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,245
Net expenses(d)(e)(f)	0.41%
Gross expenses(d)(f)	3.73%
Net investment income(d)	1.07%
Portfolio turnover rate	6%

*	From commencement of operations on February 28, 2017 through July 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 3.97%, respectively.

See accompanying notes to financial statements.

|  90

Financial Highlights (continued)

For a share outstanding throughout each period.

Natixis Sustainable Future 2025 Fund—Class N
Period Ended July 31, 2017* (Unaudited)
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05
Net realized and unrealized gain (loss)	0.62

Total from Investment Operations	0.67

Net asset value, end of the period	$10.67

Total return(b)(c)	6.70%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,201
Net expenses(d)(e)(f)	0.45%
Gross expenses(d)(f)	4.65%
Net investment income(d)	1.07%
Portfolio turnover rate	9%

*	From commencement of operations on February 28, 2017 through July 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.85%, respectively.

See accompanying notes to financial statements.

91  |

Financial Highlights (continued)

For a share outstanding throughout each period.

Natixis Sustainable Future 2030 Fund—Class N
Period Ended July 31, 2017* (Unaudited)
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05
Net realized and unrealized gain (loss)	0.71

Total from Investment Operations	0.76

Net asset value, end of the period	$10.76

Total return(b)(c)	7.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,689
Net expenses(d)(e)(f)	0.51%
Gross expenses(d)(f)	5.34%
Net investment income(d)	1.13%
Portfolio turnover rate	9%

*	From commencement of operations on February 28, 2017 through July 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.48%, respectively.

See accompanying notes to financial statements.

|  92

Financial Highlights (continued)

For a share outstanding throughout each period.

Natixis Sustainable Future 2035 Fund—Class N
Period Ended July 31, 2017* (Unaudited)
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05
Net realized and unrealized gain (loss)	0.79

Total from Investment Operations	0.84

Net asset value, end of the period	$10.84

Total return(b)(c)	8.40%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,710
Net expenses(d)(e)(f)	0.55%
Gross expenses(d)(f)	5.34%
Net investment income(d)	1.17%
Portfolio turnover rate	9%

*	From commencement of operations on February 28, 2017 through July 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.44%, respectively.

See accompanying notes to financial statements.

93  |

Financial Highlights (continued)

For a share outstanding throughout each period.

Natixis Sustainable Future 2040 Fund—Class N
Period Ended July 31, 2017* (Unaudited)
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05
Net realized and unrealized gain (loss)	0.84

Total from Investment Operations	0.89

Net asset value, end of the period	$10.89

Total return(b)(c)	8.90%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,724
Net expenses(d)(e)(f)	0.59%
Gross expenses(d)(f)	5.34%
Net investment income(d)	1.21%
Portfolio turnover rate	9%

*	From commencement of operations on February 28, 2017 through July 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.40%, respectively.

See accompanying notes to financial statements.

|  94

Financial Highlights (continued)

For a share outstanding throughout each period.

Natixis Sustainable Future 2045 Fund—Class N
Period Ended July 31, 2017* (Unaudited)
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05
Net realized and unrealized gain (loss)	0.88

Total from Investment Operations	0.93

Net asset value, end of the period	$10.93

Total return(b)(c)	9.30%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,186
Net expenses(d)(e)(f)	0.61%
Gross expenses(d)(f)	6.41%
Net investment income(d)	1.19%
Portfolio turnover rate	12%

*	From commencement of operations on February 28, 2017 through July 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.45%, respectively.

See accompanying notes to financial statements.

95  |

Financial Highlights (continued)

For a share outstanding throughout each period.

Natixis Sustainable Future 2050 Fund—Class N
Period Ended July 31, 2017* (Unaudited)
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05
Net realized and unrealized gain (loss)	0.90

Total from Investment Operations	0.95

Net asset value, end of the period	$10.95

Total return(b)(c)	9.50%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,191
Net expenses(d)(e)(f)	0.62%
Gross expenses(d)(f)	6.42%
Net investment income(d)	1.18%
Portfolio turnover rate	12%

*	From commencement of operations on February 28, 2017 through July 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.45%, respectively.

See accompanying notes to financial statements.

|  96

Financial Highlights (continued)

For a share outstanding throughout each period.

Natixis Sustainable Future 2055 Fund—Class N
Period Ended July 31, 2017* (Unaudited)
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05
Net realized and unrealized gain (loss)	0.90

Total from Investment Operations	0.95

Net asset value, end of the period	$10.95

Total return(b)(c)	9.50%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,191
Net expenses(d)(e)(f)	0.62%
Gross expenses(d)(f)	6.41%
Net investment income(d)	1.18%
Portfolio turnover rate	12%

*	From commencement of operations on February 28, 2017 through July 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.44%, respectively.

See accompanying notes to financial statements.

97  |

Financial Highlights (continued)

For a share outstanding throughout each period.

Natixis Sustainable Future 2060 Fund—Class N
Period Ended July 31, 2017* (Unaudited)
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05
Net realized and unrealized gain (loss)	0.90

Total from Investment Operations	0.95

Net asset value, end of the period	$10.95

Total return(b)(c)	9.50%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,191
Net expenses(d)(e)(f)	0.62%
Gross expenses(d)(f)	6.42%
Net investment income(d)	1.18%
Portfolio turnover rate	12%

*	From commencement of operations on February 28, 2017 through July 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.45%, respectively.

See accompanying notes to financial statements.

|  98

Notes to Financial Statements

July 31, 2017 (Unaudited)

1.  Organization.  Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust IV:

Natixis Sustainable Future 2015 Fund (the “Sustainable Future 2015 Fund”)

Natixis Sustainable Future 2020 Fund (the “Sustainable Future 2020 Fund”)

Natixis Sustainable Future 2025 Fund (the “Sustainable Future 2025 Fund”)

Natixis Sustainable Future 2030 Fund (the “Sustainable Future 2030 Fund”)

Natixis Sustainable Future 2035 Fund (the “Sustainable Future 2035 Fund”)

Natixis Sustainable Future 2040 Fund (the “Sustainable Future 2040 Fund”)

Natixis Sustainable Future 2045 Fund (the “Sustainable Future 2045 Fund”)

Natixis Sustainable Future 2050 Fund (the “Sustainable Future 2050 Fund”)

Natixis Sustainable Future 2055 Fund (the “Sustainable Future 2055 Fund”)

Natixis Sustainable Future 2060 Fund (the “Sustainable Future 2060 Fund”)

Each Fund is a diversified investment company.

Each Fund commenced operations on February 28, 2017 via contribution to the Fund by Natixis Global Asset Management L.P. (“Natixis US”) in the following amounts:

Funds	Amount
Sustainable Future 2015 Fund	$4,000,000
Sustainable Future 2020 Fund	4,000,000
Sustainable Future 2025 Fund	3,000,000
Sustainable Future 2030 Fund	2,500,000
Sustainable Future 2035 Fund	2,500,000
Sustainable Future 2040 Fund	2,500,000
Sustainable Future 2045 Fund	2,000,000
Sustainable Future 2050 Fund	2,000,000
Sustainable Future 2055 Fund	2,000,000
Sustainable Future 2060 Fund	2,000,000

Each fund offers Class N shares. Class Y Shares are not currently available for purchase.

Class N shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Certain categories of investors are exempted from the minimum investment amounts for Class N as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust and Natixis ETF Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”).

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid

99  |

Notes to Financial Statements (continued)

July 31, 2017 (Unaudited)

quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Mutual funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax period as of July 31, 2017 and has concluded that

|  100

Notes to Financial Statements (continued)

July 31, 2017 (Unaudited)

no provisions for income tax are required. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

f.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

g.  New Accounting Pronouncement.  In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosures in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments, including investments in and advances to affiliates, and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and the impact, if any, on the Funds’ financial statements.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

101  |

Notes to Financial Statements (continued)

July 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2017, at value:

Sustainable Future 2015 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,016,649	$—	$—	$2,016,649
Affiliated Mutual Funds	2,069,956	—	—	2,069,956
Closed-End Investment Companies	876	—	—	876

Total	$4,087,481	$—	$—	$4,087,481

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended July 31, 2017, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2020 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,332,110	$—	$—	$2,332,110
Affiliated Mutual Funds	1,784,168	—	—	1,784,168
Closed-End Investment Companies	1,051	—	—	1,051

Total	$4,117,329	$—	$—	$4,117,329

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended July 31, 2017, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2025 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,954,212	$—	$—	$1,954,212
Affiliated Mutual Funds	1,124,770	—	—	1,124,770
Closed-End Investment Companies	759	—	—	759

Total	$3,079,741	$—	$—	$3,079,741

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended July 31, 2017, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2030 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,874,177	$—	$—	$1,874,177
Affiliated Mutual Funds	704,574	—	—	704,574
Closed-End Investment Companies	759	—	—	759

Total	$2,579,510	$—	$—	$2,579,510

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended July 31, 2017, there were no transfers among Levels 1, 2 and 3.

|  102

Notes to Financial Statements (continued)

July 31, 2017 (Unaudited)

Sustainable Future 2035 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,095,251	$—	$—	$2,095,251
Affiliated Mutual Funds	491,488	—	—	491,488
Closed-End Investment Companies	876	—	—	876

Total	$2,587,615	$—	$—	$2,587,615

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended July 31, 2017, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2040 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,267,568	$—	$—	$2,267,568
Affiliated Mutual Funds	329,343	—	—	329,343
Closed-End Investment Companies	876	—	—	876

Total	$2,597,787	$—	$—	$2,597,787

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended July 31, 2017, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2045 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,901,059	$—	$—	$1,901,059
Affiliated Mutual Funds	177,242	—	—	177,242
Closed-End Investment Companies	759	—	—	759

Total	$2,079,060	$—	$—	$2,079,060

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended July 31, 2017, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2050 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,945,190	$—	$—	$1,945,190
Affiliated Mutual Funds	133,388	—	—	133,388
Closed-End Investment Companies	759	—	—	759

Total	$2,079,337	$—	$—	$2,079,337

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended July 31, 2017, there were no transfers among Levels 1, 2 and 3.

103  |

Notes to Financial Statements (continued)

July 31, 2017 (Unaudited)

Sustainable Future 2055 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,942,846	$—	$—	$1,942,846
Affiliated Mutual Funds	133,438	—	—	133,438
Closed-End Investment Companies	759	—	—	759

Total	$2,077,043	$—	$—	$2,077,043

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended July 31, 2017, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2060 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,946,662	$—	$—	$1,946,662
Affiliated Mutual Funds	133,384	—	—	133,384
Closed-End Investment Companies	759	—	—	759

Total	$2,080,805	$—	$—	$2,080,805

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended July 31, 2017, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities.  For the period ended July 31, 2017, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities) were as follows:

Fund	Purchases	Sales
Sustainable Future 2015 Fund	$4,149,705	$258,916
Sustainable Future 2020 Fund	4,149,103	258,009
Sustainable Future 2025 Fund	3,150,422	258,243
Sustainable Future 2030 Fund	2,630,424	227,994
Sustainable Future 2035 Fund	2,607,249	216,891
Sustainable Future 2040 Fund	2,605,501	218,194
Sustainable Future 2045 Fund	2,141,344	237,547
Sustainable Future 2050 Fund	2,139,435	240,648
Sustainable Future 2055 Fund	2,142,103	245,505
Sustainable Future 2060 Fund	2,140,689	240,449

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  NGAM Advisors, L.P. (“NGAM Advisors”), serves as investment adviser to each Fund. NGAM Advisors is a wholly-owned subsidiary of Natixis US, which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee calculated daily and payable monthly, based on each Fund’s average daily net assets.

NGAM Advisors has entered into a subadvisory agreement with Natixis Asset Management U.S., LLC (“Natixis AM US”) with respect to the Mirova Global Sustainable Equity Segment and Mirova Carbon Neutral U.S. Equity Segment of each fund. Natixis AM US is a subsidiary of Natixis Asset Management, which is in turn a subsidiary of Natixis Global Asset Management.

NGAM Advisors has also entered into a subadvisory agreement with Wilshire Associates Incorporated (“Wilshire”), pursuant to which Wilshire performs certain asset allocation, glide path monitoring and compliance responsibilities for each Fund.

The aggregate advisory fee to be paid by each Fund is equal to the sum of: (i) 0.165% of the average daily net assets of the AIA U.S. Large Cap Value ESG Segment; (ii) 0.50% of the average daily net assets of the Mirova Global Sustainable Equity Segment, payable to Natixis AM US as subadviser; (iii) 0.25% of the average daily net assets of the Mirova Carbon Neutral U.S. Equity Segment, payable to Natixis AM US as sub-adviser; and (iv) the greater of an asset based fee calculated by multiplying the Fund’s average daily net assets

|  104

Notes to Financial Statements (continued)

July 31, 2017 (Unaudited)

by a rate based on the combined average daily net assets of all the Funds, equal to 0.08% of the first $250 million, 0.07% of the next $250 million, 0.06% of the next $750 million and 0.03% of amounts exceeding $1.25 billion of the combined average daily net assets of the Funds, or the Fund’s allocable portion of a minimum annual fee of $250,000 which applies to the Funds in the aggregate, payable to Wilshire as sub-adviser.

Payments to NGAM Advisors are reduced by the amounts of payments to the subadvisers.

NGAM Advisors has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until May 31, 2018, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the period ended July 31, 2017, the Funds’ expense limit as a percentage of average daily net assets under the expense limitation agreements was 0.65%, including expenses of the underlying funds in which each Fund invests.

NGAM Advisors shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the period ended July 31, 2017, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Sustainable Future 2015 Fund	$19,080	$19,080	$—	1.11%	—%
Sustainable Future 2020 Fund	19,675	19,675	—	1.14%	—%
Sustainable Future 2025 Fund	15,177	15,177	—	1.17%	—%
Sustainable Future 2030 Fund	13,093	13,093	—	1.20%	—%
Sustainable Future 2035 Fund	13,507	13,507	—	1.24%	—%
Sustainable Future 2040 Fund	13,799	13,799	—	1.26%	—%
Sustainable Future 2045 Fund	11,205	11,205	—	1.28%	—%
Sustainable Future 2050 Fund	11,308	11,308	—	1.29%	—%
Sustainable Future 2055 Fund	11,305	11,305	—	1.29%	—%
Sustainable Future 2060 Fund	11,308	11,308	—	1.29%	—%

[1]	Management fee waiver is subject to possible recovery until January 31, 2019, though actual recovery is unlikely.

For the period ended July 31, 2017, expenses have been reimbursed as follows:

Fund	Reimbursement[2]
Sustainable Future 2015 Fund	$38,341
Sustainable Future 2020 Fund	37,723
Sustainable Future 2025 Fund	39,424
Sustainable Future 2030 Fund	39,533
Sustainable Future 2035 Fund	38,814
Sustainable Future 2040 Fund	38,261
Sustainable Future 2045 Fund	39,705
Sustainable Future 2050 Fund	39,705
Sustainable Future 2055 Fund	39,616
Sustainable Future 2060 Fund	39,674

[2]	Contractual expense reimbursements are subject to possible recovery until January 31, 2019.

No expenses were recovered during the period ended July 31, 2017 under the terms of the expense limitation agreements.

105  |

Notes to Financial Statements (continued)

July 31, 2017 (Unaudited)

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust. NGAM Distribution currently is not paid a fee for serving as distributor for the Funds.

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the period ended July 31, 2017, the administrative fees for each Fund were as follows:

Fund	Administrative Fees Paid to NGAM Advisors
Sustainable Future 2015 Fund	$763
Sustainable Future 2020 Fund	771
Sustainable Future 2025 Fund	580
Sustainable Future 2030 Fund	482
Sustainable Future 2035 Fund	487
Sustainable Future 2040 Fund	489
Sustainable Future 2045 Fund	392
Sustainable Future 2050 Fund	392
Sustainable Future 2055 Fund	392
Sustainable Future 2060 Fund	392

d.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

e.  Affiliated Ownership.  As of July 31, 2017, Natixis US held shares of the Sustainable Future Funds representing 100% of each of the Funds’ net assets. Investment activities of affiliated shareholders could have material impacts on the Funds.

|  106

Notes to Financial Statements (continued)

July 31, 2017 (Unaudited)

f.  Affiliated Fund Transactions.  A summary of affiliated fund transactions for each underlying fund held by the Funds’ for the period ended July 31, 2017, is as follows:

Sustainable Future 2015 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$384,346	$437	$—	$(3,195)	$380,714	$4,458
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	507,876	1,383	(4)	(466)	506,023	4,017
Mirova Global Green Bond Fund, Class N	—	1,173,388	1,427	6	11,252	1,183,219	—

	$—	$2,065,610	$3,247	$2	$7,591	$2,069,956	$8,475

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2020 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$257,728	$301	$—	$(2,138)	$255,289	$2,983
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	468,140	1,252	(3)	(431)	466,454	3,690
Mirova Global Green Bond Fund, Class N	—	1,053,692	1,315	6	10,042	1,062,425	—

	$—	$1,779,560	$2,868	$3	$7,473	$1,784,168	$6,673

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2025 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$162,470	$181	$—	$(1,343)	$160,946	$1,874
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	289,895	1,033	(3)	(269)	288,590	2,272
Mirova Global Green Bond Fund, Class N	—	669,656	770	3	6,345	675,234	—

	$—	$1,122,021	$1,984	$—	$4,733	$1,124,770	$4,146

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

107  |

Notes to Financial Statements (continued)

July 31, 2017 (Unaudited)

Sustainable Future 2030 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$136,941	$158	$—	$(1,125)	$135,658	$1,571
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	163,135	714	(2)	(152)	162,267	1,270
Mirova Global Green Bond Fund, Class N	—	403,327	480	2	3,800	406,649	—

	$—	$703,403	$1,352	$—	$2,523	$704,574	$2,841

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2035 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$110,378	$134	$—	$(905)	$109,339	$1,263
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	109,569	496	(1)	(103)	108,969	848
Mirova Global Green Bond Fund, Class N	—	270,989	337	1	2,527	273,180	—

	$—	$490,936	$967	$—	$1,519	$491,488	$2,111

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2040 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$110,924	$140	$—	$(908)	$109,876	$1,267
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	55,132	311	(1)	(52)	54,768	425
Mirova Global Green Bond Fund, Class N	—	163,390	208	1	1,516	164,699	—

	$—	$329,446	$659	$—	$556	$329,343	$1,692

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2045 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$44,787	$56	$—	$(365)	$44,366	$510
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	44,477	218	(1)	(43)	44,215	341
Mirova Global Green Bond Fund, Class N	—	87,959	112	—	814	88,661	—

	$—	$177,223	$386	$(1)	$406	$177,242	$851

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

|  108

Notes to Financial Statements (continued)

July 31, 2017 (Unaudited)

Sustainable Future 2050 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$44,924	$57	$—	$(366)	$44,501	$510
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	22,353	150	—	(21)	22,182	171
Mirova Global Green Bond Fund, Class N	—	66,180	84	—	609	66,705	—

	$—	$133,457	$291	$—	$222	$133,388	$681

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2055 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$44,940	$57	$—	$(365)	$44,518	$511
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	22,361	149	—	(22)	22,190	171
Mirova Global Green Bond Fund, Class N	—	66,200	84	—	614	66,730	—

	$—	$133,501	$290	$—	$227	$133,438	$682

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2060 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$44,922	$57	$—	$(365)	$44,500	$510
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	22,352	149	—	(22)	22,181	171
Mirova Global Green Bond Fund, Class N	—	66,177	84	—	610	66,703	—

	$—	$133,451	$290	$—	$223	$133,384	$681

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

g.  Acquired Fund Fees and Expenses.  Each Fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

6.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time) subject to each Fund’s investment restrictions. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the period ended July 31, 2017, none of the Funds had borrowings under these agreements.

109  |

Notes to Financial Statements (continued)

July 31, 2017 (Unaudited)

7.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

Sustainable Future 2015 Fund

	Period Ended July 31, 2017(a)
Class N
Issued from the sale of shares	400,000	$4,000,000

Increase from capital share transactions	400,000	$4,000,000

(a)	From commencement of operations on February 28, 2017 through July 31, 2017.

Sustainable Future 2020 Fund

	Period Ended July 31, 2017(a)
Class N
Issued from the sale of shares	400,000	$4,000,000

Increase from capital share transactions	400,000	$4,000,000

(a)	From commencement of operations on February 28, 2017 through July 31, 2017.

Sustainable Future 2025 Fund

	Period Ended July 31, 2017(a)
Class N
Issued from the sale of shares	300,000	$3,000,000

Increase from capital share transactions	300,000	$3,000,000

(a)	From commencement of operations on February 28, 2017 through July 31, 2017.

Sustainable Future 2030 Fund

	Period Ended July 31, 2017(a)
Class N
Issued from the sale of shares	250,000	$2,500,000

Increase from capital share transactions	250,000	$2,500,000

(a)	From commencement of operations on February 28, 2017 through July 31, 2017.

Sustainable Future 2035 Fund

	Period Ended July 31, 2017(a)
Class N
Issued from the sale of shares	250,000	$2,500,000

Increase from capital share transactions	250,000	$2,500,000

(a)	From commencement of operations on February 28, 2017 through July 31, 2017.

Sustainable Future 2040 Fund

	Period Ended July 31, 2017(a)
Class N
Issued from the sale of shares	250,000	$2,500,000

Increase from capital share transactions	250,000	$2,500,000

(a)	From commencement of operations on February 28, 2017 through July 31, 2017.

|  110

Notes to Financial Statements (continued)

July 31, 2017 (Unaudited)

Sustainable Future 2045 Fund

	Period Ended July 31, 2017(a)
Class N
Issued from the sale of shares	200,000	$2,000,000

Increase from capital share transactions	200,000	$2,000,000

(a)	From commencement of operations on February 28, 2017 through July 31, 2017.

Sustainable Future 2050 Fund

	Period Ended July 31, 2017(a)
Class N
Issued from the sale of shares	200,000	$2,000,000

Increase from capital share transactions	200,000	$2,000,000

(a)	From commencement of operations on February 28, 2017 through July 31, 2017.

Sustainable Future 2055 Fund

	Period Ended July 31, 2017(a)
Class N
Issued from the sale of shares	200,000	$2,000,000

Increase from capital share transactions	200,000	$2,000,000

(a)	From commencement of operations on February 28, 2017 through July 31, 2017.

Sustainable Future 2060 Fund

	Period Ended July 31, 2017(a)
Class N
Issued from the sale of shares	200,000	$2,000,000

Increase from capital share transactions	200,000	$2,000,000

(a)	From commencement of operations on February 28, 2017 through July 31, 2017.

111  |

NATIXIS FUNDS

Supplement dated June 30, 2017 to the Natixis Funds Summary Prospectuses, dated February 28, 2017, as may be revised or supplemented from time to time, for the following funds:

Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2040 Fund
Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2045 Fund
Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2050 Fund
Natixis Sustainable Future 2030 Fund	Natixis Sustainable Future 2055 Fund
Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2060 Fund

Effective July 1, 2017, the information under sub-section “Class Y Shares” in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is hereby amended and restated as follows:

Class Y shares are not currently available for purchase.

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

•

Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

•

Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of NGAM Advisors, clients of NGAM Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

This is not part of shareholder report

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.
(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), are filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.
(a)	(3)	Not applicable.
(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	September 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	September 21, 2017

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	September 21, 2017